                                                  File Nos. 33-47216
                                                       811-6632


                         SECURITIES AND EXCHANGE COMMISSION
                               Washington, D.C. 20549

                                      FORM N-4

              REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                          Post-Effective Amendment No.  18

          REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

                                 Amendment No.  23

                        ALLMERICA SELECT SEPARATE ACCOUNT OF
               ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY
                             (Exact Name of Registrant)

               ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY
                                (Name of Depositor)
                                 440 Lincoln Street
                                Worcester, MA 01653
                (Address of Depositor's Principal Executive Offices)
                                   (508) 855-1000
                (Depositor's Telephone Number, including Area Code)

                    Abigail M. Armstrong, Secretary and Counsel
               Allmerica Financial Life Insurance and Annuity Company
                                 440 Lincoln Street
                                Worcester, MA 01653
                 (Name and Address of Agent for Service of Process)

                It is proposed that this filing will become effective:

          ___ immediately upon filing pursuant to paragraph (b) of Rule 485
          ___ on (date) pursuant to paragraph (b) of Rule 485
          ___ 60 days after filing pursuant to paragraph (a) (1) of Rule 485 _X_ on May 1, 1999 pursuant to paragraph (a) (1) of Rule 485
          ___ this post-effective amendment designates a new effective date for a previously filed post-effective amendment


                             VARIABLE ANNUITY POLICIES

Pursuant to Reg. Section 270.24f-2 of the Investment Company Act of 1940 ("1940 Act"), Registrant hereby declares that an indefinite amount of its securities is being registered under the Securities Act of 1933 ("1933 Act"). The Rule 24f-2 Notice for the issuer's fiscal year ended December 31, 1998 will be filed on or before March 30, 1999.

              CROSS REFERENCE SHEET SHOWING LOCATION IN PROSPECTUS OF
                            ITEMS CALLED FOR BY FORM N-4


FORM N-4 ITEM NO.          CAPTION IN PROSPECTUS
-----------------          ---------------------

1......................... Cover Page

2......................... Special Terms

3......................... Summary;  Annual and Transaction Expenses

4......................... Condensed Financial Information; Performance Information

5......................... Description of the Companies, the Variable Accounts,
                           the Trust, Fidelity VIP, and T. Rowe Price

6......................... Charges and Deductions

7......................... Description of the Contract

8......................... Electing the Form of Annuity and the Annuity Date;
                           Description of Variable Annuity Payout Options;
                           Annuity Benefit Payments

9......................... Death Benefit

10........................ Payments;  Computation of Values;  Distribution

11........................ Surrender;  Withdrawals; Charge for Surrender and Withdrawal;
                           Withdrawal Without Surrender Charge; Texas Optional Retirement Program

12........................ Federal Tax Considerations

13........................ Legal Matters

14........................ Statement of Additional Information - Table of Contents


FORM N-4 ITEM NO.          CAPTION IN STATEMENT OF ADDITIONAL INFORMATION
-----------------          ----------------------------------------------

15........................ Cover Page

16........................ Table of Contents

17........................ General Information and History

18........................ Services

19........................ Underwriters

21........................ Performance Information

22........................ Annuity Benefit Payments

23........................ Financial Statements


ALLMERICA FINANCIAL LIFE INSURANCE
AND ANNUITY COMPANY

FIRST ALLMERICA FINANCIAL LIFE
INSURANCE COMPANY

                                                    ALLMERICA SELECT RESOURCE II
                                                       VARIABLE ANNUITY CONTRACT



PROFILE           THIS PROFILE IS A SUMMARY OF SOME OF THE MORE
MAY 1, 1999       IMPORTANT POINTS THAT YOU SHOULD KNOW AND CONSIDER
                  BEFORE PURCHASING THE ALLMERICA SELECT RESOURCE II
                  VARIABLE ANNUITY CONTRACT. THE CONTRACT IS MORE
                  FULLY DESCRIBED LATER IN THIS PROSPECTUS. PLEASE
                  READ THE PROSPECTUS CAREFULLY.

1.  THE ALLMERICA SELECT RESOURCE II VARIABLE ANNUITY CONTRACT



The Allmerica Select Resource II variable annuity contract is a contract between you, the contract owner, and Allmerica Financial Life Insurance and Annuity Company for contracts issued in the District of Columbia, Puerto Rico, the Virgin Islands and any state except Hawaii and New York) or First Allmerica Financial Life Insurance Company (for contracts issued in Hawaii and New York). It is designed to help you accumulate assets for your retirement or other important financial goals on a tax-deferred basis.


Allmerica Select Resource II offers a diverse selection of money managers and investment options. You may allocate your payments among any of 14 variable investment portfolios, a number of Guarantee Period Accounts and the Fixed Account. This range of investment choices enables you to allocate your money to meet your particular investment needs. Transfers between accounts do not create a taxable event.

Variable investments are subject to fluctuations in market value, and may increase or decrease the value of your contract over time. Investments in either the Fixed Account or the Guarantee Period Accounts offer rates of return and protection of principal that are guaranteed by the Company.


Annuities typically have two phases; an ACCUMULATION PHASE and, if you annuitize, an ANNUITY PAYOUT phase. During the ACCUMULATION PHASE you can make payments into the contract on any frequency. Earnings from your investments accumulate on a tax deferred basis. You may withdraw money during the accumulation phase; however as with any tax-deferred investment, earnings and pre-tax payments are subject to income tax when withdrawn. A federal tax penalty may apply if you withdraw money prior to age 59 1/2. The ANNUITY PAYOUT PHASE occurs when you begin receiving regular payments from your contract. The amount of money you are able to accumulate in your contract during the ACCUMULATION PHASE will determine the amount of your payments during the ANNUITY PAYOUT PHASE. This accumulation is based on the amount of your payments, and any gain or loss from your investments.


2.  ANNUITY PAYMENTS TO YOU


Before beginning to receive payments from your annuity, you will want to decide the form those payments will take. If you would like to receive a regular income from your annuity, you may select one of six annuity options: (1) periodic payments for your lifetime; (2) periodic payments for your lifetime, but not for less than 120 months; (3) periodic payments for your lifetime with the guarantee that if payments to you are less than the accumulated value at annuitization a refund of the remaining value will be paid; (4) periodic payments for your lifetime and your survivor's lifetime; (5) periodic payments for your lifetime and your survivor's lifetime with the payment to the survivor being reduced to 2/3; and (6) periodic payments for a specified period of 1 to 30 years.

You can also choose whether you want your annuity payments on a variable basis (subject to fluctuation based on investment performance), on a fixed basis (with benefit payments guaranteed at a fixed amount), or on a combination variable and fixed basis. Once payments begin, the annuity option cannot be changed.

3.  PURCHASING THIS CONTRACT

Allmerica Select contracts are sold through a network of independent financial representatives. We suggest you and your representative review this information and that your representative assist you in completing any forms. The initial payment into this contract must be at least $1,000 and each subsequent payment must be at least $50. Other than these conditions, there is no fixed schedule for making payments, nor any limits as to payment frequency.

4.  INVESTMENT OPTIONS


You have full investment control over the contract and you may allocate money to the Sub-Accounts investing in the following funds:



                                               FUND                                    INVESTMENT ADVISER
                           ---------------------------------------------  ---------------------------------------------
International Funds        Select Emerging Markets Fund                   Schroder Capital Management International
                                                                          Inc.
                           Select International Equity Fund               Bank of Ireland Asset Management (U.S.)
                                                                          Limited
                           T. Rowe Price International Stock Portfolio    Rowe Price-Fleming International, Inc.

Aggressive Growth Funds    Select Aggressive Growth Fund                  Nicholas-Applegate Capital Management, L.P.
                           Select Capital Appreciation Fund               T. Rowe Price Associates, Inc.
                           Select Value Opportunity Fund                  Cramer Rosenthal McGlynn, LLC

Growth Funds               Select Growth Fund                             Putnam Investment Management, Inc.
                           Select Strategic Growth Fund                   Cambiar Investors, Inc.
                           Fidelity VIP Growth Portfolio                  Fidelity Management & Research Company

Growth and Income Funds    Select Growth and Income Fund                  John A. Levin & Co., Inc.
                           Fidelity VIP Equity-Income Portfolio           Fidelity Management & Research Company

High Income Fund           Fidelity VIP High Income Portfolio             Fidelity Management & Research Company

Income Fund                Select Income Fund                             Standish, Ayer & Wood, Inc.

Money Market Fund          Money Market Fund                              Allmerica Asset Management, Inc.


You may also allocate money among the Guarantee Period Accounts and the Fixed Account. The Guarantee Period Accounts offer interest rates that are guaranteed for a specific period of time. The Fixed Account guarantees a minimum rate of interest which may vary from time to time but will not be less than 3%.

5.  EXPENSES

The contract has insurance features and investment features, and there are costs related to each. Each year a $30 contract fee is deducted from your contract. This charge is waived if the value of the Contract is at least $50,000 on the date the fee is assessed or the contract is issued to and maintained by the Trustees of a 401(k) plan. Also, insurance charges are deducted which total 1.40% of the average daily value of amounts allocated to the investment portfolios. In addition, if you elect an optional Minimum Guaranteed Annuity Payout Rider, we will deduct a charge against the accumulated value of your contract at an annual rate of 0.25% for a rider with a ten-year waiting period and at an annual rate of 0.15% for a rider with a fifteen-year waiting period.



There are also investment management charges which range from 0.32% to 2.19% of the average daily value of the investment portfolio depending upon the investment portfolio. When you make a withdrawal or you begin receiving regular annuity benefit payments from your annuity, a state premium tax, which varies depending upon the state of residency, may apply.



If a payment remains in your contract for more than seven years, you will not incur any sales charge on that amount. However, a contingent deferred sales charge may apply to withdrawals of amounts invested seven years or less on a declining scale between 6.5% and 1%, depending on which year the withdrawal is made.



The following chart is designed to help you understand the charges in your contract. The column "Total Annual Charges" combines the $30 contract fee (which is represented as 0.04%), the 1.40% insurance charges and the investment charges for each fund. The next two columns show two examples of the charges you would pay in dollar amounts. The examples assume you invest $1,000, earn 5% annually and withdraw your money: (1) at the end of year 1, and (2) at the end of year
10. Year 1 includes surrender charges as well as Total Annual Charges. Year 10, shows the aggregate of all the annual charges assessed for 10 years, with no surrender charge. Premium tax is assumed to be 0% in both examples. The following chart does not reflect the optional Minimum Guaranteed Annuity Payout Rider which, if elected, would increase the Total Annual Insurance Charges.



------------------------------------------------------------------------------------------------------------------
                                                                                                 EXAMPLES:
                                                                                                TOTAL ANNUAL
                                                                                                EXPENSES AT
                                                                                                   END OF
                                                                                          ------------------------
                                         TOTAL ANNUAL      TOTAL ANNUAL    TOTAL ANNUAL       (1)          (2)
FUND                                   INSURANCE CHARGES   FUND CHARGES       CHARGES       1 YEAR      10 YEARS
------------------------------------------------------------------------------------------------------------------
Select Emerging Markets Fund*........          1.44%             2.19%           3.63%     $            $
Select International Equity Fund.....          1.44%             1.02%           2.46%     $            $
T. Rowe Price International Stock
  Portfolio..........................          1.44%             1.05%           2.49%     $            $
Select Aggressive Growth Fund........          1.44%             0.95%           2.39%     $            $
Select Capital Appreciation Fund.....          1.44%             1.04%           2.48%     $            $
Select Value Opportunity Fund........          1.44%             0.98%           2.42%     $            $
Select Growth Fund...................          1.44%             0.86%           2.30%     $            $
Select Strategic Growth Fund*........          1.44%             1.20%           2.64%     $            $
Fidelity VIP Growth Portfolio........          1.44%                 %               %     $            $
Select Growth and Income Fund........          1.44%             0.73%           2.17%     $            $
Fidelity VIP Equity-Income
  Portfolio..........................          1.44%                 %               %     $            $
Fidelity VIP High Income Portfolio...          1.44%                 %               %     $            $
Select Income Fund...................          1.44%             0.64%           2.08%     $            $
Money Market Fund....................          1.44%             0.32%           1.76%     $            $
------------------------------------------------------------------------------------------------------------------



* Fund expenses have been estimated for these Funds, which commenced operations on February 20, 1998.


The charges reflect any applicable expense reimbursements and/or fee waivers. For more detailed information, see the Fund Expense Table in the Prospectus.

6.  TAXES


Under current tax rules, your earnings are not taxed until you take them out. Any withdrawals during the accumulation phase will be treated first as earnings and taxed as income. If you take money out before age 59 1/2, you may be subject to a 10% federal tax penalty on the earnings. Payments during the annuity payout phase are considered partly a return of your original investment and partly earnings. The "original investment" part of each payment is not taxable as income. However, if this contract is used as part of a qualified retirement program (such as a 401(k) plan), then the entire income payment may be taxable.


7.  WITHDRAWALS

The contract is structured as a long-term investment opportunity which always gives you access to your money. You may withdraw without surrender charge the greatest of: (1) 100% of the accumulated earnings, (2) 10% of the total account value per calendar year, or (3) if you are both an Owner and the Annuitant, an amount based on your life expectancy. (Similarly, no surrender charge will apply if an amount is withdrawn based on the Annuitant's life expectancy and the Owner is a trust or other nonnatural person.)

Amounts allocated to the Guarantee Period Account will be subject to a market value adjustment, which may increase or decrease the value, if withdrawn before the end of the guarantee period.

8.  PERFORMANCE


The value of your contract will vary up or down depending on the investment performance of the funds you choose. The first chart below illustrates past returns on a calendar year basis for each fund of Allmerica Financial Life Insurance and Annuity Company's Allmerica Select Separate Account based on the inception dates of each of its Sub-Accounts. The second chart illustrates the same information for each fund of First Allmerica Financial Life Insurance Company's Allmerica Select Separate Account. Each company offers the same funds; however the Allmerica Select Separate Account of Allmerica Financial Life Insurance and Annuity Company and its funds have been in existence for a longer period. The performance figures reflect the contract fee, the insurance charges, the investment charges and all other expenses of the fund. They do not reflect the surrender charges which, if applied, would reduce such performance. In addition, they do not reflect the optional Minimum Guaranteed Annuity Payout Rider which, if elected, would reduce performance. These returns are based upon historical data and are not intended to indicate future performance.



ALLMERICA SELECT SEPARATE ACCOUNT OF ALLMERICA FINANCIAL
LIFE INSURANCE AND ANNUITY COMPANY


                                                                                 CALENDAR YEAR
                                                  ----------------------------------------------------------------------------
FUND                                                 1998         1997         1996         1995         1994         1993
------------------------------------------------  -----------  -----------  -----------  -----------  -----------  -----------
Select Emerging Markets Fund....................                     N/A          N/A          N/A          N/A          N/A
Select International Equity Fund................                    3.16%       20.20%       17.94%       -4.30%         N/A
T. Rowe Price International Stock Portfolio.....                    1.63%       12.99%        9.57%         N/A          N/A
Select Aggressive Growth Fund...................                   17.03%       16.85%       30.44%       -3.52%       17.82%
Select Capital Appreciation Fund................                   12.66%        7.24%         N/A          N/A          N/A
Select Value Opportunity Fund...................                     N/A          N/A          N/A          N/A          N/A
Select Growth Fund..............................                   32.18%       20.27%       22.83%       -2.95%       -0.32%
Select Strategic Growth Fund....................                     N/A          N/A          N/A          N/A          N/A
Fidelity VIP Growth Portfolio...................                   21.74%       13.06%       33.41%         N/A          N/A
Select Growth and Income Fund...................                   20.79%       19.53%       28.50%       -0.78%        8.81%
Fidelity VIP Equity-Income Portfolio............                   26.30%       12.64%       33.15%         N/A          N/A
Fidelity VIP High Income Portfolio..............                   16.01%       12.40%       18.98%         N/A          N/A
Select Income Fund..............................                    7.62%        1.82%       15.31%       -6.16%        9.35%
Money Market Fund...............................                    3.97%        3.83%        4.33%        2.51%        1.55%

ALLMERICA SELECT SEPARATE ACCOUNT OF FIRST ALLMERICA
FINANCIAL LIFE INSURANCE COMPANY



                                                                                            CALENDAR YEAR
                                                                          --------------------------------------------------
FUND                                                                         1998         1997         1996         1995
------------------------------------------------------------------------  -----------  -----------  -----------  -----------
Select Emerging Markets Fund............................................                     N/A          N/A          N/A
Select International Equity Fund........................................                    3.16%       20.20%       17.94%
T. Rowe Price International Stock Portfolio.............................                    1.63%       12.99%        9.57%
Select Aggressive Growth Fund...........................................                   17.03%       16.85%       30.44%
Select Capital Appreciation Fund........................................                   12.66%        7.24%         N/A
Select Value Opportunity Fund...........................................                     N/A          N/A          N/A
Select Growth Fund......................................................                   32.18%       20.27%       22.83%
Select Strategic Growth Fund............................................                     N/A          N/A          N/A
Fidelity VIP Growth Portfolio...........................................                   21.74%       13.06%       33.41%
Select Growth and Income Fund...........................................                   20.79%       19.53%       28.50%
Fidelity VIP Equity-Income Portfolio....................................                   26.30%       12.64%       33.15%
Fidelity VIP High Income Portfolio......................................                   16.01%       12.40%       18.98%
Select Income Fund......................................................                    7.62%        1.82%       15.31%
Money Market Fund.......................................................                    3.97%        3.83%        4.33%


9.  DEATH BENEFIT


In addition to tax deferred growth, your contract provides valuable insurance features. If the annuitant dies during the accumulation phase, we will pay the beneficiary a death benefit. The death benefit is equal to the GREATEST of: (a) the accumulated value increased for any positive market value adjustment; (b) gross payments compounded daily at the annual rate of 5%, decreased proportionately to reflect any prior withdrawals (in Hawaii and New York the 5% compounding is not available; therefore, (b) equals gross payments decreased proportionately to reflect withdrawals); or (c) the death benefit that would have been payable on the most recent contract anniversary, increased for subsequent payments and decreased proportionately for subsequent withdrawals.



This guaranteed death benefit works in the following way assuming no withdrawals are made. On the first anniversary, the death benefit will be equal to the greater of (a) the Accumulated Value (increased by any positive market value adjustment) or (b) gross payments compounded at the annual rate of 5% (except in Hawaii and New York). The higher of (a) or (b) will then be locked in until the second anniversary, at which time the death benefit will be equal to the greatest of (a) the contract's then current Accumulated Value increased by any positive market value adjustment; (b) gross payments, compounded at the annual rate of 5% (except in Hawaii and New York); or (c) the locked-in value of the death benefit at the first anniversary. The greatest of (a), (b) or (c) will be locked in until the next contract anniversary. This calculation will then be repeated on each anniversary while the contract remains in force and prior to the Annuity Date. As noted above, the values of (b) and (c) will be decreased proportionately if withdrawals are taken.


If the owner is not the annuitant and dies during the accumulation phase, the death benefit will be equal to (a) above.

10.  ADDITIONAL FEATURES

FREE LOOK PERIOD: If you cancel your contract within 10 days after receiving it (or whatever period is required by your state), we will provide you with a refund in accordance with the terms of the contract's "Right to Examine" provision.


WITHDRAWAL WITHOUT A SALES CHARGE: All surrender charges are waived if, after the contract is issued and before you attain age 65, you become disabled. Under New York contracts, the disability must also exist for a continuous period of at least four months. Also, except in New York where not permitted by state law, you may receive your money without a surrender charge if, after the contract is issued, you are diagnosed with a fatal illness or are confined in a medical care facility for 90 days after the first contract year.


DOLLAR COST AVERAGING: You may elect to automatically transfer money on a periodic basis from the Money Market Fund, Select Income Fund or Fixed Account to one or more of the other investment options. There is no charge for this service.

AUTOMATIC ACCOUNT REBALANCING: You may elect to automatically have your contract's accumulated value periodically reallocated ("rebalanced") among your chosen investment options to maintain your designated percentage allocation mix. There is no charge for this service.


OPTIONAL MINIMUM GUARANTEED ANNUITY PAYOUT RIDER: (not available in all jurisdictions) This optional rider is available for a separate monthly charge and guarantees you a minimum amount of fixed annuity lifetime income during the annuity payout phase subject to certain conditions. On each contract anniversary a minimum guaranteed annuity payout benefit base is determined. This minimum guaranteed annuity payout benefit base is the value that will be annuitized should you exercise the rider. Annuitization under this rider will occur at the guaranteed annuity purchase rates listed under the Annuity Option Tables in your contract. The minimum guaranteed annuity payout benefit base is equal to the greatest of:



    (a) the accumulated value increased by any positive market value adjustment, if applicable, or



    (b) the accumulated value on the effective date of the rider compounded daily at the annual rate of 5% plus gross payments made thereafter compounded daily at the annual rate of 5% starting on the date each payment is applied, decreased proportionately to reflect withdrawals; or



    (c) the highest accumulated value on any contract anniversary since the rider effective date, as determined after positive adjustments have been made for subsequent payments and any positive Market Value Adjustment, if applicable, and negative adjustments have been made for subsequent withdrawals.


11.  INQUIRIES

If you need more information you may contact us at 1-800-366-1492 or send correspondence to:

             Allmerica Select
             Allmerica Financial
             P.O. Box 8179
             Boston, Massachusetts 02266-8179

                      ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY
                         FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY
                                     WORCESTER, MASSACHUSETTS
                     COMBINATION DEFERRED VARIABLE AND FIXED ANNUITY CONTRACTS
                                 ALLMERICA SELECT SEPARATE ACCOUNT



                        This Prospectus provides important information about
                        the Allmerica Select Resource II variable annuity
                        contract issued by Allmerica Financial Life Insurance
                        and Annuity Company (in all jurisdictions except
                        Hawaii and New York) and First Allmerica Financial
                        Life Insurance Company in New York and Hawaii. The
                        contract is a flexible payment tax- deferred
                        combination variable and fixed annuity offered on
   PLEASE READ THIS     both a group and individual basis. It is (1) flexible
 PROSPECTUS CAREFULLY   because contract owners may add payments; (2)
 BEFORE INVESTING AND   tax-deferred because taxes are not paid on investment
  KEEP IT FOR FUTURE    and interest earnings until they are actually
      REFERENCE.        withdrawn and (3) variable because money invested in
                        the Variable Account fluctuates with the performance of the stock market and fixed because money invested in the Fixed Account or Guarantee Period Accounts earns a guaranteed rate of interest for a specified period. (This Prospectus also includes important information about the Allmerica Select Resource I contract which is no longer being sold.)

                        The Variable Account, known as the Allmerica Select Separate Account is subdivided into Sub-Accounts. Each Sub-Account offered under this contract invests exclusively in shares of one of the following funds:




                        FUND                                                 INVESTMENT ADVISER
                        --------------------------------------------------   --------------------------------------------------
  ANNUITIES INVOLVE     Select Emerging Markets Fund                         Schroder Capital Management International Inc.
   RISKS INCLUDING      Select International Equity Fund                     Bank of Ireland Asset Management (U.S.) Limited
   POSSIBLE LOSS OF     T. Rowe Price International Stock Portfolio          Rowe Price-Fleming International, Inc.
      PRINCIPAL.        Select Aggressive Growth Fund                        Nicholas-Applegate Capital Management, L.P.
                        Select Capital Appreciation Fund                     T. Rowe Price Associates, Inc.
                        Select Value Opportunity Fund                        Cramer Rosenthal McGlynn, LLC
                        Select Growth Fund                                   Putnam Investment Management, Inc.
                        Select Strategic Growth Fund                         Cambiar Investors, Inc.
                        Fidelity VIP Growth Fund                             Fidelity Management & Research Company
                        Select Growth and Income Fund                        John A. Levin & Co., Inc.
                        Fidelity VIP Equity-Income Portfolio                 Fidelity Management & Research Company
                        Fidelity VIP High Income Portfolio                   Fidelity Management & Research Company
                        Select Income Fund                                   Standish, Ayer & Wood, Inc.
                        Money Market Fund                                    Allmerica Asset Management, Inc.



                        The Fixed Account is part of the Company's General
                        Account and pays an interest rate guaranteed for one
                        year from the time a payment is received. The
                        Guarantee Period Accounts offer fixed rates of
                        interest for specified periods ranging from 3 to 10
                        years. A Market Value Adjustment is applied to
                        payments removed from a Guarantee Period Account
                        before the end of the specified period. The Market
    THIS ANNUITY        Value Adjustment may be positive or negative.
 IS                     Payments allocated to a Guarantee Period Account are
         NOT:           held in the Company's Separate Account GPA (except in
 - A BANK DEPOSIT OR    California where they are allocated to the General
   OBLIGATION;          Account).
 - FEDERALLY INSURED;   A Statement of Additional Information dated May 1,
 - ENDORSED BY ANY      1999 containing more information about this annuity
   BANK OR              is on file with the Securities and Exchange
   GOVERNMENTAL         Commission and is incorporated by reference into this
   AGENCY.              Prospectus. A copy may be obtained free of charge by
                        calling Allmerica Select Customer Service at 1-800-
                        366-1492. The Table of Contents of the Statement of
                        Additional Information is listed on page 4 of this Prospectus.
                        This Prospectus and the Statement of Additional
                        Information can also be obtained from the Securities and Exchange Commission's website
                        (HTTP://www.sec.gov).

                        The Securities and Exchange Commission has not approved or disapproved these securities or determined that the information is truthful or complete. Any representation to the contrary is a criminal offense.




                                          DATED MAY 1, 1999

                               TABLE OF CONTENTS


SPECIAL TERMS...........................................................................          4
SUMMARY.................................................................................          6
ANNUAL AND TRANSACTION EXPENSES.........................................................         13
CONDENSED FINANCIAL INFORMATION.........................................................         18
PERFORMANCE INFORMATION.................................................................         21
DESCRIPTION OF THE COMPANIES, THE VARIABLE ACCOUNTS, THE TRUST, FIDELITY VIP AND T. ROWE
 PRICE..................................................................................         23
INVESTMENT OBJECTIVES AND POLICIES......................................................         25
INVESTMENT ADVISORY SERVICES............................................................         26
DESCRIPTION OF THE CONTRACT.............................................................         29
  A.   Payments.........................................................................         29
  B.   Right to Cancel Individual Retirement Annuity....................................         29
  C.   Right to Cancel All Other Contracts..............................................         30
  D.   Transfer Privilege...............................................................         30
        Automatic Transfers and Automatic Account Rebalancing Options...................         31
  E.   Surrender........................................................................         31
  F.   Withdrawals......................................................................         32
        Systematic Withdrawals..........................................................         32
        Life Expectancy Distributions...................................................         33
  G.   Death Benefit....................................................................         33
        Death of the Annuitant Prior to the Annuity Date................................         33
        Death of an Owner Who is Not Also the Annuitant Prior to the Annuity Date.......         34
        Payment of the Death Benefit Prior to the Annuity Date..........................         34
        Death of the Annuitant On or After the Annuity Date.............................         34
  H.   The Spouse of the Owner as Beneficiary...........................................         34
  I.   Assignment.......................................................................         35
  J.   Electing the Form of Annuity and the Annuity Date................................         35
  K.   Description of Variable Annuity Payout Options...................................         36
  L.   Annuity Benefit Payments.........................................................         37
        The Annuity Unit................................................................         37
        Determination of the First and Subsequent Annuity Benefit Payments..............         37
  M.  Optional Minimum Guaranteed Annuity Payout Rider..................................         38
  N.   NORRIS Decision..................................................................         40
  O.   Computation of Values............................................................         40
        The Accumulation Unit...........................................................         40
        Net Investment Factor...........................................................         41
CHARGES AND DEDUCTIONS..................................................................         41
  A.   Variable Account Deductions......................................................         41
        Mortality and Expense Risk Charge...............................................         41
        Administrative Expense Charge...................................................         41
        Other Charges...................................................................         42
  B.   Contract Fee.....................................................................         42
  C.   Optional Minimum Guaranteed Annuity Payout Rider Charges.........................         42
  D.   Premium Taxes....................................................................         43
  E.   Contingent Deferred Sales Charge.................................................         43
        Charge for Surrender and Withdrawal.............................................         43
        Reduction or Elimination of Surrender Charge and Additional Amounts Credited....         44
        Withdrawal Without Surrender Charge.............................................         45
        Surrenders......................................................................         46
        Charge at the Time Annuity Benefit Payments Begin...............................         46
  F.   Transfer Charge..................................................................         46

GUARANTEE PERIOD ACCOUNTS...............................................................         47
FEDERAL TAX CONSIDERATIONS..............................................................         48
  A.   Qualified and Non-Qualified Contracts............................................         50
  B.   Taxation of the Contracts in General.............................................         50
        Withdrawals Prior to Annuitization..............................................         50
        Annuity Payouts After Annuitization.............................................         50
        Penalty on Distribution.........................................................         50
        Assignments or Transfers........................................................         51
        Non-Natural Owners..............................................................         51
        Deferred Compensation Plans of State and Local Government and Tax-Exempt
        Organizations...................................................................         51
  C.   Tax Withholding..................................................................         51
  D.   Provisions Applicable to Qualified Employer Plans................................         52
        Corporate and Self-Employed Pension and Profit Sharing Plans....................         52
        Individual Retirement Annuities.................................................         52
        Tax-Sheltered Annuities.........................................................         52
        Texas Optional Retirement Program...............................................         53
STATEMENTS AND REPORTS..................................................................         53
LOANS (QUALIFIED CONTRACTS ONLY)........................................................         53
ADDITION, DELETION OR SUBSTITUTION OF INVESTMENTS.......................................         53
CHANGES TO COMPLY WITH LAW AND AMENDMENTS...............................................         54
VOTING RIGHTS...........................................................................         54
DISTRIBUTION............................................................................         55
SERVICES................................................................................         55
LEGAL MATTERS...........................................................................         55
YEAR 2000 COMPLIANCE....................................................................         56
FURTHER INFORMATION.....................................................................         57
APPENDIX A -- MORE INFORMATION ABOUT THE FIXED ACCOUNT..................................        A-1
APPENDIX B-- PERFORMANCE TABLES (ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY
 COMPANY................................................................................        B-1
APPENDIX C -- PERFORMANCE TABLES (FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY).....        C-1
APPENDIX D -- SURRENDER CHARGES AND THE MARKET VALUE ADJUSTMENT.........................        D-1
APPENDIX E -- THE DEATH BENEFIT.........................................................        E-1
APPENDIX F -- DIFFERENCES UNDER THE ALLMERICA SELECT RESOURCE I CONTRACT................        F-1

                       STATEMENT OF ADDITIONAL INFORMATION TABLE OF CONTENTS

GENERAL INFORMATION AND HISTORY.........................................................
TAXATION OF THE CONTRACT, THE VARIABLE ACCOUNT AND THE COMPANY..........................
SERVICES................................................................................
UNDERWRITERS............................................................................
ANNUITY BENEFIT PAYMENTS................................................................
EXCHANGE OFFER..........................................................................
PERFORMANCE INFORMATION.................................................................
FINANCIAL STATEMENTS....................................................................        F-1

                                 SPECIAL TERMS


ACCUMULATED VALUE: the total value of all Accumulation Units in the Sub-Accounts plus the value of all accumulations in the Fixed Account and Guarantee Period Accounts credited to the Contract on any date before the Annuity Date.



ACCUMULATION UNIT: a unit of measure used to calculate the value of a Sub-Account before annuity benefit payments begin.


ANNUITANT: the person designated in the Contract upon whose life annuity benefit payments are to be made.


ANNUITY DATE: the date on which annuity benefit payments begin. This date may never exceed the first day of the month before the Annuitant's 90th birthday.



ANNUITY UNIT: a unit of measure used to calculate the value of the periodic annuity benefit payments under the Contract.



COMPANY: unless otherwise specified, any reference to the "Company" shall refer exclusively to Allmerica Financial Life Insurance and Annuity Company for contracts issued in all jurisdictions except Hawaii and New York and exclusively to First Allmerica Financial Life Insurance Company for contracts issued in Hawaii and New York.



FIXED ACCOUNT: an investment option under the Contract that guarantees principal and a fixed minimum interest rate and which is part of the Company's General Account.


FIXED ANNUITY PAYOUT: an annuity payout option providing for annuity benefit payments which remain fixed in amount throughout the annuity benefit payment period selected.

GENERAL ACCOUNT: all the assets of the Company other than those held in a separate account.

GUARANTEE PERIOD: the number of years that a Guaranteed Interest Rate is credited.


GUARANTEE PERIOD ACCOUNT: an account which corresponds to a Guaranteed Interest Rate for a specified Guarantee Period.


GUARANTEED INTEREST RATE: the annual effective rate of interest, after daily compounding, credited to a Guarantee Period Account.

MARKET VALUE ADJUSTMENT: a positive or negative adjustment assessed if any portion of a Guarantee Period Account is withdrawn or transferred prior to the end of its Guarantee Period.


OWNER (OR YOU): the person, persons or entity entitled to exercise the rights and privileges under this Contract. Joint Owners are permitted if one of the two is the Annuitant.



SUB-ACCOUNT: a subdivision of the Variable Account investing exclusively in the shares of a corresponding fund of Allmerica Investment Trust, a corresponding portfolio of the Variable Insurance Products Fund ("Fidelity VIP"), or the T. Rowe Price International Stock Portfolio of T. Rowe Price International Series, Inc. ("T. Rowe Price").


SURRENDER VALUE: the Accumulated Value of the Contract on full surrender after application of any Contract fee, contingent deferred sales charge, and Market Value Adjustment.

UNDERLYING FUNDS (OR FUNDS): Select Emerging Markets Fund and Select International Equity Fund of Allmerica Investment Trust, T. Rowe Price International Stock Portfolio of T. Rowe Price International Series, Inc., Select Aggressive Growth Fund, Select Capital Appreciation Fund, Select Value Opportunity Fund, Select Growth Fund and Select Strategic Growth Fund of Allmerica Investment Trust, Fidelity VIP Growth Portfolio of Variable Insurance Products Fund, Select Growth and Income Fund of Allmerica Investment Trust, Fidelity VIP Equity-Income Portfolio and Fidelity VIP High Income Portfolio of Variable Insurance Products Fund, Select Income Fund, and Money Market Fund of Allmerica Investment Trust.

VALUATION DATE: a day on which the net asset value of the shares of any of the Underlying Funds is determined and unit values of the Sub-Accounts are determined. Valuation Dates currently occur on each day on which the New York Stock Exchange is open for trading, and on such other days (other than a day during which no payment, withdrawal or surrender of a Contract was received) when there is a sufficient degree of trading in an Underlying Fund's portfolio securities such that the current net asset value of the Sub-Accounts may be affected materially.

VARIABLE ACCOUNT: Allmerica Select Separate Account, one of the Company's separate accounts, consisting of assets segregated from other assets of the Company. The investment performance of the assets of the Variable Account is determined separately from the other assets of the Company and are not chargeable with liabilities arising out of any other business which the Company may conduct.

VARIABLE ANNUITY PAYOUT: an annuity payout option providing for payments varying in amount in accordance with the investment experience of certain of the Underlying Funds.

                                    SUMMARY

WHAT IS THE ALLMERICA SELECT RESOURCE II VARIABLE ANNUITY?

The Allmerica Select Resource II variable annuity contract is an insurance contract designed to help you, the Owner, accumulate assets for your retirement or other important financial goals on a tax-deferred basis. The Contract combines the concept of professional money management with the attributes of an annuity contract. Features available through the Contract include:

    - a customized investment portfolio;

    - experienced professional investment advisers;

    - tax deferral on earnings;

    - guarantees that can protect your family during the accumulation phase;

    - income that can be guaranteed for life;

    - issue age up to your 90th birthday.


The Contract has two phases, an accumulation phase and, if you choose to annuitize, an annuity payout phase. During the accumulation phase, you may allocate your initial payment and any additional payments you choose to make among the combination of portfolios of securities ("Funds") under your Contract, to the Guarantee Period Accounts, and to the Fixed Account. You select the investment options most appropriate for your investment needs. As those needs change, you may also change your allocation without incurring any tax consequences. Your Contract's Accumulated Value is based on the investment performance of the Funds and any accumulations in the Guarantee Period and Fixed Accounts. No income taxes are paid on any earnings under the Contract unless you withdraw money. In addition, during the accumulation phase, your beneficiaries receive certain protections and guarantees in the event of the Annuitant's death. See discussion below "WHAT HAPPENS UPON DEATH DURING THE ACCUMULATION PHASE?"


WHAT HAPPENS IN THE ANNUITY PAYOUT PHASE?

During the annuity payout phase, the Annuitant can receive income based on several annuity payout options. You choose the annuity payout option and the date for annuity benefit payments to begin. You also decide whether you want variable annuity benefit payments based on the investment performance of certain Funds, fixed-amount annuity benefit payments with payment amounts guaranteed by the Company, or a combination of fixed-amount and variable annuity benefit payments. Among the payout options available during the annuity payout phase are:

    - periodic payments for your lifetime (assuming you are the Annuitant);

    - periodic payments for your life and the life of another person selected by you;


    - periodic payments for your lifetime with any remaining guaranteed payments continuing to your beneficiary for 10 years in the event that you die before the end of ten years;


    - periodic payments over a specified number of years (1 to 30) -- under this option you may reserve the right to convert remaining payments to a lump-sum payout by electing a "commutable" option.


An optional Minimum Guaranteed Annuity Payout Rider is available in most jurisdictions for a separate monthly charge. See "M. Optional Minimum Guaranteed Annuity Payout Rider" under "DESCRIPTION OF THE CONTRACT." If elected, the rider guarantees the Annuitant a minimum amount of fixed annuity lifetime income during the annuity payout phase, subject to certain conditions. On each Contract anniversary a Minimum Guaranteed Annuity Payout Benefit Base is determined. The Minimum Guaranteed Annuity Payout Benefit Base is the value that will be annuitized should you exercise the Rider. Annuitization under this Rider will occur at the guaranteed annuity purchase rates listed under the Annuity Option Tables in your Contract, The Minimum Guaranteed Annuity Payout Benefit Base is equal to the greatest of:



(a) the Accumulated Value increased by any positive Market Value Adjustment, if applicable; or



(b) the Accumulated Value on the effective date of the Rider compounded daily at the annual rate of 5% plus gross payments made thereafter compounded daily at the annual rate of 5% starting on the date each payment is applied, decreased proportionately to reflect withdrawals; or



(c) the highest Accumulated Value on any Contract anniversary since the Rider effective date, as determined after positive adjustments have been made for subsequent payments and any positive Market Value Adjustment, if applicable, and negative adjustments have been made for subsequent withdrawals.



For each withdrawal described in (b) and (c) above, the proportionate reduction is calculated by multiplying the (b) or (c) value, whichever is applicable, determined immediately prior to the withdrawal by the following fraction:



                            amount of the withdrawal


        Accumulated Value determined immediately prior to the withdrawal


WHO ARE THE KEY PERSONS UNDER THE CONTRACT?


The Contract is between you, (the "Owner"), and us, Allmerica Financial Life Insurance and Annuity Company (for contracts issued in all jurisdictions except Hawaii and New York) or First Allmerica Financial Life Insurance Company (for contracts issued in Hawaii and New York). Each Contract has an Owner (or an Owner and a Joint Owner, in which case one of the two must be the Annuitant), an Annuitant and one or more beneficiaries. As Owner, you make payments, choose investment allocations and select the Annuitant and beneficiary. The Annuitant is the individual who receives annuity benefit payments under the Contract. The beneficiary is the person who receives any payment on the death of the Owner or Annuitant.


HOW MUCH CAN I INVEST AND HOW OFTEN?

The number and frequency of your payments are flexible, subject only to a $1,000 minimum for your initial payment and a $50 minimum for any additional payments. (A lower initial payment amount is permitted for certain qualified plans and where monthly payments are being forwarded directly from a financial institution.) In addition, a minimum of $1,000 is always required to establish a Guarantee Period Account.

WHAT ARE MY INVESTMENT CHOICES?


You may allocate net payments among fourteen Sub-Accounts investing in the Funds, the Guarantee Period Accounts, and the Fixed Account.


    THE FOURTEEN FUNDS ARE:

    - Select Emerging Markets Fund

      Managed by Schroder Capital Management International Inc.

    - Select International Equity Fund

      Managed by Bank of Ireland Asset Management (U.S.) Limited

    - T. Rowe Price International Stock Portfolio

      Managed by Rowe Price-Fleming International, Inc.

    - Select Aggressive Growth Fund

      Managed by Nicholas-Applegate Capital Management, L.P.

    - Select Capital Appreciation Fund

      Managed by T. Rowe Price Associates, Inc.

    - Select Value Opportunity Fund

      Managed by Cramer Rosenthal McGlynn, LLC

    - Select Growth Fund

      Managed by Putnam Investment Management, Inc.

    - Select Strategic Growth Fund

      Managed by Cambiar Investors, Inc.

    - Fidelity VIP Growth Portfolio

      Managed by Fidelity Management & Research Company

    - Select Growth and Income Fund

      Managed by John A. Levin & Co., Inc.

    - Fidelity VIP Equity-Income Portfolio

      Managed by Fidelity Management & Research Company

    - Fidelity VIP High Income Portfolio

      Managed by Fidelity Management & Research Company

    - Select Income Fund

      Managed by Standish, Ayer & Wood, Inc.

    - Money Market Fund

      Managed by Allmerica Asset Management, Inc.


GUARANTEE PERIOD ACCOUNTS. Assets supporting the guarantees under the Guarantee Period Accounts are held in the Company's Separate Account GPA, a non-unitized insulated separate account, except in California where assets are held in the Company's General Account. Values and benefits calculated on the basis of Guarantee Period Account allocations, however, are obligations of the Company's General Account. Amounts allocated to a Guarantee Period Account earn a Guaranteed Interest Rate declared by the Company. The level of the Guaranteed Interest Rate depends on the number of years of the Guarantee Period selected. The Company may offer up to nine Guarantee Periods ranging from two to ten years in duration. Once declared, the Guaranteed Interest Rate will not change during the duration of the Guarantee Period. If amounts allocated to a Guarantee Period Account are transferred, surrendered or applied to any annuity option at any time other than the day following the last day of the applicable Guarantee Period, a Market Value Adjustment will apply that may increase or decrease the account's value. For more information about the Guarantee Period Accounts and the Market Value Adjustment, see "GUARANTEE PERIOD ACCOUNTS."


THE GUARANTEE PERIOD ACCOUNTS MAY NOT BE AVAILABLE IN ALL STATES.

FIXED ACCOUNT. The Fixed Account is part of the General Account which consists of all the Company's assets other than those allocated to the Variable Account and any other separate account. Allocations to the Fixed Account are guaranteed as to principal and a minimum rate of interest. Additional excess interest may be declared periodically at the Company's discretion. Furthermore, the initial rate in effect on the date an amount is allocated to the Fixed Account is guaranteed for one year from that date. For more information about the Fixed Account, see APPENDIX A, "MORE INFORMATION ABOUT THE FIXED ACCOUNT."

WHO ARE THE INVESTMENT ADVISERS OF THE FUNDS AND HOW ARE THEY SELECTED?

BARRA RogersCasey, Inc. ("BARRA RogersCasey"), a pension consulting firm, assists the Company in the selection of the Contract's Funds. In addition, BARRA RogersCasey assists the Trust in the selection of investment advisers for the Funds of the Trust. BARRA RogersCasey provides consulting services to pension plans representing hundreds of billions of dollars in total assets and, in its consulting capacity, monitors the investment performance of over 1000 investment advisers. BARRA RogersCasey is wholly-controlled by

BARRA, Inc. As a consultant, BARRA RogersCasey has no decision-making authority with respect to the Funds, and is not responsible for advice provided by Allmerica Financial Investment Management Services, Inc. ("Manager") or the investment advisers.


The Manager, an affiliate of the Company, is the investment manager of the Trust. The Manager has entered into agreements with investment advisers ("Sub-Advisers") selected by the Manager and the Trustees in consultation with BARRA RogersCasey. Each Sub-Adviser is selected by using strict objective, quantitative, and qualitative criteria, with special emphasis on the Sub-Adviser's record in managing similar portfolios. In consultation with BARRA RogersCasey, a committee monitors and evaluates the ongoing performance of all of the Funds. The committee may recommend the replacement of a Sub-Adviser of one of the Funds of the Trust, or the addition or deletion of any other Funds. The committee includes members who may be affiliated or unaffiliated with the Company and the Trust. The Sub-Advisers (other than Allmerica Asset Management, Inc.) are not affiliated with the Company or the Trust.


Fidelity Management & Research Company ("FMR") is the investment adviser of Fidelity VIP. FMR is one of America's largest investment management organizations and has its principal business address at 82 Devonshire Street, Boston, MA. It is composed of a number of different companies, which provide a variety of financial services and products. FMR is the original Fidelity company, founded in 1946. It provides a number of mutual funds and other clients with investment research and portfolio management services.

Rowe Price-Fleming International, Inc. ("Price-Fleming") is the investment adviser of T. Rowe Price. Price-Fleming, founded in 1979 as a joint venture between T. Rowe Price Associates, Inc. and Roger Fleming Holdings, Limited, is one of America's largest international mutual fund asset managers with approximately $30 billion under management in its offices in Baltimore, London, Tokyo, Hong Kong, Singapore and Buenos Aires.

The following are the investment advisers of the Funds:

               Fund                               Investment Adviser
-----------------------------------------------------------------------------------
SELECT EMERGING MARKETS FUND        SCHRODER CAPITAL MANAGEMENT INTERNATIONAL INC.
SELECT INTERNATIONAL EQUITY FUND    BANK OF IRELAND ASSET MANAGEMENT (U.S.) LIMITED
T. ROWE PRICE INTERNATIONAL STOCK   ROWE PRICE-FLEMING INTERNATIONAL, INC.
  PORTFOLIO
SELECT AGGRESSIVE GROWTH FUND       NICHOLAS-APPLEGATE CAPITAL MANAGEMENT, L.P.
SELECT CAPITAL APPRECIATION FUND    T. ROWE PRICE ASSOCIATES, INC.
SELECT VALUE OPPORTUNITY FUND       CRAMER ROSENTHAL MCGLYNN, LLC
SELECT GROWTH FUND                  PUTNAM INVESTMENT MANAGEMENT, INC.
SELECT STRATEGIC GROWTH FUND        CAMBIAR INVESTORS, INC.
FIDELITY VIP GROWTH PORTFOLIO       FIDELITY MANAGEMENT & RESEARCH COMPANY
SELECT GROWTH AND INCOME FUND       JOHN A. LEVIN & CO., INC.
FIDELITY VIP EQUITY-INCOME          FIDELITY MANAGEMENT & RESEARCH COMPANY
  PORTFOLIO
FIDELITY VIP HIGH INCOME PORTFOLIO  FIDELITY MANAGEMENT & RESEARCH COMPANY
SELECT INCOME FUND                  STANDISH, AYER & WOOD, INC.
MONEY MARKET FUND                   ALLMERICA ASSET MANAGEMENT, INC.


CAN I MAKE TRANSFERS AMONG THE ACCOUNTS?



Yes. Prior to the Annuity Date, you may transfer among the Sub-Accounts investing in the Funds, the Guarantee Period Accounts, and the Fixed Account. You will incur no current taxes on transfers while your money remains in the Contract. See "TRANSFER PRIVILEGE." The first 12 transfers in a Contract year are guaranteed to be free of a transfer charge. For each subsequent transfer in a Contract year, the Company does not currently charge but reserves the right to assess a processing charge guaranteed never to exceed $25.

WHAT IF I NEED MY MONEY BEFORE THE ANNUITY PAYOUT PHASE BEGINS?


You may surrender your Contract or make withdrawals any time before the annuity payout phase begins. Each year you can take without a surrender charge the greatest of 100% of cumulative earnings, 10% of the Contract's Accumulated Value or, if you are both an Owner and the Annuitant, an amount based on your life expectancy. (Similarly, no surrender charge will apply if an amount is withdrawn based on the Annuitant's life expectancy and the Owner is a trust or other nonnatural person.) A 10% federal tax penalty may apply to amounts deemed to be earnings if you are under age 59 1/2. Additional amounts may be withdrawn at anytime but payments that have not been invested in the Contract for more than seven years may be subject to a surrender charge. (A Market Value Adjustment may apply to any withdrawal made from a Guarantee Period Account prior to the expiration of the Guarantee Period.)



In addition, you may withdraw all or a portion of your money without a surrender charge if, after the Contract is issued and before age 65, you become disabled. Also, except in New York where not permitted by state law, you may withdraw money without a surrender charge if, after the contract is issued, you are admitted to a medical care facility or diagnosed with a fatal illness. For details and restrictions, see "Reduction or Elimination of Surrender Charge and Additional Amounts Credited."


WHAT HAPPENS UPON DEATH DURING THE ACCUMULATION PHASE?


If the Annuitant, Owner or Joint Owner should die before the Annuity Date, a death benefit will be paid to the beneficiary. Upon the death of the Annuitant (or an Owner who is also an Annuitant), the death benefit is equal to the greatest of:


    - The Accumulated Value increased by any positive Market Value Adjustment;


    - Gross payments, with interest accumulating daily at the annual rate of 5% starting on the date each payment was applied and continuing throughout your investments' entire accumulation phase, (5% compounding not available in Hawaii and New York), reduced proportionately to reflect withdrawals; or


    - The death benefit that would have been payable on the most recent Contract anniversary, increased for subsequent payments and decreased proportionately for subsequent withdrawals


This guaranteed death benefit works in the following way assuming no withdrawals are made. On the first anniversary, the death benefit will be equal to the greater of (a) the Accumulated Value (increased by any positive Market Value Adjustment) or (b) gross payments compounded at the annual rate of 5% (except in Hawaii and New York where (b) equals gross payments.) The higher of (a) or (b) will then be locked in until the second anniversary, at which time the death benefit will be equal to the greatest of (a) the Contract's then current Accumulated Value increased by any positive Market Value Adjustment; (b) gross payments compounded at the annual rate of 5% (gross payments in Hawaii and New
York) or (c) the locked-in value of the death benefit at the first anniversary. The greatest of (a), (b) or (c) will be locked in until the next Contract anniversary. This calculation will then be repeated on each anniversary while the Contract remains in force and prior to the Annuity Date. As noted above, the values of (b) and (c) will be decreased proportionately if withdrawals are taken.


At the death of an Owner who is not also the Annuitant during the accumulation phase, the death benefit will equal the Accumulated Value of the Contract increased by any positive Market Value Adjustment.


(If the Annuitant dies after the Annuity Date but before all guaranteed annuity benefit payments have been made, the remaining payments will be paid to the beneficiary at least as rapidly as under the annuity option in effect. See "G. Death Benefit.")

WHAT CHARGES WILL I INCUR UNDER MY CONTRACT?


If the Accumulated Value is less than $50,000 on each Contract anniversary and upon surrender, the Company will deduct a $30 Contract fee from your Contract. The Contract fee is waived for Contracts issued to and maintained by a trustee of a 401(k) plan.



Should you decide to surrender your Contract, make withdrawals, or receive payments under certain annuity options, you may be subject to a contingent deferred sales charge. If applicable, this charge will be between 1% and 6.5% of payments withdrawn, based on when the payments were originally made.


A deduction for state and local premium taxes, if any, may be made as described under "Premium Taxes."


The Company will deduct, on a daily basis, an annual Mortality and Expense Risk Charge and Administrative Expense Charge equal to 1.25% and 0.15%, respectively, of the average daily net assets invested in each Fund. The Funds will incur certain management fees and expenses which are more fully described in "Other Charges" and in the prospectuses of the Underlying Funds, which accompany this Prospectus.



Subject to state availability, the Company offers a Minimum Guaranteed Annuity Payout Rider for an additional charge. If you elect the Rider, a separate monthly charge is deducted from the Contract's Accumulated Value at the End of each month with which the Rider has been in effect. The charge is assessed by multiplying the Accumulated Value on the last day of each month and on the date the Rider is terminated by 1/12th of the following annual percentage rates:



Minimum Guaranteed Annuity Payout Rider with a ten-year waiting period.....      0.25%
Minimum Guaranteed Annuity Payout Rider with a fifteen-year waiting
 period....................................................................      0.15%



For description of this Rider, see "C. Optional Minimum Guaranteed Annuity Payout Rider Charge" under "CHARGES AND DEDUCTIONS," and "M. Optional Minimum Guaranteed Annuity Payout Rider" under "DESCRIPTION OF THE CONTRACT."


CAN I EXAMINE THE CONTRACT?


Yes. Your Contract will be delivered to you after your purchase. If you return the Contract to the Company within ten days of receipt, the Contract will be cancelled. (There may be a longer period in certain states; see the "Right to Examine" provision on the cover of your Contract.) If you cancel the Contract, you will receive a refund of any amounts allocated to the Fixed and Guarantee Period Accounts and the Accumulated Value of any amounts allocated to the Sub-Accounts (plus any fees or charges that may have been deducted.) However, if state law requires, or if the Contract was issued as an Individual Retirement Annuity (IRA) you will generally receive a refund of your entire payment. (In certain states this refund may be the greater of (1) your entire payment or (2) the amounts allocated to the Fixed and Guarantee Period Accounts plus the Accumulated Value of amounts in the Sub-Accounts, plus any fees or charges previously deducted.) See "B. Right to Cancel Individual Retirement Annuity" and "C. Right to Cancel All Other Contracts."


CAN I MAKE FUTURE CHANGES UNDER MY CONTRACT?


You can make several changes after receiving your Contract:


    - You may assign your ownership to someone else, except under certain qualified plans.

    - You may change the beneficiary, unless you have designated a beneficiary irrevocably.

    - You may change your allocation of payments.

    - You may make transfers of Contract value among your current investments without any tax consequences.

    - You may cancel your Contract within ten days of delivery (or longer if required by state law).

I HAVE THE ALLMERICA SELECT RESOURCE I CONTRACT -- ARE THERE ANY DIFFERENCES?



Yes. If your Contract is issued on Form No. A3020-92 ("Allmerica Select Resource I"), it is basically similar to the Contract described in this Prospectus ("Allmerica Select Resource II") except as specifically indicated in APPENDIX F., "DIFFERENCES UNDER THE ALLMERICA SELECT RESOURCE I CONTRACT." The form number is located in the bottom left-hand corner of your Contract pages and may include some numbers or letters in addition to A3020-92 in order to identify state variations.

                        ANNUAL AND TRANSACTION EXPENSES


The following tables show (1) charges under the Contract, (2) expenses of the Sub-Accounts, and (3) expenses of the Funds. In addition to the charges and expenses described below, premium taxes are applicable in some states and are deducted as described under "Premium Taxes."



                                                               YEARS FROM
(1) CONTRACT CHARGES:                                       DATE OF PAYMENT    CHARGE
----------------------------------------------------------  ----------------  ---------
CONTINGENT DEFERRED SALES CHARGE:                                 0-1           6.5%
This charge may be assessed upon surrender, withdrawal or       1(+) -2         6.0%
annuitization under any commutable period certain option        2(+) -3         5.0%
or a noncommutable period certain option of less than ten       3(+) -4         4.0%
years. The charge is a percentage of payments applied to        4(+) -5         3.0%
the amount surrendered (in excess of any amount that is         5(+) -6         2.0%
free of surrender charge) within the indicated time             6(+) -7         1.0%
period.                                                       More than 7       0.0%
TRANSFER CHARGE:
The Company currently makes no charge for processing                            None
transfers and guarantees that the first 12 transfers in a
Contract year will not be subject to a transfer charge.
For each subsequent transfer, the Company reserves the
right to assess a charge, guaranteed never to exceed $25,
to reimburse the Company for the costs of processing the
transfer.

CONTRACT FEE:
The fee is deducted annually and upon surrender prior to                         $30
the Annuity Date when Accumulated Value is less than
$50,000. The fee is waived for Contracts issued to and
maintained by the trustee of a 401(k) plan.

OPTIONAL RIDER CHARGE:
This charge is deducted monthly at the end of each month,
if a rider is elected. On an annual basis, as a percentage
of Accumulated Value, the charge is:
Optional Minimum Guaranteed Annuity Payout Rider with a
ten-year waiting period:                                                        0.25%
Optional Minimum Guaranteed Annuity Payout Rider with a
fifteen-year waiting period:                                                    0.15%

(2) SUB-ACCOUNT EXPENSES:
(on annual basis as percentage of average daily net
assets)
Mortality and Expense Risk Charge:                                              1.25%
Administrative Expense Charge:                                                  0.15%
                                                                              ---------
  Total Asset Charges                                                           1.40%

(3) FUND EXPENSES: The following table shows the expenses of the Underlying Funds as a percentage of average net assets for the year ended December 31, 1998.



                                            MANAGEMENT FEE              OTHER FUND                     TOTAL FUND
                                         (AFTER ANY WAIVERS/        EXPENSES (AFTER ANY           EXPENSES (AFTER ANY
FUND                                       REIMBURSEMENTS)      APPLICABLE REIMBURSEMENTS)     APPLICABLE REIMBURSEMENTS)
Select Emerging Markets Fund@..........           1.00%(*)                   1.19%                      2.19%(1)(2)*
Select International Equity Fund.......           0.90%                      0.12%                      1.02%(1)(2)
T. Rowe Price International Stock
 Portfolio.............................           1.05%                      0.00%                      1.05%
Select Aggressive Growth Fund..........           0.88%                      0.07%                      0.95%(1)(2)
Select Capital Appreciation Fund.......           0.94%                      0.10%                      1.04%(1)(2)
Select Value Opportunity Fund..........           0.90%(1)*                  0.08%                      0.98%(1)(2)*
Select Growth Fund.....................           0.81%(**)                  0.05%                      0.86%(1)(2)**
Select Strategic Growth Fund@..........           0.39%(*)                   0.81%                      1.20%(1)(2)*
Fidelity VIP Growth Portfolio..........           0.60%                          %                          %(3)
Select Growth and Income Fund..........           0.68%                      0.05%                      0.73%(1)(2)
Fidelity VIP Equity-Income Portfolio...           0.50%                          %                          %(3)
Fidelity VIP High Income Portfolio.....           0.59%                          %                          %
Select Income Fund.....................           0.54%                      0.10%                      0.64%(1)
Money Market Fund......................           0.26%                      0.06%                      0.32%(1)



@ Select Emerging Markets Fund and Select Strategic Growth Fund commenced operations on February 20, 1998. Expenses shown are annualized and are based on estimated amounts for the current fiscal year. Actual expenses may be greater or less than shown.



(*) Amount has been adjusted to reflect a voluntary expense limitation currently in effect for Select Emerging Markets Fund, Select Value Opportunity Fund, and Select Strategic Growth Fund. Without these adjustments, the Management Fees and Total Fund Expenses would have been 1.35% and 2.54%, respectively for Select Emerging Markets Fund, 0.91% and 0.99%, respectively, for Select Value Opportunity Fund, and 0.85% and 1.66%, respectively for the Select Strategic Growth Fund.



(**) Effective June 1, 1998, the management fee for the Select Growth Fund was revised. The Management Fee and Total Fund Expense ratios shown in the table above have been adjusted to assume that the revised rates took effect January 1, 1998.



(1) Until further notice, Allmerica Financial Investment Management Services, Inc. (the "Manager") has declared a voluntary expense limitation of 1.35% of average net assets for Select Aggressive Growth Fund and Select Capital Appreciation Fund, 1.25% for Select Value Opportunity Fund, 1.50% for Select International Equity Fund, 1.20% for Select Growth Fund, 1.10% for Select Growth and Income Fund, 1.00% for Select Income Fund and 0.60% for Money Market Fund. The total operating expenses of these Funds of the Trust were less than their respective expense limitations throughout 1998.



Until further notice, the Manager has declared a voluntary expense limitation of 1.20% of average daily net assets for the Select Strategic Growth Fund. In addition, the Manager has agreed to voluntarily waive its management fee to the extent that expenses of the Select Emerging Markets Fund exceed 2.00% of the Fund's average daily net assets, except that such waiver shall not exceed the net amount of management fees earned by the Manager from the Fund after subtracting fees paid by the Manager to a sub-advisor.



Until further notice, the Select Value Opportunity Fund's management fee rate has been voluntarily limited to an annual rate of 0.90% of average daily net assets, and total expenses are limited to 1.25% of average daily net assets.

The declaration of a voluntary management fee or expense limitation in any year does not bind the Manager to declare future expense limitations with respect to these Funds. These limitations may be terminated at any time.



(2) These Funds have entered into agreements with brokers whereby brokers rebate a portion of commissions. Had these amounts been treated as reductions of expenses, the total annual fund operating expense ratios would have been 2.19% for Select Emerging Market Fund, 0.92% for Select Aggressive Growth Fund, 1.02% for Select Capital Appreciation Fund, 0.94% for Select Value Opportunity Fund, 1.01% for Select International Equity Fund, 0.84% for Select Growth Fund, 1.14% for Select Strategic Growth Fund, and 0.70% for Select Growth and Income Fund.



(3) A portion of the brokerage commissions the Portfolio paid was used to reduce Fund expenses. In addition, certain funds entered into arrangements with their custodian and transfer agent whereby credits realized as a result of uninvested cash balances were used to reduce custodian and transfer agent expenses. Including these reductions, total operating expenses would have been 0.XX% for the Fidelity VIP Equity-Income Portfolio and 0.XX% for the Fidelity VIP Growth Portfolio.



The Underlying Fund information above was provided by the Underlying Funds and was not independently verified by the Company



EXPENSE EXAMPLES: The following examples demonstrate the cumulative expenses which an Owner would pay at 1-year, 3-year, 5-year and 10-year intervals under certain contingencies. Each example assumes a $1,000 investment in a Sub-Account and a 5% annual return on assets. As required by rules of the Securities and Exchange Commission ("SEC"), the Contract fee is reflected in the examples by a method designed to show the "average" impact on an investment in the Variable Account. The total Contract fees collected are divided by the total average net assets attributable to the Contracts. The resulting percentage is 0.04%, and the amount of the Contract fee is assumed to be $0.40 in the examples. Because the expenses of the Funds differ, separate examples are used to illustrate the expenses incurred by an Owner on an investment in the various Sub-Accounts.


THESE EXAMPLES SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESSER THAN THOSE SHOWN.


(1)(a) If, at the end of the applicable period, you surrender your Contract or annuitize* under a commutable period certain option or a non-commutable period certain option of less than ten years, you would pay the following expenses on a $1,000 investment, assuming a 5% annual return on assets, and no Rider**.


WITH SURRENDER CHARGE                                                            1 YEAR       3 YEARS      5 YEARS     10 YEARS
-----------------------------------------------------------------------------  -----------  -----------  -----------  -----------
Select Emerging Markets Fund.................................................   $            $            $            $
Select International Equity Fund.............................................   $            $            $            $
T. Rowe Price International Stock Portfolio..................................   $            $            $            $
Select Aggressive Growth Fund................................................   $            $            $            $
Select Capital Appreciation Fund.............................................   $            $            $            $
Select Value Opportunity Fund................................................   $            $            $            $
Select Growth Fund...........................................................   $            $            $            $
Select Strategic Growth Fund.................................................   $            $            $            $
Fidelity VIP Growth Portfolio................................................   $            $            $            $
Select Growth and Income Fund................................................   $            $            $            $
Fidelity VIP Equity-Income Portfolio.........................................   $            $            $            $
Fidelity VIP High Income Portfolio...........................................   $            $            $            $
Select Income Fund...........................................................   $            $            $            $
Money Market Fund............................................................   $            $            $            $

(1)(b) If, at the end of the applicable time period, you surrender your Contract or annuitize* under a commutable period certain option or a noncommutable period certain option of less than ten years, you would pay the following expenses on a $1,000 investment, assuming 5% annual return on assets and election of a Minimum Guaranteed Annuity Payout Rider** with a ten-year waiting period:



WITH SURRENDER CHARGE                                                            1 YEAR       3 YEARS      5 YEARS     10 YEARS
-----------------------------------------------------------------------------  -----------  -----------  -----------  -----------
Select Emerging Markets Fund.................................................   $            $            $            $
Select International Equity Fund.............................................   $            $            $            $
T. Rowe Price International Stock Portfolio..................................   $            $            $            $
Select Aggressive Growth Fund................................................   $            $            $            $
Select Capital Appreciation Fund.............................................   $            $            $            $
Select Value Opportunity Fund................................................   $            $            $            $
Select Growth Fund...........................................................   $            $            $            $
Select Strategic Growth Fund.................................................   $            $            $            $
Fidelity VIP Growth Portfolio................................................   $            $            $            $
Select Growth and Income Fund................................................   $            $            $            $
Fidelity VIP Equity-Income Portfolio.........................................   $            $            $            $
Fidelity VIP High Income Portfolio...........................................   $            $            $            $
Select Income Fund...........................................................   $            $            $            $
Money Market Fund............................................................   $            $            $            $



(2)(a) If, at the end of the applicable time period, you annuitize* under a life option or a noncommutable period certain option of ten years or longer, or if you do not surrender or annuitize your Contract, you would pay the following expenses on a $1,000 investment, assuming a 5% annual return on asset and no Rider**


WITHOUT SURRENDER CHARGE                                                         1 YEAR       3 YEARS      5 YEARS     10 YEARS
-----------------------------------------------------------------------------  -----------  -----------  -----------  -----------
Select Emerging Markets Fund.................................................   $            $            $            $
Select International Equity Fund.............................................   $            $            $            $
T. Rowe Price International Stock Portfolio..................................   $            $            $            $
Select Aggressive Growth Fund................................................   $            $            $            $
Select Capital Appreciation Fund.............................................   $            $            $            $
Select Value Opportunity Fund................................................   $            $            $            $
Select Growth Fund...........................................................   $            $            $            $
Select Strategic Growth Fund.................................................   $            $            $            $
Fidelity VIP Growth Portfolio................................................   $            $            $            $
Select Growth and Income Fund................................................   $            $            $            $
Fidelity VIP Equity-Income Portfolio.........................................   $            $            $            $
Fidelity VIP High Income Portfolio...........................................   $            $            $            $
Select Income Fund...........................................................   $            $            $            $
Money Market Fund............................................................   $            $            $            $

(2)(b) If, at the end of the applicable time period, you annuitize* under a life option or a noncommutable period certain option of ten years or longer, or if you do not surrender or annuitize your Contract, you would pay the following expenses on a $1,000 investment, assuming an annual 5% return on assets and election of a Minimum Guaranteed Annuity Payout Rider** with a ten-year waiting period:



WITHOUT SURRENDER CHARGE                                                         1 YEAR       3 YEARS      5 YEARS     10 YEARS
-----------------------------------------------------------------------------  -----------  -----------  -----------  -----------
Select Emerging Markets Fund.................................................   $            $            $            $
Select International Equity Fund.............................................   $            $            $            $
T. Rowe Price International Stock Portfolio..................................   $            $            $            $
Select Aggressive Growth Fund................................................   $            $            $            $
Select Capital Appreciation Fund.............................................   $            $            $            $
Select Value Opportunity Fund................................................   $            $            $            $
Select Growth Fund...........................................................   $            $            $            $
Select Strategic Growth Fund.................................................   $            $            $            $
Fidelity VIP Growth Portfolio................................................   $            $            $            $
Select Growth and Income Fund................................................   $            $            $            $
Fidelity VIP Equity-Income Portfolio.........................................   $            $            $            $
Fidelity VIP High Income Portfolio...........................................   $            $            $            $
Select Income Fund...........................................................   $            $            $            $
Money Market Fund............................................................   $            $            $            $



* The Contract fee is not deducted after annuitization. A contingent deferred sales charge is assessed at the time of annuitization if you elect a noncommutable period certain option of less than ten years or any commutable period certain option. No charge is assessed if you elect any life contingency option or a noncommutable period certain option of ten years or longer.



** If the Minimum Guaranteed Annuity Payout Rider is exercised, you may only annuitize under a fixed annuity payout option involving a life contingency at the guaranteed annuity purchase rates listed under the Annuity Option Tables in your Contract.

                        CONDENSED FINANCIAL INFORMATION
             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY
                       ALLMERICA SELECT SEPARATE ACCOUNT



                                            1998       1997       1996       1995       1994       1993       1992
                                          ---------  ---------  ---------  ---------  ---------  ---------  ---------
SELECT EMERGING MARKETS
Unit Value:
  Beginning of Period...................      0.000        N/A        N/A        N/A        N/A        N/A        N/A
  End of Period.........................      0.776        N/A        N/A        N/A        N/A        N/A        N/A
Units Outstanding at End of Period (in
 thousands).............................      5,209        N/A        N/A        N/A        N/A        N/A        N/A

SELECT INTERNATIONAL EQUITY
Unit Value:
  Beginning of Period...................      1.400      1.357      1.128      0.956      1.000        N/A        N/A
  End of Period.........................      1.608      1.400      1.357      1.128      0.956        N/A        N/A
Units Outstanding at End of Period (in
 thousands).............................    103,028     93,170     60,304     35,558     22,183        N/A        N/A

T. ROWE PRICE INTERNATIONAL STOCK
Unit Value:
  Beginning of Period...................      1.223      1.203      1.065      1.000        N/A        N/A        N/A
  End of Period.........................      1.398      1.223      1.203      1.065        N/A        N/A        N/A
Units Outstanding at End of Period (in
 thousands).............................     41,458     33,977     16,510      4,066        N/A        N/A        N/A

SELECT AGGRESSIVE GROWTH
Unit Value:
  Beginning of Period...................      2.419      2.066      1.768      1.354      1.405      1.192      1.192
  End of Period.........................      2.637      2.419      2.066      1.768      1.354      1.405      1.192
Units Outstanding at End of Period (in
 thousands).............................     86,699     81,233     64,262     51,006     36,330     17,538      5,123

SELECT CAPITAL APPRECIATION
Unit Value:
  Beginning of Period...................      1.672      1.484      1.383      1.000        N/A        N/A        N/A
  End of Period.........................      1.878      1.672      1.484      1.383        N/A        N/A        N/A
Units Outstanding at End of Period (in
 thousands).............................     54,789     43,733     24,257      5,424        N/A        N/A        N/A

SELECT VALUE OPPORTUNITY
Unit Value:
  Beginning of Period...................      0.000        N/A        N/A        N/A        N/A        N/A        N/A
  End of Period.........................      0.989        N/A        N/A        N/A        N/A        N/A        N/A
Units Outstanding at End of Period (in
 thousands).............................     18,240        N/A        N/A        N/A        N/A        N/A        N/A

SELECT GROWTH
Unit Value
  Beginning of Period...................      2.091      1.582      1.315      1.069      1.101      1.104      1.000
  End of Period.........................      2.793      2.091      1.582      1.315      1.069      1.101      1.104
Units Outstanding at End of Period (in
 thousands).............................    120,538     98,533     68,193     53,073     38,752     20,366      5,246

                                            1998       1997       1996       1995       1994       1993       1992
                                          ---------  ---------  ---------  ---------  ---------  ---------  ---------
SELECT STRATEGIC GROWTH
Unit Value
  Beginning of Period...................      0.000        N/A        N/A        N/A        N/A        N/A        N/A
  End of Period.........................      0.964        N/A        N/A        N/A        N/A        N/A        N/A
Units Outstanding at End of Period (in
 thousands).............................      8,709        N/A        N/A        N/A        N/A        N/A        N/A

FIDELITY VIP GROWTH
Unit Value:
  Beginning of Period...................      1.701      1.397      1.235      1.000        N/A        N/A        N/A
  End of Period.........................      2.340      1.701      1.397      1.235        N/A        N/A        N/A
Units Outstanding at End of Period (in
 thousands).............................     63,055     45,772     24,745      6,677        N/A        N/A        N/A

SELECT GROWTH AND INCOME
Unit Value:
  Beginning of Period...................      1.996      1.652      1.382      1.074      1.082      0.994      1.000
  End of Period.........................      2.292      1.996      1.652      1.382      1.074      1.082      0.994
Units Outstanding at End of Period (in
 thousands).............................    129,119    106,800     77,919     61,942     43,292     20,983     22,339

FIDELITY VIP EQUITY-INCOME
Unit Value:
  Beginning of Period...................      1.696      1.342      1.191      1.000        N/A        N/A        N/A
  End of Period.........................      1.867      1.696      1.342      1.191        N/A        N/A        N/A
Units Outstanding at End of Period (in
 thousands).............................     95,537     65,130     31,681      9,213        N/A        N/A        N/A

FIDELITY VIP HIGH INCOME
Unit Value:
  Beginning of Period...................      1.430      1.233      1.096      1.000        N/A        N/A        N/A
  End of Period.........................      1.350      1.430      1.233      1.096        N/A        N/A        N/A
Units Outstanding at End of Period (in
 thousands).............................     74,986     50,470     23,051      6,714        N/A        N/A        N/A

SELECT INCOME
Unit Value:
  Beginning of Period...................      1.301      1.208      1.186      1.028      1.095      1.001      1.000
  End of Period.........................      1.371      1.301      1.208      1.186      1.028      1.095      1.001
Units Outstanding at End of Period (in
 thousands).............................    102,171     72,394     58,751     46,845     32,823     18,320      5,372

MONEY MARKET
Unit Value:
  Beginning of Period...................      1.179      1.133      1.091      1.045      1.019      1.003      1.000
  End of Period.........................      1.227      1.179      1.133      1.091      1.045      1.019      1.003
Units Outstanding at End of Period (in
 thousands).............................     92,796     65,441     60,691     45,589     31,836     19,802      1,447

                        CONDENSED FINANCIAL INFORMATION
                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY
                       ALLMERICA SELECT SEPARATE ACCOUNT



                                                                         1998       1997       1996       1995       1994
                                                                       ---------  ---------  ---------  ---------  ---------
SELECT EMERGING MARKETS
Unit Value:
  Beginning of Period................................................      0.000        N/A        N/A        N/A        N/A
  End of Period......................................................      0.776        N/A        N/A        N/A        N/A
Units Outstanding at End of Period (in thousands)....................        582        N/A        N/A        N/A        N/A

SELECT INTERNATIONAL EQUITY
Unit Value:
  Beginning of Period................................................      1.400      1.356      1.128      0.956      1.000
  End of Period......................................................      1.608      1.400      1.356      1.128      0.956
Units Outstanding at End of Period (in thousands)....................      6,291      5,132      3,481      1,900        695

T. ROWE PRICE INTERNATIONAL STOCK
Unit Value:
  Beginning of Period................................................      1.223      1.203      1.065      1.000        N/A
  End of Period......................................................      1.397      1.223      1.203      1.065        N/A
Units Outstanding at End of Period (in thousands)....................      2,591      1,693      1,170        265        N/A

SELECT AGGRESSIVE GROWTH
Unit Value:
  Beginning of Period................................................      1.786      1.526      1.305      1.044      1.000
  End of Period......................................................      1.948      1.786      1.526      1.305      1.044
Units Outstanding at End of Period (in thousands)....................      6,449      5,305      4,013      2,393        756

SELECT CAPITAL APPRECIATION
Unit Value:
  Beginning of Period................................................      1.672      1.484      1.383      1.000        N/A
  End of Period......................................................      1.878      1.672      1.484      1.383        N/A
Units Outstanding at End of Period (in thousands)....................      2,662      1,914      1,366        391        N/A

SELECT VALUE OPPORTUNITY
Unit Value:
  Beginning of Period................................................      0.000        N/A        N/A        N/A        N/A
  End of Period......................................................      0.989        N/A        N/A        N/A        N/A
Units Outstanding at End of Period (in thousands)....................      1,367        N/A        N/A        N/A        N/A

SELECT GROWTH
Unit Value
  Beginning of Period................................................      2.019      1.527      1.269      1.032      1.000
  End of Period......................................................      2.697      2.019      1.527      1.269      1.032
Units Outstanding at End of Period (in thousands)....................      6,841      5,168      3,534      2,177        756

SELECT STRATEGIC GROWTH
Unit Value
  Beginning of Period................................................      0.000        N/A        N/A        N/A        N/A
  End of Period......................................................      0.964        N/A        N/A        N/A        N/A
Units Outstanding at End of Period (in thousands)....................        694        N/A        N/A        N/A        N/A

                                                                         1998       1997       1996       1995       1994
                                                                       ---------  ---------  ---------  ---------  ---------
FIDELITY VIP GROWTH
Unit Value:
  Beginning of Period................................................      1.701      1.397      1.235      1.000        N/A
  End of Period......................................................      2.340      1.701      1.397      1.235        N/A
Units Outstanding at End of Period (in thousands)....................      3,567      2,198      1,326        262        N/A

SELECT GROWTH AND INCOME
Unit Value:
  Beginning of Period................................................      1.913      1.584      1.324      1.030      1.000
  End of Period......................................................      2.197      1.913      1.584      1.324      1.030
Units Outstanding at End of Period (in thousands)....................      9,924      7,897      5,670      3,673      1,724

FIDELITY VIP EQUITY-INCOME
Unit Value:
  Beginning of Period................................................      1.696      1.342      1.191      1.000        N/A
  End of Period......................................................      1.867      1.696      1.342      1.191        N/A
Units Outstanding at End of Period (in thousands)....................      5,779      3,421      1,802        429        N/A

FIDELITY VIP HIGH INCOME
Unit Value:
  Beginning of Period................................................      1.430      1.233      1.096      1.000        N/A
  End of Period......................................................      1.350      1.430      1.233      1.096        N/A
Units Outstanding at End of Period (in thousands)....................      5,261      2,753      1,298        273        N/A

SELECT INCOME
Unit Value:
  Beginning of Period................................................      1.257      1.168      1.146      0.993      1.000
  End of Period......................................................      1.325      1.257      1.168      1.146      0.993
Units Outstanding at End of Period (in thousands)....................     11,009      6,061      4,956      4,114      1,916

MONEY MARKET
Unit Value:
  Beginning of Period................................................      1.151      1.106      1.065      1.020      1.000
  End of Period......................................................      1.197      1.151      1.106      1.065      1.020
Units Outstanding at End of Period (in thousands)....................      8,761      6,157      6,060      4,027      2,085


                            PERFORMANCE INFORMATION


The Contract was first offered to the public by Allmerica Financial Life Insurance and Annuity Company in 1996 and by First Allmerica Financial Life Insurance Company in 1997. The Company, however, may advertise "total return" and "average annual total return" performance information based on (1) the periods that the Sub-Accounts have been in existence and (2) the periods that the Underlying Funds have been in existence. Performance results in Tables 1A and 2A are calculated with all charges assumed to be those applicable to the Contract, the Sub-Accounts and the Underlying Funds and also assume that the Contract is surrendered at the end of the applicable period. Performance results in Tables 1B and 2B do not include the Contract fee and assume that it is not surrendered at the end of the applicable period. Both the total return and yield figures are based on historical earnings and are not intended to indicate future performance.


The total return of a Sub-Account refers to the total of the income generated by an investment in the Sub-Account and of the changes in the value of the principal (due to realized and unrealized capital gains or losses) for a specified period, reduced by Variable Account charges, and expressed as a percentage.

The average annual total return represents the average annual percentage change in the value of an investment in the Sub-Account over a given period of time. It represents averaged figures as opposed to the actual performance of a Sub-Account, which will vary from year to year.

The yield of the Sub-Account investing in the Money Market Fund refers to the income generated by an investment in the Sub-Account over a seven-day period (which period will be specified in the advertisement). This income is then "annualized" by assuming that the income generated in the specific week is generated over a 52-week period. This annualized yield is shown as a percentage of the investment. The "effective yield" calculation is similar but, when annualized, the income earned by an investment in the Sub-Account is assumed to be reinvested. Thus the effective yield will be slightly higher than the yield because of the compounding effect of this assumed reinvestment.

The yield of a Sub-Account investing in a Fund other than the Money Market Fund refers to the annualized income generated by an investment in the Sub-Account over a specified 30-day or one-month period. The yield is calculated by assuming that the income generated by the investment during that 30-day or one- month period is generated each period over a 12-month period and is shown as a percentage of the investment.


Quotations of average annual total return as shown in Table 1A are calculated in the manner prescribed by the SEC and show the percentage rate of return of a hypothetical initial investment of $1,000 for the most recent one, five and ten year period or for a period covering the time the Sub-Account has been in existence, if less than the prescribed periods. The calculation is adjusted to reflect the deduction of the annual Sub-Account asset charge of 1.40%, the $30 annual Contract fee, the Underlying Fund charges and the contingent deferred sales charge which would be assessed if the investment were completely withdrawn at the end of the specified period. The calculation is not adjusted to reflect the deduction of a Minimum Guaranteed Annuity Payout Rider charge, Quotations of supplemental average total returns, as shown in Table 1B, are calculated in exactly the same manner and for the same periods of time except that it does not reflect the Contract fee or the contingent deferred sales charge and assumes that the Contract is not surrendered at the end of the periods shown.



The performance shown in Tables 2A and 2B of Appendix B and C is calculated in exactly the same manner as those in Tables 1A and 1B of Appendix B and C respectively; however, the period of time is based on the Underlying Fund's lifetime, which may predate the Sub-Account's inception date. These performance calculations are based on the assumption that the Sub-Account corresponding to the applicable Underlying Fund was actually in existence throughout the stated period and that the contractual charges and expenses during that period were equal to those currently assessed under the Contract.



Performance Tables for Contracts issued by Allmerica Financial Life Insurance and Annuity Company can be found in Appendix B. Performance Tables for Contracts issued by First Allmerica Financial Life Insurance Company can be found in Appendix C. For more detailed information about these performance calculations, including actual formulas, see the SAI.


PERFORMANCE INFORMATION FOR ANY SUB-ACCOUNT REFLECTS ONLY THE PERFORMANCE OF A HYPOTHETICAL INVESTMENT IN THE SUB-ACCOUNT DURING THE TIME PERIOD ON WHICH THE CALCULATIONS ARE BASED. PERFORMANCE INFORMATION SHOULD BE CONSIDERED IN LIGHT OF THE INVESTMENT OBJECTIVES AND POLICIES AND RISK CHARACTERISTICS OF THE UNDERLYING FUND IN WHICH THE SUB-ACCOUNT INVESTS AND THE MARKET CONDITIONS DURING THE GIVEN TIME PERIOD, AND SHOULD NOT BE CONSIDERED AS A REPRESENTATION OF WHAT MAY BE ACHIEVED IN THE FUTURE.

Performance information for a Sub-Account may be compared, in reports and promotional literature, to: (1) the Standard & Poor's 500 Composite Stock Price Index ("S&P 500"), Dow Jones Industrial Average ("DJIA"), Shearson Lehman Aggregate Bond Index or other unmanaged indices so that investors may compare the Sub-Account results with those of a group of unmanaged securities widely regarded by investors as representative of the securities markets in general;
(2) other groups of variable annuity separate accounts or other investment products tracked by Lipper Analytical Services, a widely used independent research firm which ranks mutual funds and other investment products by overall performance, investment objectives, and assets, or tracked by other services, companies, publications, or persons, who rank such investment products on overall performance or other criteria; or (3) the Consumer Price Index (a measure for inflation) to assess the real rate of return from an investment in the Sub-Account. Unmanaged indices may assume the reinvestment of dividends but generally do not reflect deductions for administrative and management costs and expenses. In addition, relevant broad-based indices and performance from independent sources may be used to illustrate the performance of certain Contract features.


At times, the Company may also advertise the ratings and other information assigned to it by independent rating organizations such as A.M. Best Company ("A.M. Best"), Moody's Investors Service ("Moody's"), Standard & Poor's Insurance Rating Services ("S&P") and Duff & Phelps. A.M. Best's and Moody's ratings reflect their current opinion of the Company's relative financial strength and operating performance in comparison to the norms of the life/health insurance industry. S&P's and Duff & Phelps' ratings measure the ability of an insurance company to meet its obligations under insurance policies it issues and do not measure the ability of such companies to meet other non-policy obligations. The ratings also do not relate to the performance of the Underlying Funds.


              DESCRIPTION OF THE COMPANIES, THE VARIABLE ACCOUNTS,
                   THE TRUST, FIDELITY VIP, AND T. ROWE PRICE



THE COMPANIES. Allmerica Financial Life Insurance and Annuity Company ("Allmerica Financial") is a life insurance company organized under the laws of Delaware in July 1974. Its Principal Office is located at 440 Lincoln Street, Worcester, MA 01653, Telephone 508-855-1000. Allmerica Financial is subject to the laws of the state of Delaware governing insurance companies and to regulation by the Commissioner of Insurance of Delaware. In addition, Allmerica Financial is subject to the insurance laws and regulations of other states and jurisdictions in which it is licensed to operate. As of December 31, 1998, the Company had over $___ billion in assets and over $____ billion of life insurance in force.



Effective October 1, 1995, Allmerica Financial changed its name from SMA Life Assurance Company to Allmerica Financial Life Insurance and Annuity Company. Allmerica Financial is an indirect wholly owned subsidiary of First Allmerica Financial Life Insurance Company which, in turn, is a wholly owned subsidiary of Allmerica Financial Corporation ("AFC").



First Allmerica Financial Life Insurance Company ("First Allmerica"), organized under the laws of Massachusetts in 1844, is the fifth oldest life insurance company in America. As of December 31, 1998, First Allmerica and its subsidiaries had over $____ billion in combined assets and over $____ billion of life insurance in force. Effective October 16, 1995, First Allmerica converted from a mutual life insurance company known as State Mutual Life Assurance Company of America to a stock life insurance company and adopted its present name. First Allmerica is a wholly owned subsidiary of AFC. First Allmerica's principal office ("Principal Office") is located at 440 Lincoln Street, Worcester, MA 01653, Telephone 508-855-1000.



First Allmerica is subject to the laws of the Commonwealth of Massachusetts governing insurance companies and to regulation by the Commissioner of Insurance of Massachusetts. In addition, First Allmerica is subject to the insurance laws and regulations of other states and jurisdictions in which it is licensed to operate.



Both companies are charter members of the Insurance Marketplace Standards Association ("IMSA"). Companies that belong to IMSA subscribe to a rigorous set of standards that cover the various aspects of sales and service for individually sold life insurance and annuities. IMSA members have adopted policies and procedures that demonstrate a commitment to honesty, fairness and integrity in all customer contacts involving sales and service of individual life insurance and annuity products.

ALLMERICA SELECT SEPARATE ACCOUNT. Each Company maintains a separate account called the Allmerica Select Separate Account (the "Variable Account"). The Variable Account of Allmerica Financial was authorized by vote of the Board of Directors of the Company on March 5, 1992 and the Variable Account of First Allmerica was authorized by vote of the Board of Directors of the Company on August 20, 1991. The Variable Accounts meet the definition of "separate account" under federal securities laws and are registered with the SEC as unit investment trusts under the Investment Company Act of 1940 ("the 1940 Act"). This registration does not involve the supervision of management or investment practices or policies of the Variable Accounts by the SEC.



The Allmerica Select Separate Account is a separate investment account of the Company with fourteen Sub-Accounts. The assets used to fund the variable portions of the Contract are set aside in Sub-Accounts kept separate from the general assets of the Company. Each Sub-Account is administered and accounted for as part of the general business of the Company. The income, capital gains or capital losses of each Sub-Account, however, are allocated to each Sub-Account, without regard to any other income, capital gains, or capital losses of the Company. Obligations under the Contracts are obligations of the Company. Under Delaware and Massachusetts law, the assets of the Variable Account may not be charged with any liabilities arising out of any other business of the Company.



The Company reserves the right, subject to compliance with applicable law, to change the names of the Separate Account and the Sub-Accounts. The Company also offers other variable annuity contracts investing in the Variable Account which are not discussed in this Prospectus. In addition, the Variable Account may invest in other underlying funds which are not available to the contracts described in this Prospectus.



ALLMERICA INVESTMENT TRUST. Allmerica Investment Trust (the "Trust") is an open-end, diversified, management investment company registered with the SEC under the 1940 Act. The Trust was established as a Massachusetts business trust on October 11, 1984, for the purpose of providing a vehicle for the investment of assets of various separate accounts established by the Company or other affiliated insurance companies. Ten investment portfolios of the Trust currently are available under the Contract, each issuing a series of shares: Select Emerging Markets Fund, Select International Equity Fund, Select Aggressive Growth Fund, Select Capital Appreciation Fund, Select Value Opportunity Fund, Select Growth Fund, Select Strategic Growth Fund, Select Growth and Income Fund, Select Income Fund and the Money Market Fund. The assets of each Fund are held separate from the assets of the other Funds. Each Fund operates as a separate investment vehicle and the income or losses of one Fund have no effect on the investment performance of another Fund. Shares of the Trust are not offered to the general public but solely to such variable accounts.



Allmerica Financial Investment Management Services, Inc. ("Manager") serves as the investment adviser of the Trust and has entered into sub-advisory agreements with other investment managers ("Sub-Advisers") who manage the investments of the Funds. See "Investment Advisory Services to the Trust."



VARIABLE INSURANCE PRODUCTS FUND. Variable Insurance Products Fund ("Fidelity VIP"), managed by Fidelity Management & Research, Inc., is an open-end, diversified, management investment company organized as a Massachusetts business trust on November 13, 1981 and registered with the SEC under the 1940 Act. Three of its investment portfolios are available under the Contract: Fidelity VIP High Income Portfolio, Fidelity VIP Equity-Income Portfolio, and Fidelity VIP Growth Portfolio.



Various Fidelity companies perform certain activities required to operate Fidelity VIP. Fidelity Management & Research, Inc. ("FMR") is one of America's largest investment management organizations, and has its principal business address at 82 Devonshire Street, Boston, Massachusetts. It is composed of a number of different companies which provide a variety of financial services and products. FMR is the original Fidelity company, founded in 1946. It provides a number of mutual funds and other clients with investment research and portfolio management services. The Portfolios of Fidelity VIP as part of their operating expenses pay an investment management fee to FMR. See "Investment Advisory Services to Fidelity VIP."

T. ROWE PRICE INTERNATIONAL SERIES, INC. T. Rowe Price International Series, Inc. ("T. Rowe Price"), managed by Rowe Price-Fleming International, Inc. ("Price-Fleming"), is an open-end, diversified, management investment company organized as a Maryland corporation in 1994 and registered with the SEC under the 1940 Act. One of its investment portfolios is available under the Contract: the T. Rowe Price International Stock Portfolio. See "Investment Advisory Services to T. Rowe Price." One of its affiliates, T. Rowe Price Associates, Inc., serves as the Sub-Adviser to the Select Capital Appreciation Fund.


                       INVESTMENT OBJECTIVES AND POLICIES


A summary of investment objectives of each of the Funds is set forth below. MORE DETAILED INFORMATION REGARDING THE INVESTMENT OBJECTIVES, RESTRICTIONS AND RISKS, EXPENSES PAID BY THE FUNDS, AND OTHER RELEVANT INFORMATION REGARDING THE FUNDS MAY BE FOUND IN THE PROSPECTUSES OF THE TRUST, FIDELITY VIP AND T. ROWE PRICE, WHICH PROSPECTUSES ACCOMPANY THIS PROSPECTUS, AND SHOULD BE READ CAREFULLY BEFORE INVESTING. Also, the Statements of Additional Information of the Funds are available upon request. There can be no assurance that the investment objectives of the Funds can be achieved or that the value of the Contract will equal or exceed the aggregate amount of the purchase payments made under the Contract.


SELECT EMERGING MARKETS FUND -- seeks long-term growth of capital by investing in the world's emerging markets. The Sub-Adviser for the Select Emerging Markets Fund is Schroder Capital Management International Inc.

SELECT INTERNATIONAL EQUITY FUND -- seeks maximum long-term total return (capital appreciation and income). The Fund will invest primarily in common stocks of established non-U.S. companies. The Sub-Adviser for the Select International Equity Fund is Bank of Ireland Asset Management (U.S.) Limited.

T. ROWE PRICE INTERNATIONAL STOCK PORTFOLIO -- seeks long-term growth of capital through investments primarily in common stocks of established, non-U.S. companies. The manager of the Portfolio is Rowe Price-Fleming International, Inc.

SELECT AGGRESSIVE GROWTH FUND -- seeks above-average capital appreciation by investing primarily in common stocks of companies which are believed to have significant potential for capital appreciation. The Sub-Adviser for the Select Aggressive Growth Fund is Nicholas-Applegate Capital Management L.P.

SELECT CAPITAL APPRECIATION FUND -- seeks long-term growth of capital. Realization of income is not a significant investment consideration and any income realized on the Fund's investments will be incidental to its primary objective. The Fund will invest primarily in common stock of industries and companies which are experiencing favorable demand for their products and services, and which operate in a favorable competitive environment and regulatory climate. The Sub-Adviser for the Select Capital Appreciation Fund is
T. Rowe Price Associates, Inc.

SELECT VALUE OPPORTUNITY FUND -- seeks long-term growth of capital by investing principally in diversified portfolio of common stocks of small and mid-size companies whose securities at the time of purchase are considered by the Sub-Adviser to be undervalued. The Sub-Adviser for the Select Value Opportunity Fund is Cramer Rosenthal McGlynn, LLC.

SELECT GROWTH FUND -- seeks to achieve growth of capital by investing in a diversified portfolio consisting primarily of common stocks selected on the basis of their long-term growth potential. The Sub-Adviser for the Select Growth Fund is Putnam Investment Management, Inc.

SELECT STRATEGIC GROWTH FUND -- seeks long-term growth of capital by investing primarily in common stocks of established companies. The Sub-Adviser for the Select Strategic Growth Fund is Cambiar Investors, Inc.

FIDELITY VIP GROWTH PORTFOLIO -- seeks to achieve capital appreciation. The Portfolio normally purchases common stocks, although its investments are not restricted to any one type of security. Capital appreciation also may be found in other types of securities, including bonds and preferred stocks.

SELECT GROWTH AND INCOME FUND -- seeks a combination of long-term growth of capital and current income. The Fund will invest primarily in dividend-paying common stocks and securities convertible into common stocks. The Sub-Adviser for the Select Growth and Income Fund is John A. Levin & Co., Inc.

FIDELITY VIP EQUITY-INCOME PORTFOLIO -- seeks reasonable income by investing primarily in income-producing equity securities. In choosing these securities, the Portfolio also will consider the potential for capital appreciation. The Portfolio's goal is to achieve a yield which exceeds the composite yield on the securities comprising the S&P 500.

FIDELITY VIP HIGH INCOME PORTFOLIO -- seeks to obtain a high level of current income by investing primarily in high-yielding, lower-rated fixed-income securities (commonly referred to as "junk bonds"), while also considering growth of capital. These securities are often considered to be speculative and involve greater risk of default or price changes than securities assigned a high quality rating. For more information about these lower-rated securities, see the VIP prospectus.

SELECT INCOME FUND -- seeks a high level of current income. The Fund will invest primarily in investment-grade, fixed-income securities. The Sub-Adviser for the Select Income Fund is Standish, Ayer, & Wood, Inc.

MONEY MARKET FUND -- seeks to obtain maximum current income consistent with the preservation of capital and liquidity. Allmerica Asset Management, Inc. is the Sub-Adviser of the Money Market Fund.

If there is a material change in the investment policy of a Fund, the Owner will be notified of the change. If the Owner has Accumulated Value allocated to that Fund, he or she may have the Accumulated Value reallocated without charge to another Fund or to the Fixed Account, where available, on written request received by the Company within sixty (60) days of the later of (1) the effective date of such change in the investment policy, or (2) the receipt of the notice of the Owner's right to transfer.

                          INVESTMENT ADVISORY SERVICES


INVESTMENT ADVISORY SERVICES TO THE TRUST. The overall responsibility for the supervision of the affairs of the Trust rests with the trustees. The Trust has entered into an agreement ("Management Agreement") with Allmerica Financial Investment Management Services, Inc. ("Manager"), an indirect wholly owned subsidiary of First Allmerica, to handle the day-to-day affairs of the Trust. The Manager, subject to review by the trustees, is responsible for the general management of the Funds of the Trust. The Manager also performs certain administrative and management services for the Trust, furnishes to the Trust all necessary office space, facilities and equipment, and pays the compensation, if any, of officers and trustees affiliated with the Manager.


Other than the expenses specifically assumed by the Manager under the Management Agreement, all expenses incurred in the operation of the Trust are borne by it, including fees and expenses associated with the registration and qualification of the Trust's shares under the Securities Act of 1933 ("the 1933 Act"), other fees payable to the SEC, independent public accountant, legal and custodian fees, association membership dues, taxes, interest, insurance premiums, brokerage commission, fees and expenses of the trustees who are not affiliated with the Manager, expenses for proxies, prospectuses, reports to shareholders and other expenses.

For providing its services under the Management Agreement, the Manager will receive a fee, computed daily at an annual rate based on the average daily net asset value of each Fund of the Trust as follows:

FUND                                                    NET ASSET VALUE                    RATE
---------------------------------------  ----------------------------------------------  ---------
Select Emerging Markets Fund                                   *                             1.35%

Select International Equity Fund                       First $100 million                    1.00%
                                                       Next $150 million                     0.90%
                                                       Over $250 million                     0.85%

Select Aggressive Growth Fund                          First $100 million                    1.00%
                                                       Next $150 million                     0.90%
                                                       Over $250 million                     0.85%

Select Capital Appreciation Fund                       First $100 million                    1.00%
                                                       Next $150 million                     0.90%
                                                       Over $250 million                     0.85%

Select Value Opportunity Fund                          First $100 million                    1.00%
                                                       Next $150 million                     0.85%
                                                       Next $250 million                     0.80%
                                                       Next $250 million                     0.75%
                                                       Over $750 million                     0.70%

Select Growth Fund                                     First $250 million                    0.85%
                                                       Next $250 million                     0.80%
                                                       Next $250 million                     0.70%
                                                       Over $750 million                     0.70%

Select Strategic Growth Fund                                   *                             0.85%

Select Growth and Income Fund                          First $100 million                    0.75%
                                                       Next $150 million                     0.70%
                                                       Over $250 million                     0.65%

Select Income Fund                                     First $50 million                     0.60%
                                                        Next $50 million                     0.55%
                                                       Over $100 million                     0.45%

Money Market Fund                                      First $50 million                     0.35%
                                                       Next $200 million                     0.25%
                                                       Over $250 million                     0.20%

* For the Select Emerging Markets Fund and Select Strategic Growth Fund, the rate applicable to the Manager does not vary according to the level of assets in the Fund.

Under the management agreement with the Trust, the Manager has entered into agreements with investment advisers ("Sub-Advisers") selected by the Manager and Trustees in consultation with BARRA RogersCasey, Inc. ("BARRA RogersCasey"), a pension consulting firm. The cost of such consultation services is borne by the Manager. BARRA RogersCasey provides consulting services to pension plans representing hundreds of billions of dollars in total assets and, in its consulting capacity, monitors the investment performance of over 1000 investment advisers. BARRA RogersCasey is wholly-controlled by BARRA, Inc. As a consultant, BARRA RogersCasey has no decision-making authority with respect to the Funds, and is not responsible for any advice provided by the Manager or the Sub-Advisers.


Each independent Sub-Adviser is selected by using strict objective, quantitative, and qualitative criteria, with special emphasis on the Sub-Adviser's record in managing similar portfolios. In consultation with BARRA RogersCasey, a committee monitors and evaluates the ongoing performance of all of the Funds. The committee may recommend the replacement of a Sub-Adviser of one of the Funds of the Trust, or the addition or deletion of any of the other Funds. The committee includes members who may be affiliated or unaffiliated with the Company and the Trust. The Sub-Advisers (other than Allmerica Asset Management, Inc.) are not affiliated with the Company or the Trust.

Under each Sub-Adviser agreement, the Sub-Adviser is authorized to engage in portfolio transactions on behalf of the Fund, subject to the Trustees' instructions. The terms of a Sub-Adviser agreement cannot be materially changed without the approval of a majority in interest of the shareholders of the Fund.

The prospectus of the Trust contains additional information concerning the Funds, including information about additional expenses paid by the Funds, and should be read in conjunction with the Prospectus.


INVESTMENT ADVISORY SERVICES TO FIDELITY VIP. For managing investments and business affairs, each Portfolio pays a monthly fee to Fidelity Management & Research, Inc. ("FMR"). The prospectus of Fidelity VIP contains additional information about the Portfolios, including information about additional expenses paid by the Portfolios, and should be read in conjunction with this Prospectus.



The Fidelity VIP High Income Portfolio pays a monthly fee to FMR at an annual fee rate made up of the sum of two components:


1. A group fee rate based on the monthly average net assets of all the mutual funds advised by Fidelity Management. On an annual basis this rate cannot rise above 0.37%, and will drop as the total assets in these funds rise.

2. An individual fund fee rate of 0.45% of the Fidelity VIP High Income Portfolio's average net assets throughout the month.

One-twelfth of the annual management fee rate is applied to net assets averaged over the most recent month, resulting in a dollar amount which is the management fee for that month.

Both Fidelity VIP Growth and Fidelity VIP Equity-Income Portfolios' fee rates are made up of two components:

1. A group fee rate based on the monthly average net assets of all of the mutual funds advised by Fidelity Management. On an annual basis, this rate cannot rise above 0.52%, and will drop as the total assets in these funds rise.

2. An individual Portfolio fee rate of 0.30% for the Fidelity VIP Growth Portfolio and 0.20% for the Fidelity VIP Equity-Income Portfolio.

One-twelfth of the sum of these two rates is applied to the respective Portfolio's net assets averaged over the most recent month, giving a dollar amount which is the fee for that month.


Thus, the Fidelity VIP High Income Portfolio may have a fee as high as 0.82% of its average net assets. The Fidelity VIP Growth Portfolio may have a fee of as high as 0.82% of its average net assets. The Fidelity VIP Equity-Income Portfolio may have a fee as high as 0.72% of its average net assets.



INVESTMENT ADVISORY SERVICES TO T. ROWE PRICE. To cover investment management and operating expenses, the T. Rowe Price International Stock Portfolio pays Rowe Price-Fleming International, Inc. a single, all-inclusive fee of 1.05% of its average daily net assets.

                          DESCRIPTION OF THE CONTRACT

A.  PAYMENTS.


The Company issues a Contract when its underwriting requirements, which include receipt of the initial payment and allocation instructions by the Company at its Principal Office, are met. These requirements also may include the proper completion of an application; however, where permitted, the Company may issue a Contract without completion of an application and/or signature for certain classes of Contracts.



Payments are to be made payable to the Company. A net payment is equal to the payment received less the amount of any applicable premium tax. The initial net payment is credited to the Contract and allocated among the requested accounts as of the date that all issue requirements are properly met. If all issue requirements are not completed within five business days of the Company's receipt of the initial payment, the payment will be returned immediately unless the Owner specifically consents to holding it pending completion of the outstanding issue requirements. Subsequent payments will be credited as of the Valuation Date received at the Principal Office, on the basis of accumulation unit value next determined after receipt.



Payments may be made to the Contract at any time prior to the Annuity Date, subject to certain minimums. Currently, the initial payment must be at least $1,000. Under a salary deduction or monthly automatic payment plan, the minimum initial payment is $50. In all cases, each subsequent payment must be at least $50. Where the contribution on behalf of an employee under an employer-sponsored retirement plan is less than $600 but more than $300 annually, the Company may issue a Contract on the employee if the plan's average annual contribution per eligible plan participant is at least $600. The minimum allocation to a Guarantee Period Account is $1,000. If less than $1,000 is allocated to a Guarantee Period Account, the Company reserves the right to apply that amount to the Money Market Fund of the Trust.


Generally, unless otherwise requested, all payments will be allocated among the accounts in the same proportion that the initial net payment is allocated or, if subsequently changed, according to the most recent allocation instructions. The Owner may change allocation instructions for new payments pursuant to a written or telephone request. If telephone requests are elected by the Owner, a properly completed authorization must be on file before telephone requests will be honored. The policy of the Company and its agents and affiliates is that they will not be responsible for losses resulting from acting upon telephone requests reasonably believed to be genuine. The Company will employ reasonable procedures to confirm that instructions communicated by telephone are genuine; otherwise, the Company may be liable for any losses due to unauthorized or fraudulent instructions. The procedures the Company follows for transactions initiated by telephone include requirements that callers on behalf of an Owner identify themselves by name and identify the Annuitant by name, date of birth and social security number. All transfer instructions by telephone are tape recorded.


B.  RIGHT TO CANCEL INDIVIDUAL RETIREMENT ANNUITY.



An individual purchasing a Contract intended to qualify as an IRA may cancel the Contract at any time within ten days after receipt of the Contract and receive a refund. In order to cancel the Contract, the Owner must mail or deliver the Contract to the agent through whom the Contract was purchased, to the Principal Office of the Company at 440 Lincoln Street, Worcester, MA 01653, or to an authorized representative. Mailing or delivery must occur within ten days after receipt of the Contract for cancellation to be effective.



Within seven days the Company will provide a refund equal to the gross payment(s) received. In some states, however, the refund may equal the greater of (a) gross payments or (b) any amounts allocated to the Fixed and the Guarantee Period Accounts plus the Accumulated Value of amounts allocated to the Variable Account plus any amounts deducted under the Contract or by the Funds for taxes, charges or fees. At the time the Contract is issued, the "Right to Examine" provision on the cover of the Contract will specifically indicate whether the refund will be equal to gross payments or equal to the greater of
(a) or (b) as set forth above.

The liability of the Variable Account under this provision is limited to the Owner's Accumulated Value in the Sub-Accounts on the date of cancellation. Any additional amounts refunded to the Owner will be paid by the Company.


C.  RIGHT TO CANCEL ALL OTHER CONTRACTS.



An Owner may cancel the Contract at any time within ten days after receipt of the Contract (or longer if required by state law) and receive a refund. In most states the Company will pay the Owner an amount equal to the sum of (1) the difference between the payment received, including fees, and any amount allocated to the Variable Account, and (2) the Accumulated Value of amounts allocated to the Variable Account as of the date the request is received. If the Contract was purchased as an IRA or issued in a state that requires a full refund of the initial payment(s), the IRA cancellation right described above will be used. At the time the Contract is issued, the "Right to Examine" provision on the cover of the Contract will specifically indicate what the refund will be and the time period allowed to exercise the right to cancel.



In order to comply with New York regulations concerning the purchase of a new annuity contract to replace an existing life or annuity contract (a "replacement"), an Owner who purchases the contract as a replacement may cancel within 60 days after receipt. In order to cancel the Contract, the Owner must mail or deliver it to the Company's Principal Office or to one of its authorized representatives. The Company will refund an amount equal to the Surrender Value plus all fees and charges and the Contract will be void from the beginning.


D.  TRANSFER PRIVILEGE.


At any time prior to the Annuity Date, the Owner may transfer amounts among accounts upon written or telephone request to the Company. As of the date of this Prospectus, transfers may be made to and among all of the available Sub-Accounts. However, should additional Funds be added to the Contract, the Company reserves the right to limit the number of Sub-Accounts which may be used during the life of the Contract. As discussed in "A. Payments" above, a properly completed authorization form must be on file before telephone requests will be honored. Transfer values will be based on the Accumulated Value next computed after receipt of the transfer request.



Transfers to a Guarantee Period Account must be at least $1,000. If the amount to be transferred to a Guarantee Period Account is less than $1,000, the Company may transfer that amount to the Money Market Fund. Transfers from a Guarantee Period Account prior to the expiration of the Guarantee Period will be subject to a Market Value Adjustment.



The first 12 transfers in a Contract year are guaranteed to be free of any transfer charge. The Company does not currently charge for additional transfers but reserves the right to assess a charge, guaranteed never to exceed $25, to reimburse it for the expense of processing these additional transfers.


ASSET ALLOCATION MODEL REALLOCATIONS -- If an Owner elects to follow an asset allocation strategy, the Owner may preauthorize transfers in accordance with the chosen strategy. The Company may provide administrative or other support services to independent third parties who provide recommendations as to such allocation strategies. However, the Company does not engage any third parties to offer investment allocation services of any type under this Contract, does not endorse or review any investment allocation recommendations made by such third parties and is not responsible for the investment allocations and transfers transacted on the Owner's behalf. The Company does not charge for providing additional asset allocation support services. Additional information concerning asset allocation programs for which the Company is currently providing support services may be obtained from a registered representative or the Company.

AUTOMATIC TRANSFERS (DOLLAR COST AVERAGING) AND AUTOMATIC ACCOUNT REBALANCING OPTIONS. The Owner may elect automatic transfers of a predetermined dollar amount, not less than $100, on a periodic basis (monthly, bi-monthly, quarterly, semi-annually or annually) from the Money Market Fund, the Select Income Fund or the Fixed Account (the source account) to one or more Funds. Automatic transfers may not be made into the Fixed Account, the Guarantee Period Accounts or, if applicable, the Fund being used as the source account. If an automatic transfer would reduce the balance in the source account to less than $100, the entire balance will be transferred proportionately to the chosen Funds. Automatic transfers will continue until the amount in the source account on a transfer date is zero or the Owner's request to terminate the option is received by the Company. If additional amounts are allocated to the source account after its balance has fallen to zero, this option will not restart automatically and the Owner must provide a new request to the Company.

To the extent permitted by state law, the Company reserves the right, from time to time, to credit an enhanced interest rate to certain initial and/or subsequent payments deposited into the Fixed Account and utilizing the Fixed Account as the source account from which to process automatic transfers. For more information see APPENDIX A, "MORE INFORMATION ABOUT THE FIXED ACCOUNT."

The Owner may request automatic rebalancing of Sub-Account allocations on a monthly, quarterly, semi-annual or annual basis in accordance with percentage allocations specified by the Owner. As frequently as specified by the Owner, the Company will review the percentage allocations in the Funds and, if necessary, transfer amounts to ensure conformity with the designated percentage allocation mix. If the amount necessary to re-establish the mix on any scheduled date is less than $100, no transfer will be made. Automatic Account Rebalancing will continue until the Owner's request to terminate or change the option is received by the Company. As such, subsequent payments allocated in a manner different from the percentage allocation mix in effect on the date the payment is received will be reallocated in accordance with the existing mix on the next scheduled date unless the Owner's timely request to change the mix or terminate the option is received by the Company.


The Company reserves the right to limit the number of Sub-Accounts that may be utilized for automatic transfers and rebalancing, and to discontinue either option upon advance written notice. The first automatic transfer or rebalancing and all subsequent transfers or rebalancings effected in a Contract year under a request count as one transfer for purposes of the 12 transfers guaranteed to be free of a transfer charge in each Contract year. Currently, Dollar Cost Averaging and Automatic Account Rebalancing may not be in effect simultaneously. Either option may be elected at no additional charge when the Contract is purchased or at a later date.


E.  SURRENDER.


At any time prior to the Annuity Date, an Owner may surrender the Contract and receive its Surrender Value, less any tax withholding. The Owner must return the Contract and a signed, written request for surrender, satisfactory to the Company, to the Principal Office. The Surrender Value will be calculated based on the Contract's Accumulated Value as of the Valuation Date on which the request and the Contract are received at the Principal Office.


Before the Annuity Date, a contingent deferred sales charge may be deducted when a Contract is surrendered if payments have been credited to the Contract during the last seven full Contract years. See "CHARGES AND DEDUCTIONS." The Contract fee will be deducted upon surrender of the Contract.


After the Annuity Date, only Contracts annuitized under a commutable period certain option may be surrendered. The amount payable is the commuted value of any unpaid installments, computed on the basis of the assumed interest rate incorporated in such annuity benefit payments. No contingent deferred sales charge is imposed after the Annuity Date.

Any amount surrendered is normally payable within seven days following the Company's receipt of the surrender request. The Company reserves the right to defer surrenders and withdrawals of amounts in each Sub-Account in any period during which (1) trading on the New York Stock Exchange is restricted as determined by the SEC or such Exchange is closed for other than weekends and holidays, (2) the SEC has by order permitted such suspension, or (3) an emergency, as determined by the SEC, exists such that disposal of portfolio securities or valuation of assets of a separate account is not reasonably practicable.


The Company reserves the right to defer surrenders and withdrawals of amounts allocated to the Company's Fixed Account and Guarantee Period Accounts for a period not to exceed six months.


The surrender rights of Owners who are participants under Section 403(b) plans or who are participants in the Texas Optional Retirement Program (Texas ORP) are restricted; see "Tax Sheltered Annuities" and "Texas Optional Retirement Program."

For important tax consequences which may result from surrender, see "FEDERAL TAX CONSIDERATIONS."

F.  WITHDRAWALS.


At any time prior to the Annuity Date, an Owner may withdraw a portion of the Accumulated Value of his or her Contract, subject to the limits stated below. The Owner must submit to the Principal Office a signed, written request for withdrawal, satisfactory to the Company. The written request must indicate the dollar amount the Owner wishes to receive and the accounts from which such amount is to be withdrawn. The amount withdrawn equals the amount requested by the Owner plus any applicable contingent deferred sales charge, as described under "CHARGES AND DEDUCTIONS." In addition, amounts withdrawn from a Guarantee Period Account prior to the end of the applicable Guarantee Period will be subject to a Market Value Adjustment, as described under "GUARANTEE PERIOD ACCOUNTS."


Where allocations have been made to more than one account, a percentage of the withdrawal may be allocated to each such account. A withdrawal from a Sub-Account will result in cancellation of a number of units equivalent in value to the amount withdrawn, computed as of the Valuation Date that the request is received at the Principal Office.


Each withdrawal must be in a minimum amount of $100. Except in New York where no specific balance is required, no withdrawal will be permitted if the Accumulated Value remaining under the Contract would be reduced to less than $1,000. Withdrawals will be paid in accordance with the time limitations described under "E. Surrender."


For important restrictions on withdrawals which are applicable to Owners who are participants under Section 403(b) plans or under the Texas ORP, see "FEDERAL TAX CONSIDERATIONS," "Tax Sheltered Annuities" and "Texas Optional Retirement Program."

For important tax consequences which may result from withdrawals, see "FEDERAL TAX CONSIDERATIONS."

SYSTEMATIC WITHDRAWALS. The Owner may elect an automatic schedule of withdrawals (systematic withdrawals) from amounts in the Sub-Accounts and/or the Fixed Account on a monthly, bi-monthly, quarterly, semi-annual or annual basis. Systematic withdrawals from Guarantee Period Accounts are not available. The minimum amount of each automatic withdrawal is $100, and will be subject to any applicable withdrawal charges. The Owner may elect, by written request, a specific dollar amount and the percentage of this amount to be taken from each designated Sub-Account and/or the Fixed Account, or the Owner may elect to withdraw a specific percentage of the Accumulated Value calculated as of the withdrawal dates, and may designate the percentage of this amount which should be taken from each account. The first withdrawal will take place on the date the written request is received at the Principal Office or, if later, on a date specified by the Owner.


If a withdrawal would cause the remaining Accumulated Value to be less than $1,000, systematic withdrawals may be discontinued. Systematic withdrawals will cease automatically on the Annuity Date. The Owner may change or terminate systematic withdrawals only by written request to the Principal Office.



LIFE EXPECTANCY DISTRIBUTIONS. Prior to the Annuity Date, an Owner who also is the Annuitant may elect to make a series of systematic withdrawals from the Contract according to the Company's life expectancy distribution ("LED") option by returning a properly signed LED request form to the Principal Office. If an Owner elects the Company's LED option, in each calendar year a fraction of the Accumulated Value is withdrawn without a surrender charge based on the Owner's then life expectancy (or the joint life expectancy of the Owner and a beneficiary.) The numerator of the fraction is 1 (one) and the denominator of the fraction is the remaining life expectancy of the Owner, as determined annually by the Company. The resulting fraction, expressed as a percentage, is applied to the Accumulated Value at the beginning of the year to determine the amount to be distributed during the year. Under the Company's LED option, the amount withdrawn from the Contract changes each year, because life expectancy changes each year that a person lives. For example, actuarial tables indicate that a person age 70 has a life expectancy of 16 years, but a person who attains age 86 has a life expectancy of another 6.5 years. Where the Owner is a trust or other nonnatural person, the Owner may elect the LED option based on the Annuitant's life expectancy. (Note: this option may not produce annual distributions that meet the definition of "substantially equal periodic payments" as defined under Code Section 72(t). As such, the withdrawals may be treated by the Internal Revenue Service (IRS) as premature distributions from the Contract and may be subject to a 10% federal tax penalty. Owners seeking distributions over their life under this definition should consult their tax advisor. For more information, see "FEDERAL TAX CONSIDERATIONS," "B. Taxation of the Contracts in General." In addition, if the amount necessary to meet the substantially equal periodic payment definition is greater than the Company's LED amount, a surrender charge may apply to the amount in excess of the LED amount.)



The Owner may elect monthly, bi-monthly, quarterly, semi-annual, or annual LED distributions, and may terminate the LED option at any time. Under contracts issued in Hawaii and New York, the LED option will terminate automatically on the maximum Annuity Date permitted under the Contract, at which time an Annuity Option must be selected.


G.  DEATH BENEFIT.


In the event that the Annuitant, Owner or Joint Owner, if applicable, dies while the Contract is in force, the Company will pay the beneficiary a death benefit, except where the Contract is continued as provided below in "H. The Spouse of the Owner as Beneficiary." The amount of the death benefit and the time requirements for receipt of payment may vary depending upon whether the Annuitant or an Owner dies first, and whether death occurs prior to or after the Annuity Date.



DEATH OF THE ANNUITANT PRIOR TO THE ANNUITY DATE. At the death of the Annuitant (including an Owner who is also the Annuitant), the death benefit is equal to the greatest of (a) the Accumulated Value under the Contract increased by any positive Market Value Adjustment; (b) gross payments compounded daily at the annual rate of 5% starting on the date each payment is applied decreased proportionately to reflect withdrawals (except in Hawaii and New York where (b) equals gross payments decreased proportionately by withdrawals) (for each withdrawal, the proportionate reduction is calculated as the death benefit under this option immediately prior to the withdrawal multiplied by the withdrawal amount and divided by the Accumulated Value immediately prior to the withdrawal); or (c) the death benefit that would have been payable on the most recent contract anniversary, increased for subsequent payments and decreased proportionately for subsequent withdrawals.

This guaranteed death benefit works in the following way assuming no withdrawals are made. On the first anniversary, the death benefit will be equal to the greater of (a) the Accumulated Value (increased by any positive Market Value Adjustment) or (b) gross payments compounded at the annual rate of 5% (except in Hawaii and New York where (b) equals gross payments). The higher of (a) or (b) will then be locked in until the second anniversary, at which time the death benefit will be equal to the greatest of (a) the Contract's then current Accumulated Value increased by any positive Market Value Adjustment; (b) gross payments compounded at the annual rate of 5% (gross payments in Hawaii and New
York) or (c) the locked-in value of the death benefit at the first anniversary. The greatest of (a), (b) or (c) will be locked in until the next Contract anniversary. This calculation will then be repeated on each anniversary while the Contract remains in force and prior to the Annuity Date. As noted above, the values of (b) and (c) will be decreased proportionately if withdrawals are taken. See APPENDIX E, "THE DEATH BENEFIT" for specific examples of death benefit calculations.


DEATH OF AN OWNER WHO IS NOT ALSO THE ANNUITANT PRIOR TO THE ANNUITY DATE. If an Owner who is not also the Annuitant dies before the Annuity Date, the death benefit will be the Accumulated Value increased by any positive Market Value Adjustment. The death benefit never will be reduced by a negative Market Value Adjustment.

PAYMENT OF THE DEATH BENEFIT PRIOR TO THE ANNUITY DATE. The death benefit generally will be paid to the beneficiary in one sum within seven business days of the receipt of due proof of death at the Principal Office unless the Owner has specified a death benefit annuity option. Instead of payment in one sum, the beneficiary may, by written request, elect to:

    (1) defer distribution of the death benefit for a period no more than five years from the date of death; or

    (2) receive a life annuity or an annuity for a period certain not extending beyond the beneficiary's life expectancy, with annuity benefit payments beginning one year from the date of death.

If distribution of the death benefit is deferred under (1) or (2), any value in the Guarantee Period Accounts will be transferred to the Sub-Account investing in the Money Market Fund. The excess, if any, of the death benefit over the Accumulated Value also will be added to the Money Market Fund. The beneficiary may, by written request, effect transfers and withdrawals during the deferral period and prior to annuitization under (2), but may not make additional payments. The death benefit will reflect any earnings or losses experienced during the deferral period. If there are multiple beneficiaries, the consent of all is required.

With respect to the death benefit, the Accumulated Value under the Contract will be based on the unit values next computed after due proof of the death has been received.

DEATH OF THE ANNUITANT ON OR AFTER THE ANNUITY DATE. If the Annuitant's death occurs on or after the Annuity Date but before completion of all guaranteed annuity benefit payments, any unpaid amounts or installments will be paid to the beneficiary. The Company must pay out the remaining payments at least as rapidly as under the payment option in effect on the date of the Annuitant's death.

H.  THE SPOUSE OF THE OWNER AS BENEFICIARY.

The Owner's spouse, if named as the sole beneficiary, may by written request continue the Contract in lieu of receiving the amount payable upon death of the Owner. Upon such election, the spouse will become the Owner and Annuitant subject to the following: (1) any value in the Guarantee Period Accounts will be transferred to the Money Market Fund; (2) the excess, if any, of the death benefit over the Contract's Accumulated Value also will be added to the Money Market Fund. This value never will be subject to a surrender charge when withdrawn. Additional payments may be made; however, a surrender charge will apply to these amounts if they have not been invested in the Contract for more than seven years. All other rights and benefits provided in the Contract will continue, except that any subsequent spouse of such new Owner will not be entitled to continue the Contract upon such new Owner's death.

I.  ASSIGNMENT.

The Contract, other than one sold in connection with certain qualified plans, may be assigned by the Owner at any time prior to the Annuity Date and while the Annuitant is alive (see "FEDERAL TAX CONSIDERATIONS"). The Company will not be deemed to have knowledge of an assignment unless it is made in writing and filed at the Principal Office. The Company will not assume responsibility for determining the validity of any assignment. If an assignment of the Contract is in effect on the Annuity Date, the Company reserves the right to pay to the assignee, in one sum, that portion of the Surrender Value of the Contract to which the assignee appears to be entitled. The Company will pay the balance, if any, in one sum to the Owner in full settlement of all liability under the Contract. The interest of the Owner and of any beneficiary will be subject to any assignment.

J.  ELECTING THE FORM OF ANNUITY AND THE ANNUITY DATE.


The Owner selects the Annuity Date. To the extent permitted by state law, the Annuity Date may be the first day of any month (1) before the Annuitant's 85th birthday, if the Annuitant's age on the issue date of the Contract is 75 or under; or (2) within ten years from the issue date of the Contract and before the Annuitant's 90th birthday, if the Annuitant's age on the issue date is between 76 and 90. The Owner may elect to change the Annuity Date by sending a request to the Principal Office at least one month before the Annuity Date. The new Annuity Date must be the first day of any month occurring before the Annuitant's 90th birthday, and must be within the life expectancy of the Annuitant. The Company shall determine such life expectancy at the time a change in Annuity Date is requested. In no event will the maximum annuitization age exceed 90. The Internal Revenue Code ("the Code") and the terms of qualified plans impose limitations on the age at which annuity benefit payments may commence and the type of annuity option selected. See "FEDERAL TAX CONSIDERATIONS" for further information.


Subject to certain restrictions described below, the Owner has the right (1) to select the annuity option under which annuity benefit payments are to be made, and (2) to determine whether payments are to be made on a fixed basis, a variable basis, or a combination fixed and variable basis. Annuity benefit payments are determined according to the annuity tables in the Contract, by the annuity option selected, and by the investment performance of the account(s) selected.

To the extent a fixed annuity is selected, Accumulated Value will be transferred to the Fixed Account of the Company, and the annuity benefit payments will be fixed in amount. See APPENDIX A, "MORE INFORMATION ABOUT THE FIXED ACCOUNT."


Under a variable annuity payout option, a payment equal to the value of the fixed number of Annuity Units in the Sub-Account(s) is made monthly, quarterly, semi-annually or annually. Since the value of an Annuity Unit in a Sub-Account will reflect the investment performance of the Sub-Account, the amount of each annuity benefit payment will vary.



The annuity option selected must produce an initial payment of at least $50 (a lower amount may be required in some states). The Company reserves the right to increase this minimum amount. If the annuity option(s) selected do(es) not produce an initial payment which meet this minimum, a single payment may be made. Once the Company begins making annuity benefit payments, the Annuitant cannot make withdrawals or surrender the annuity benefit, except where a commutable period certain option has been elected. Beneficiaries entitled to receive remaining payments under either a commutable or noncommutable period certain option may elect instead to receive a lump sum settlement. See "Description of Variable Annuity Payout Options."



If the Owner does not elect an option, a variable life annuity with periodic payments guaranteed for ten years will be purchased. Changes in either the Annuity Date or annuity option can be made up to one month prior to the Annuity Date.

If the Owner exercises the Minimum Guaranteed Annuity Payout Rider, annuity benefit payments must be made under a fixed annuity payout option involving a life contingency and must occur at the guaranteed annuity purchase rates listed under the Annuity Option Tables in the Contract.


K.  DESCRIPTION OF VARIABLE ANNUITY PAYOUT OPTIONS.

The Company provides the variable annuity payout options described below. Currently, variable annuity payout options may be funded through the Sub-Accounts investing in the Select Growth and Income Fund, the Select Income Fund, the Select Growth Fund and the Money Market Fund.


The Company also provides these same options funded through the Fixed Account (fixed annuity payout option). Regardless of how payments were allocated during the accumulation period, any of the variable annuity payout options or the fixed annuity payout options may be selected, or any of the variable annuity payout options may be selected in combination with any of the fixed annuity payout options. Other annuity options may be offered by the Company. IRS regulations may not permit certain of the available annuity options when used in connection with certain qualified Contracts.


VARIABLE LIFE ANNUITY WITH PAYMENTS GUARANTEED FOR TEN YEARS. This variable annuity is payable periodically during the lifetime of the payee with the guarantee that if the payee should die before all payments have been made, the remaining annuity benefit payments will continue to the beneficiary.


VARIABLE LIFE ANNUITY PAYABLE PERIODICALLY DURING LIFETIME OF THE ANNUITANT ONLY. This variable annuity is payable during the payee's life. It would be possible under this option for the payee to receive only one annuity benefit payment if the payee dies prior to the due date of the second annuity benefit payment, two annuity benefit payments if the payee dies before the due date of the third annuity benefit payment, and so on. Payments will continue, however, during the lifetime of the payee, no matter how long he or she lives.


UNIT REFUND VARIABLE LIFE ANNUITY. This is an annuity payable periodically during the lifetime of the payee with the guarantee that if (1) exceeds (2), then periodic variable annuity benefit payments will continue to the beneficiary until the number of such payments equals the number determined in (1).


Where:  (1)  is the dollar amount of the Accumulated Value at annuitization divided by the dollar amount of the first payment, and

        (2)  is the number of payments paid prior to the death of the payee.



JOINT AND SURVIVOR VARIABLE LIFE ANNUITY. This variable annuity is payable jointly to two payees during their joint lifetime, and then continues thereafter during the lifetime of the survivor. The amount of each payment to the survivor is based on the same number of Annuity Units which applied during the joint lifetime of the two payees. One of the payees must be either the person designated as the Annuitant in the Contract or the beneficiary. There is no minimum number of payments under this option.

JOINT AND TWO-THIRDS SURVIVOR VARIABLE LIFE ANNUITY. This variable annuity is payable jointly to two payees during their joint lifetime, and then continues thereafter during the lifetime of the survivor. The amount of each periodic payment to the survivor, however, is based upon two-thirds of the number of Annuity Units which applied during the joint lifetime of the two payees. One of the payees must be the person designated as the Annuitant in the Contract or the beneficiary. There is no minimum number of payments under this option.


PERIOD CERTAIN VARIABLE ANNUITY. This variable annuity has periodic payments for a stipulated number of years ranging from one to thirty and may be commutable or noncommutable. A commutable option provides the payee with the right to request a lump sum payment of any remaining balance after annuity payments have commenced. Under a noncommutable period certain option, the Annuitant may not request a lump sum payment. A period certain option will be deemed noncommutable unless a commutable option is specifically requested at the time benefits begin. See "Annuity Benefit Payments" in the SAI.



It should be noted that the period certain option does not involve a life contingency. In computing payments under this option, the Company deducts a charge for annuity rate guarantees, which includes a factor for mortality risks. Although not contractually required to do so, the Company currently follows a practice of permitting persons receiving payments under a period certain option to elect to convert to a variable annuity involving a life contingency. The Company may discontinue or change this practice at any time, but not with respect to election of the option made prior to the date of any change in this practice.


L.  ANNUITY BENEFIT PAYMENTS.

THE ANNUITY UNIT. On and after the Annuity Date, the Annuity Unit is a measure of the value of the Annuitant's monthly annuity benefit payments under a variable annuity option. The value of an Annuity Unit in each Sub-Account initially was set at $1.00. The value of an Annuity Unit under a Sub-Account on any Valuation Date thereafter is equal to the value of such unit on the immediately preceding Valuation Date, multiplied by the product of (1) the net investment factor of the Sub-Account for the current Valuation Period and (2) a factor to adjust benefits to neutralize the assumed interest rate. The assumed interest rate, discussed below, is incorporated in the variable annuity options offered in the Contract.

DETERMINATION OF THE FIRST AND SUBSEQUENT ANNUITY BENEFIT PAYMENTS. The first periodic annuity benefit payment is based upon the Accumulated Value as of a date not more than four weeks preceding the date that the first annuity benefit payment is due. Variable annuity benefit payments are due on the first of a month, which is the date the payment is to be received by the Annuitant, and currently are based on unit values as of the 15th day of the preceding month.


The Contract provides annuity rates which determine the dollar amount of the first periodic payment under each form of annuity for each $1,000 of applied value. For life contingency options and noncommutable period certain options of ten or more years, the annuity value is the Accumulated Value less any premium taxes and adjusted for any Market Value Adjustment. For commutable period certain options and any period certain option for less than ten years, the value is the Surrender Value less any premium tax. For a death benefit annuity, the annuity value will be the amount of the death benefit. The annuity rates in the Contract are based on a modification of the 1983(a) Individual Mortality Table on rates.



The amount of the first monthly payment depends upon the form of annuity selected, the sex (however, see "M. NORRIS Decision" below) and age of the Annuitant and the value of the amount applied under the annuity option. The variable annuity options offered by the Company are based on a 3.5% assumed interest rate. Variable payments are affected by the assumed interest rate used in calculating the annuity option rates. Variable annuity benefit payments will increase over periods when the actual net investment result of the Sub-Account(s) funding the annuity exceeds the equivalent of the assumed interest rate for the period. Variable annuity benefit payments will decrease over periods when the actual net investment result of the respective Sub-Account is less than the equivalent of the assumed interest rate for the period.



The dollar amount of the first periodic annuity benefit payment under life annuity options and noncommutable period certain options of ten years or more (six or more years under New York Contracts) is determined by multiplying (1) the Accumulated Value applied under that option (after application of any Market Value Adjustment and less premium tax, if any) divided by $1,000, by (2) the applicable amount of the first monthly payment per $1,000 of value. For commutable period certain options and any period certain option of less than ten years (less than six years under New York Contracts), the Surrender Value less premium taxes, if any, is used rather than the Accumulated Value. The dollar amount of the first variable annuity benefit payment is then divided by the value of an Annuity Unit of the selected Sub-Account(s) to determine the number of Annuity Units represented by the first payment. This number of Annuity Units remains fixed under all annuity options except the joint and two-thirds survivor annuity option. For each subsequent payment, the dollar amount of the variable annuity benefit payment is determined by multiplying this fixed number of Annuity Units by the value of an Annuity Unit on the applicable Valuation Date. After the first benefit payment, the dollar amount of each periodic variable annuity benefit payment will vary with subsequent variations in the value of the Annuity Unit of the selected Sub-Account(s). The dollar amount of each fixed amount annuity benefit payment is fixed and will not change, except under the joint and two-thirds survivor annuity option.

From time to time, the Company may offer its Owners both fixed and variable annuity rates more favorable than those contained in the Contract. Any such rates will be applied uniformly to all Owners of the same class.

For an illustration of a variable annuity benefit payment calculation using a hypothetical example, see "Annuity Benefit Payments" in the SAI.


If the Owner elects the Minimum Guaranteed Annuity Payout Rider, at annuitization the income provided under the Contract by applying the Accumulated Value to the current annuity factors is compared to the income provided under the Rider by applying the Minimum Guaranteed Annuity Payout Benefit Base to the guaranteed annuity factors. If annuity benefit payments under the Rider are higher, the Owner may exercise the Rider. If annuity benefit payments under the Rider are lower, the Owner may choose not to exercise the Rider and instead annuitize under current annuity factors. See "M: Optional Minimum Guaranteed Annuity Payout Rider" below.



M.  OPTIONAL MINIMUM GUARANTEED ANNUITY PAYOUT RIDER



An optional Minimum Guaranteed Annuity Payout Rider is available in most jurisdictions for a separate monthly charge. The Minimum Guaranteed Annuity Payout Rider guarantees a minimum amount of fixed annuity lifetime income during the annuity payout phase, subject to the conditions described below. On each Contract anniversary a Minimum Guaranteed Annuity Payout Benefit Base is determined. The Minimum Guaranteed Annuity Payout Benefit Base is the value that will be annuitized if the Rider is exercised. Annuitization under this Rider will occur at the guaranteed annuity purchase rates listed under the Annuity Option Tables in the Contract. The Minimum Guaranteed Annuity Payout Benefit Base is equal to the greatest of:



    (a) the Accumulated Value increased by any positive Market Value Adjustment, if applicable; or



    (b) the Accumulated Value on the effective date of the Rider compounded daily at the annual rate of 5% plus gross payments made thereafter compounded daily at the annual rate of 5%, starting on the date each payment is applied, decreased proportionately to reflect withdrawals; or



    (c) the highest Accumulated Value on any Contract anniversary since the rider effective date, as determined after positive adjustments have been made for subsequent payments and any positive Market Value Adjustment, if applicable, and negative adjustments have been made for subsequent withdrawals.



For each withdrawal described in (b) and (c) above, the proportionate reduction is calculated by multiplying the (b) or (c) value, whichever is applicable, determined immediately prior to the withdrawal by the following fraction:



                            amount of the withdrawal


        Accumulated Value determined immediately prior to the withdrawal



CONDITIONS OF ELECTION OF THE MINIMUM GUARANTEED ANNUITY PAYOUT RIDER.



    - The Owner may elect the Minimum Guaranteed Annuity Payout Rider at Contract issue or at any time thereafter, however, if the Rider is not elected within thirty days after Contract issue or within thirty days after a Contract anniversary date, the effective date of the Rider will be the following Contract anniversary date.



    - The Owner may not elect a Rider with a ten-year waiting period if at the time of election the Annuitant has reached his or her 78th birthday. The Owner may not elect a Rider with a fifteen-year waiting period if at the time of election the Annuitant has reached his or her 73rd birthday.



CONDITIONS OF EXERCISE OF THE MINIMUM GUARANTEED ANNUITY PAYOUT RIDER.



    - The Owner may only exercise the Minimum Guaranteed Annuity Payout Rider within thirty days after any Contract anniversary following the expiration of a ten or fifteen-year waiting period from the effective date of the Rider.



    - The Owner may only annuitize under a fixed annuity payout option involving a life contingency as provided under "K. Description of Variable Annuity Payout Options."



    - The Owner may only annuitize at the guaranteed annuity purchase rates listed under the Annuity Option Tables in the Contract.



TERMINATION OF THE MINIMUM GUARANTEED ANNUITY PAYOUT RIDER.



    - The Owner may not terminate the Minimum Guaranteed Annuity Payout Rider prior to the seventh Contract anniversary after the effective date of the Rider, unless such termination occurs on or within thirty days after a Contract anniversary and in conjunction with the purchase of a Minimum Guaranteed Annuity Payout Rider with a waiting period of equal or greater length at its then current price, if available.



    - After the seventh Contract anniversary from the effective date of the Rider the Owner may terminate the Rider at any time.



    - The Owner may repurchase a Rider with a waiting period equal to or greater than the Rider then in force at the new Rider's then current price, if available, however, repurchase may only occur on or within thirty days of a Contract anniversary.



    - Other than in the event of a repurchase, once terminated the Rider may not be purchased again.



    - The Rider will terminate upon surrender of the Contract or the date that a death benefit is payable if the Contract is not continued under "H. The Spouse of the Owner as Beneficiary" (see "DESCRIPTION OF THE CONTRACT").



From time to time the Company may illustrate minimum guaranteed income amounts under the Minimum Guaranteed Annuity Payout Rider for individuals based on a variety of assumptions, including varying rates of return on the value of the Contract during the accumulation phase, annuity payout periods, annuity payout options and Minimum Guaranteed Annuity Payout Rider waiting periods. Any assumed rates of return are for purposes of illustration only and are not intended as a representation of past or future investment rates of return.



For example, the illustration below assumes an initial payment of $100,000 for an Annuitant age 60 (at issue) and exercise of a Minimum Guaranteed Annuity Payout Rider with a ten-year waiting period. The illustration assumes that no subsequent payments or withdrawals are made and that the annuity payout option is a Life Annuity With Payments Guaranteed For 10 Years. The values below have been computed based on a 5% net rate of return and are the guaranteed minimums that would be received under the Minimum Guaranteed

Annuity Payout Rider. The minimum guaranteed benefit base amounts are the values that will be annuitized. Minimum guaranteed annual income values are based on a fixed annuity payout.



               MINIMUM
 CONTRACT    GUARANTEED       MINIMUM
ANNIVERSARY    BENEFIT       GUARANTEED
AT EXERCISE     BASE      ANNUAL INCOME(1)
-----------  -----------  ----------------
    10        $ 162,889      $   12,153
    15        $ 207,892      $   17,695



(1) Other fixed annuity options involving a life contingency other than Life Annuity With Payments Guaranteed for 10 Years are available. See "K. Description of Variable Annuity Payout Options."



The Minimum Guaranteed Annuity Payout Rider does not create Accumulated Value or guarantee performance of any investment option. Because this Rider is based on conservative actuarial factors, the level of lifetime income that it guarantees may often be less than the level that would be provided by application of Accumulated Value at current annuity factors. Therefore, the Rider should be regarded as a safety net. As described above, withdrawals will reduce the Benefit Base.


N.  NORRIS DECISION

In the case of ARIZONA GOVERNING COMMITTEE V. NORRIS, the United States Supreme Court ruled that, in connection with retirement benefit options offered under certain employer-sponsored employee benefit plans, annuity options based on sex-distinct actuarial tables are not permissible under Title VII of the Civil Rights Act of 1964. The ruling requires that benefits derived from contributions paid into a plan after August 1, 1983 be calculated without regard to the sex of the employee. Annuity benefits attributable to payments received by the Company under a Contract issued in connection with an employer-sponsored benefit plan affected by the NORRIS decision will be based on the greater of (1) the Company's unisex Non-Guaranteed Current Annuity Option Rates or (2) the guaranteed unisex rates described in such Contract, regardless of whether the Annuitant is male or female.

O.  COMPUTATION OF VALUES.

THE ACCUMULATION UNIT. Each net payment is allocated to the account(s) selected by the Owner. Allocations to the Sub-Accounts are credited to the Contract in the form of Accumulation Units. Accumulation Units are credited separately for each Sub-Account. The number of Accumulation Units of each Sub-Account credited to the Contract is equal to the portion of the net payment allocated to the Sub-Account, divided by the dollar value of the applicable Accumulation Unit as of the Valuation Date the payment is received at the Principal Office. The number of Accumulation Units resulting from each payment will remain fixed unless changed by a subsequent split of Accumulation Unit value, a transfer, a withdrawal, or surrender. The dollar value of an Accumulation Unit of each Sub-Account varies from Valuation Date to Valuation Date based on the investment experience of that Sub-Account, and will reflect the investment performance, expenses and charges of its Underlying Funds. The value of an Accumulation Unit was set at $1.00 on the first Valuation Date for each Sub-Account.


Allocations to the Guarantee Period Accounts and the Fixed Account are not converted into Accumulation Units, but are credited interest at a rate periodically set by the Company. See APPENDIX A, "MORE INFORMATION ABOUT THE FIXED ACCOUNT" and "GUARANTEE PERIOD ACCOUNTS."


The Accumulated Value under the Contract is determined by (1) multiplying the number of Accumulation Units in each Sub-Account by the value of an Accumulation Unit of that Sub-Account on the Valuation Date, (2) adding the products, and (3) adding the amount of the accumulations in the Fixed Account and Guarantee Period Accounts, if any.

NET INVESTMENT FACTOR. The Net Investment Factor is an index that measures the investment performance of a Sub-Account from one Valuation Period to the next. This factor is equal to 1.000000 plus the result from dividing (1) by (2) and subtracting (3) and (4) where:

(1) is the investment income of a Sub-Account for the Valuation Period, including realized or unrealized capital gains and losses during the Valuation Period, adjusted for provisions made for taxes, if any;

(2) is the value of that Sub-Account's assets at the beginning of the Valuation Period;

(3) is a charge for mortality and expense risks equal to 1.25% on an annual basis of the daily value of the Sub-Account's assets; and

(4) is an administrative charge equal to 0.15% on an annual basis of the daily value of the Sub-Account's assets.

The dollar value of an Accumulation Unit as of a given Valuation Date is determined by multiplying the dollar value of the corresponding Accumulation Unit as of the immediately preceding Valuation Date by the appropriate net investment factor.

For an illustration of an Accumulation Unit calculation using a hypothetical example see the SAI.

                             CHARGES AND DEDUCTIONS

Deductions under the Contract and charges against the assets of the Sub-Accounts are described below. Other deductions and expenses paid out of the assets of the Underlying Funds are described in the prospectuses and SAIs of the Trust, Fidelity VIP, and T. Rowe Price.

A.  VARIABLE ACCOUNT DEDUCTIONS.


MORTALITY AND EXPENSE RISK CHARGE. The Company assesses a charge against the assets of each Sub-Account to compensate for certain mortality and expense risks it has assumed. The charge is imposed during both the accumulation phase and the annuity payout phase. The mortality risk arises from the Company's guarantee that it will make annuity benefit payments in accordance with annuity rate provisions established at the time the Contract is issued for the life of the Annuitant (or in accordance with the annuity payout option selected), no matter how long the Annuitant (or other payee) lives and no matter how long all Annuitants as a class live. Therefore, the mortality charge is deducted during the annuity payout phase on all Contracts, including those that do not involve a life contingency, even though the Company does not bear direct mortality risk with respect to variable annuity settlement options that do not involve life contingencies. The expense risk arises from the Company's guarantee that the charges it makes will not exceed the limits described in the Contract and in this Prospectus.


If the charge for mortality and expense risks is not sufficient to cover actual mortality experience and expenses, the Company will absorb the losses. If expenses are less than the amounts provided to the Company by the charge, the difference will be a profit to the Company. To the extent this charge results in a profit to the Company, such profit will be available for use by the Company for, among other things, the payment of distribution, sales and other expenses.


The mortality and expense risk charge is assessed daily at an annual rate of 1.25% of each Sub-Account's assets. This charge may not be increased. Since mortality and expense risks involve future contingencies which are not subject to precise determination in advance, it is not feasible to identify specifically the portion of the charge which is applicable to each. The Company estimates that a reasonable allocation might be 0.80% for mortality risk and 0.45% for expense risk.



ADMINISTRATIVE EXPENSE CHARGE. The Company assesses each Sub-Account with a daily charge at an annual rate of 0.15% of the average daily net assets of the Sub-Account. The charge is imposed during both the accumulation phase and the annuity payout phase. The daily Administrative Expense Charge is assessed to help defray administrative expenses actually incurred in the administration of the Sub-Account, without profits. There is no direct relationship, however, between the amount of administrative expenses imposed on a given Contract and the amount of expenses actually attributable to that Contract.


Deductions for the Contract fee (described below under "B. Contract Fee") and for the Administrative Expense Charge are designed to reimburse the Company for the cost of administration and related expenses and are not expected to be a source of profit. The administrative functions and expense assumed by the Company in connection with the Variable Account and the Contract include, but are not limited to, clerical, accounting, actuarial and legal services, rent, postage, telephone, office equipment and supplies, expenses of preparing and printing registration statements, expense of preparing and typesetting prospectuses and the cost of printing prospectuses not allocable to sales expense, filing and other fees.


OTHER CHARGES. Because the Sub-Accounts purchase shares of the Underlying Funds, the value of the net assets of the Sub-Accounts will reflect the investment advisory fee and other expenses incurred by the Underlying Funds. The prospectuses and SAIs of the Trust, Fidelity VIP, and T. Rowe Price contain additional information concerning expenses of the Underlying Funds.

B.  CONTRACT FEE.

A $30 Contract fee currently is deducted on the Contract anniversary date and upon full surrender of the Contract if the Accumulated Value on any of these dates is less than $50,000. The Contract fee is waived for Contracts issued to and maintained by the trustee of a 401(k) plan. Where Contract value has been allocated to more than one account, a percentage of the total Contract fee will be deducted from the value in each account. The portion of the charge deducted from each account will be equal to the percentage which the value in that account bears to the Accumulated Value under the Contract. The deduction of the Contract fee from a Sub-Account will result in cancellation of a number of Accumulation Units equal in value to the percentage of the charge deducted from that account.

Where permitted by law, the Contract fee also may be waived for Contracts where, on the issue date, either the Owner or the Annuitant is within the following class of individuals: employees and registered representatives of any broker-dealer which has entered into a sales agreement with the Company to sell the Contract; employees of the Company, its affiliates and subsidiaries officers, directors, trustees and employees of any of the Funds; investment managers or sub-advisers; and the spouses of and immediate family members residing in the same household with such eligible persons. "Immediate family members" means children, siblings, parents and grandparents.


C.  OPTIONAL MINIMUM GUARANTEED ANNUITY PAYOUT CHARGE



Subject to state availability, the Company offers an optional Minimum Guaranteed Annuity Payout Rider that may be elected by the Owner. A separate monthly charge is made for the Rider. On the last day of each month and on the date the Rider is terminated, a charge equal to 1/12th of an annual rate (see table below) is made against the Accumulated Value of the Contract at that time. The charge is made through a pro-rata reduction of the Accumulated Value of the Sub-Accounts, the Fixed Account and the Guarantee Period Accounts (based on the relative value that the Accumulation Units of the Sub-Accounts, the dollar amounts in the Fixed Account and the dollar amounts in the Guarantee Period Accounts bear to the total Accumulated Value).



The applicable charge is assessed on the Accumulated Value on the last day of each month and on the date the Rider is terminated, multiplied by 1/12th of the following annual percentage rates:



Minimum Guaranteed Annuity Payout Rider with ten-year waiting period.......      0.25%
Minimum Guaranteed Annuity Payout Rider with fifteen-year waiting period...      0.15%



For a description of the Rider, see "M. Optional Minimum Guaranteed Annuity Payout Rider" under "DESCRIPTION OF THE CONTRACT," above.

D.  PREMIUM TAXES.

Some states and municipalities impose a premium tax on variable annuity contracts. State premium taxes currently range up to 3.5%. The Company makes a charge for state and municipal premium taxes, when applicable, and deducts the amount paid as a premium tax charge. The current practice of the Company is to deduct the premium tax charge in one of two ways:

    1. if the premium tax was paid by the Company when payments were received, the premium tax charge is deducted on a pro-rata basis when withdrawals are made, upon surrender of the Contract, or when annuity benefit payments begin (the Company reserves the right instead to deduct the premium tax charge for a Contract at the time payments are received); or

    2.  the premium tax charge is deducted when annuity benefit payments begin.

In no event will a deduction be taken before the Company has incurred a tax liability under applicable state law.

If no amount for premium tax was deducted at the time the payment was received, but subsequently tax is determined to be due prior to the Annuity Date, the Company reserves the right to deduct the premium tax from the Contract value at the time such determination is made.

E.  CONTINGENT DEFERRED SALES CHARGE.

No charge for sales expense is deducted from payments at the time the payments are made. A contingent deferred sales charge, however, is deducted from the Accumulated Value in the case of surrender and/or a withdrawal or at the time annuity benefit payments begin, within certain time limits described below.


For purposes of determining the contingent deferred sales charge, the Accumulated Value is divided into three categories: (1) New Payments -- payments received by the Company during the seven years preceding the date of the surrender; (2) Old Payments -- accumulated payments invested in the Contract for more than seven years; and (3) the amount available under the Withdrawal Without Surrender Charge provision. See "Withdrawal Without Surrender Charge" below. For purposes of determining the amount of any contingent deferred sales charge, surrenders will be deemed to be taken first from amounts available as a Withdrawal Without Surrender Charge, if any; then from any Old Payments, and then from New Payments. Amounts available as a Withdrawal Without Surrender Charge, followed by Old Payments, may be withdrawn from the Contract at any time without the imposition of a contingent deferred sales charge. If a withdrawal is attributable all or in part to New Payments, a contingent deferred sales charge may apply.



CHARGE FOR SURRENDER AND WITHDRAWAL. If a Contract is surrendered, or if New Payments are withdrawn while the Contract is in force and before the Annuity Date, a contingent deferred sales charge may be imposed. The amount of the charge will depend upon the number of years that any New Payments, to which the withdrawal is attributed have remained credited under the Contract. For the purpose of calculating surrender charges for New Payments, all amounts withdrawn are assumed to be deducted first from the oldest New Payment and then from the next oldest New Payment and so on, until all New Payments have been exhausted pursuant to the first-in-first-out ("FIFO") method of accounting. (See "FEDERAL TAX CONSIDERATIONS" for a discussion of how withdrawals are treated for income tax purposes.)

The contingent deferred sales charge is as follows:


YEARS FROM    CHARGE AS PERCENTAGE OF
  DATE OF               NEW
  PAYMENT       PAYMENTS WITHDRAWN
-----------  -------------------------
   0 -1                   6.5%
  1(+) -2                 6.0%
  2(+) -3                 5.0%
  3(+) -4                 4.0%
  4(+) -5                 3.0%
  5(+) -6                 2.0%
  6(+) -7                 1.0%
More than 7               0.0%


The amount withdrawn equals the amount requested by the Owner plus the contingent deferred sales charge, if any. The charge is applied as a percentage of the New Payments withdrawn, but in no event will the total contingent deferred sales charge exceed a maximum limit of 6.5% of total gross New Payments. Such total charge equals the aggregate of all applicable contingent deferred sales charges for surrender, withdrawals, and annuitization.


REDUCTION OR ELIMINATION OF SURRENDER CHARGE AND ADDITIONAL AMOUNTS
CREDITED. Where permitted by state law, the Company will waive the contingent deferred sales charge in the event that the Owner (or the Annuitant, if the Owner is not an individual) becomes physically disabled after the issue date of the Contract and before attaining age 65. Under New York Contracts, the disability also must exist for a continuous period of at least four months. The Company may require proof of such disability and continuing disability, including written confirmation of receipt and approval of any claim for Social Security Disability Benefits and reserves the right to obtain an examination by a licensed physician of its choice and at its expense. In addition, except in New York where not permitted by state law, the Company will waive the contingent deferred sales charge in the event that an Owner (or the Annuitant, if the Owner is not an individual) is: (1) admitted to a medical care facility and remains confined there until the later of one year after the issue date or 90 consecutive days or (2) first diagnosed by a licensed physician as having a fatal illness after the issue date of the Contract.


For purposes of the above provision, "medical care facility" means any state-licensed facility or, in a state that does not require licensing, a facility that is operating pursuant to state law, providing medically necessary inpatient care which is prescribed by a licensed "physician" in writing and based on physical limitations which prohibit daily living in a non-institutional setting; "fatal illness" means a condition diagnosed by a licensed "physician" which is expected to result in death within two years of the diagnosis; and "physician" means a person other than the Owner, Annuitant or a member of one of their families who is state licensed to give medical care or treatment and is acting within the scope of that license.


Where contingent deferred sales charges have been waived under any of the situations discussed above, no additional payments under this Contract will be accepted unless required by state law.


In addition, from time to time the Company may allow a reduction in or elimination of the contingent deferred sales charges, the period during which the charges apply, or both, and/or credit additional amounts on Contracts, when Contracts are sold to individuals or groups of individuals in a manner that reduces sales expenses. The Company will consider factors such as the following:
(1) the size and type of group or class, and the persistency expected from that group or class; (2) the total amount of payments to be received, and the manner in which payments are remitted; (3) the purpose for which the Contracts are being purchased, and whether that purpose makes it likely that costs and expenses will be reduced; (4) other transactions where sales expenses are likely to be reduced; or (5) the level of commissions paid to selling broker-dealers or certain financial institutions with respect to Contracts within the same group or class (for example, broker-dealers who offer this Contract in connection with financial planning services offered on a fee-for-service basis). The Company also may reduce or waive the contingent deferred sales charge, and/or credit additional amounts on Contracts, where either the Owner or the Annuitant on the issue date is within the following class of individuals ("eligible persons"): employees and registered representatives of any broker-dealer which has entered into a sales agreement with the Company to sell the Contract; employees of the Company, its affiliates and subsidiaries; officers, directors, trustees and employees of any of the Underlying Funds, investment managers or sub-advisers; and the spouses of and immediate family members residing in the same household with such eligible persons. "Immediate family members" means children, siblings, parents and grandparents. Finally, if permitted under state law, contingent deferred sales charge will be waived under 403(b) Contracts where the amount withdrawn is being contributed to a life policy issued by the Company as part of the individual's 403(b) plan.

Any reduction or elimination in the amount or duration of the contingent deferred sales charge will not discriminate unfairly among purchasers of this Contract. The Company will not make any changes to this charge where prohibited by law.

Pursuant to Section 11 of the 1940 Act and Rule 11a-2 thereunder, the contingent deferred sales charges is modified to effect certain exchanges of existing annuity contracts issued by the Company for the Contract. See "Exchange Offer" in the SAI.

WITHDRAWAL WITHOUT SURRENDER CHARGE. In each calendar year, the Company will waive the contingent deferred sales charge, if any, on an amount ("Withdrawal Without Surrender Charge") equal to the greatest of (1), (2) or (3):

    Where (1) is:  100% of Cumulative Earnings (calculated as the Accumulated
                   Value as of the Valuation Date the Company receives the withdrawal request, or the following day, reduced by total gross payments not previously withdrawn);

    Where (2) is:  10% of the Accumulated Value as of the Valuation Date the
                   Company receives the withdrawal request, or the following day, reduced by the total amount of any prior withdrawals made in the same calendar year to which no contingent deferred sales charge was applied; and


    Where (3) is:  The amount calculated under the Company's life expectancy distribution option (see "Life Expectancy Distributions" above) whether or not the withdrawal was part of such distribution (applies only if Annuitant is also an Owner).


For example, an 81-year-old Owner/Annuitant with an Accumulated Value of $15,000, of which $1,000 is Cumulative Earnings, would have a Free Withdrawal Amount of $1,530, which is equal to the greatest of:

(1) Cumulative Earnings ($1,000);

(2) 10% of Accumulated Value ($1,500); or

(3) LED of 10.2% of Accumulated Value ($1,530).

The Withdrawal Without Surrender Charge first will be deducted from Cumulative Earnings. If the Withdrawal Without Surrender Charge exceeds Cumulative Earnings, the excess amount will be deemed withdrawn from payments not previously withdrawn on a LIFO basis. If more than one withdrawal is made during the year, on each subsequent withdrawal the Company will waive the contingent deferred sales charge, if any, until the entire Withdrawal Without Surrender Charge has been withdrawn. Amounts withdrawn from a Guarantee Period Account prior to the end of the applicable Guarantee Period will be subject to a Market Value Adjustment.

SURRENDERS. In the case of a complete surrender, the amount received by the Owner is equal to the entire Accumulated Value under the Contract, net of the applicable contingent deferred sales charge on New Payments, the Contract fee and any applicable tax withholding, and adjusted for any applicable Market Value Adjustment. Subject to the same rules applicable to withdrawals, the Company will not assess a contingent deferred sales charge on an amount equal to the Withdrawal Without Surrender Charge Amount, described above.

Where an Owner who is trustee under a pension plan surrenders, in whole or in part, a Contract on a terminating employee, the trustee will be permitted to reallocate all or a part of the Accumulated Value under the Contract to other Contracts issued by the Company and owned by the trustee, with no deduction for any otherwise applicable contingent deferred sales charge. Any such reallocation will be at the unit values for the Sub-Accounts as of the Valuation Date on which a written, signed request is received at the Principal Office.

For further information on surrender and withdrawal, including minimum limits on amount withdrawn and amount remaining under the Contract in the case of withdrawal, and important tax considerations, see "Surrender" and "Withdrawal" under "DESCRIPTION OF CONTRACT" and see "FEDERAL TAX CONSIDERATIONS."


CHARGE AT THE TIME ANNUITY BENEFIT PAYMENTS BEGIN. If the Owner chooses a period certain option or a noncommutable period certain option for less than ten years (less than six years under New York Contracts), a contingent deferred sales charge will be deducted from the Accumulated Value of the Contract if the Annuity Date occurs at any time when a surrender charge would still apply had the Contract been surrendered on the Annuity Date.



No contingent deferred sales charge is imposed at the time of annuitization in any Contract year under an option involving a life contingency or any noncommutable period certain option for ten years or more (six years or more under New York Contracts). A Market Value Adjustment, however, may apply. See "GUARANTEE PERIOD ACCOUNTS." If the Owner of a fixed annuity contract issued by the Company wishes to elect a variable annuity option, the Company may permit such Owner to exchange, at the time of annuitization, the fixed contract for a Contract offered in this Prospectus. The proceeds of the fixed contract, minus any contingent deferred sales charge applicable under the fixed contract if a period certain option is chosen, will be applied towards the variable annuity option desired by the Owner. The number of Annuity Units under the option will be calculated using the Annuity Unit values as of the 15th of the month preceding the Annuity Date.


F.  TRANSFER CHARGE.


The Company currently makes no charge for processing transfers. The Company guarantees that the first 12 transfers in a Contract year will be free of transfer charge, but reserves the right to assess a charge, guaranteed never to exceed $25, for each subsequent transfer in a Contract year to reimburse it for the expense of processing transfers. For more information, see "D. Transfer Privilege."

                           GUARANTEE PERIOD ACCOUNTS

Due to certain exemptive and exclusionary provisions in the securities laws, interests in the Guarantee Period Accounts and the Company's Fixed Account are not registered as an investment company under the provisions of the 1933 Act or the 1940 Act. Accordingly, the staff of the SEC has not reviewed the disclosures in this Prospectus relating to the Guarantee Period Accounts or the Fixed Account. Nevertheless, disclosures regarding the Guarantee Period Accounts and the Fixed Account of this Contract or any fixed benefits offered under these accounts may be subject to the provisions of the 1933 Act relating to the accuracy and completeness of statements made in the Prospectus.


INVESTMENT OPTIONS. In most jurisdictions, Guarantee Periods ranging from two through ten years may be available. Each Guarantee Period established for the Owner is accounted for separately in a non-unitized segregated account except in California where it is accounted for in the Company's General Account. Each Guarantee Period Account provides for the accumulation of interest at a Guaranteed Interest Rate. The Guaranteed Interest Rate on amounts allocated or transferred to a Guarantee Period Account is determined from time to time by the Company in accordance with market conditions. Once an interest rate is in effect for a Guarantee Period Account, however, the Company may not change it during the duration of its Guarantee Period. In no event will the Guaranteed Interest Rate be less than 3%.


To the extent permitted by law, the Company reserves the right at any time to offer Guarantee Periods with durations that differ from those which were available when a Contract initially was issued and to stop accepting new allocations, transfers or renewals to a particular Guarantee Period.

Owners may allocate net payments or make transfers from any of the Sub-Accounts, the Fixed Account or an existing Guarantee Period Account to establish a new Guarantee Period Account at any time prior to the Annuity Date. Transfers from a Guarantee Period Account on any date other than on the day following the expiration of that Guarantee Period will be subject to a Market Value Adjustment. The Company establishes a separate investment account each time the Owner allocates or transfers amounts to a Guarantee Period except that amounts allocated to the same Guarantee Period on the same day will be treated as one Guarantee Period Account. The minimum that may be allocated to establish a Guarantee Period Account is $1,000. If less than $1,000 is allocated, the Company reserves the right to apply that amount to the Money Market Fund. The Owner may allocate amounts to any of the Guarantee Periods available.


At least 45 days, but not more than 75 days, prior to the end of a Guarantee Period, the Company will notify the Owner in writing of the expiration of that Guarantee Period. At the end of a Guarantee Period the Owner may transfer amounts to the Sub-Accounts, the Fixed Account or establish a new Guarantee Period Account of any duration then offered by the Company without a Market Value Adjustment. If reallocation instructions are not received at the Principal Office before the end of a Guarantee Period, the account value automatically will be applied to a new Guarantee Period Account with the same duration unless
(1) less than $1,000 would remain in the Guarantee Period Account on the expiration date, or (2) unless the Guarantee Period would extend beyond the Annuity Date or is no longer available. In such cases, the Guarantee Period Account value will be transferred to the Sub-Account investing in the Money Market Fund. Where amounts have been renewed automatically in a new Guarantee Period, it is the Company's current practice to give the Owner an additional 30 days to transfer out of the Guarantee Period Account without application of a Market Value Adjustment. This practice may be discontinued or changed at the Company's discretion. Under Contracts issued in New York, the Company will transfer monies out of the Guarantee Period Account without application of a Market Value Adjustment if the Owner's request is received within ten days of the renewal date.


MARKET VALUE ADJUSTMENT. No Market Value Adjustment will be applied to transfers, withdrawals, or a surrender from a Guarantee Period Account on the expiration of its Guarantee Period. In addition, no negative Market Value Adjustment will be applied to a death benefit although a positive Market Value Adjustment, if any, will be applied to increase the value of the death benefit when based on the Contract's Accumulated

Value. See "Death Benefit." All other transfers, withdrawals, or a surrender prior to the end of a Guarantee Period will be subject to a Market Value Adjustment, which may increase or decrease the account value. Amounts applied under an annuity option are treated as withdrawals when calculating the Market Value Adjustment. The Market Value Adjustment will be determined by multiplying the amount taken from each Guarantee Period Account before deduction of any Surrender Charge by the market value factor. The market value factor for each Guarantee Period Account is equal to:

                            [(1+i)/(1+j)](n/365) - 1

        where:  I  is the Guaranteed Interest Rate expressed as a decimal for example: (3% = 0.03) being credited to the current Guarantee Period;

               J is the new Guaranteed Interest Rate, expressed as a decimal, for a Guarantee Period with a duration equal to the number of years remaining in the current Guarantee Period, rounded to the next higher number of whole years. If that rate is not available, the Company will use a suitable rate or index allowed by the Department of Insurance; and

               N is the number of days remaining from the Effective Valuation Date to the end of the current Guarantee Period.


Based on the application of this formula, the value of a Guarantee Period Account will increase after the Market Value Adjustment is applied if the then current market rates are lower than the rate being credited to the Guarantee Period Account. Similarly, the value of a Guarantee Period Account will decrease after the Market Value Adjustment is applied if the then current market rates are higher than the rate being credited to the Guarantee Period Account. The Market Value Adjustment is limited, however, so that even if the account value is decreased after application of a Market Value Adjustment, it will equal or exceed the Owner's principal plus 3% earnings per year less applicable Contract fees. Conversely, if the then current market rates are lower and the account value is increased after the Market Value Adjustment is applied, the increase in value is also affected by the minimum guaranteed rate of 3% such that the amount that will be added to the Guarantee Period Account is limited to the difference between the amount earned and the 3% minimum guaranteed earnings. For examples of how the Market Value Adjustment works, See APPENDIX D, "SURRENDER CHARGES AND THE MARKET VALUE ADJUSTMENT".


WITHDRAWALS. Prior to the Annuity Date, the Owner may make withdrawals of amounts held in the Guarantee Period Accounts. Withdrawals from these accounts will be made in the same manner and be subject to the same rules as set forth under "Withdrawals" and "Surrender." In addition, the following provisions also apply to withdrawals from a Guarantee Period Account: (1) a Market Value Adjustment will apply to all withdrawals, including Withdrawals Without Surrender Charge, unless made at the end of the Guarantee Period; and (2) the Company reserves the right to defer payments of amounts withdrawn from a Guarantee Period Account for up to six months from the date it receives the withdrawal request. If deferred for 30 days or more, the Company will pay interest on the amount deferred at a rate of at least 3%.

In the event that a Market Value Adjustment applies to a withdrawal of a portion of the value of a Guarantee Period Account, it will be calculated on the amount requested and deducted or added to the amount remaining in the Guarantee Period Account. If the entire amount in a Guarantee Period Account is requested, the adjustment will be made to the amount payable. If a contingent deferred sales charge applies to the withdrawal, it will be calculated as set forth under "Contingent Deferred Sales Charge" after application of the Market Value Adjustment.

                           FEDERAL TAX CONSIDERATIONS

The effect of federal income taxes on the value of a Contract, on withdrawals or surrenders, on annuity benefit payments, and on the economic benefit to the Owner, Annuitant, or beneficiary depends upon a variety of factors. The following discussion is based upon the Company's understanding of current federal income tax laws as they are interpreted as of the date of this Prospectus. No representation is made regarding the likelihood of continuation of current federal income tax laws or of current interpretations by the IRS. In addition, this discussion does not address state or local tax consequences that may be associated with the Contract.

IT SHOULD BE RECOGNIZED THAT THE FOLLOWING DISCUSSION OF FEDERAL INCOME TAX ASPECTS OF AMOUNTS RECEIVED UNDER VARIABLE ANNUITY CONTRACTS IS NOT EXHAUSTIVE, DOES NOT PURPORT TO COVER ALL SITUATIONS, AND IS NOT INTENDED AS TAX ADVICE. A QUALIFIED TAX ADVISER ALWAYS SHOULD BE CONSULTED WITH REGARD TO THE APPLICATION OF LAW TO INDIVIDUAL CIRCUMSTANCES.

The Company intends to make a charge for any effect which the income, assets, or existence of the Contract, the Variable Account or the Sub-Accounts may have upon its tax. The Variable Account presently is not subject to tax, but the Company reserves the right to assess a charge for taxes should the Variable Account at any time become subject to tax. Any charge for taxes will be assessed on a fair and equitable basis in order to preserve equity among classes of Owners and with respect to each separate account as though that separate account were a separate taxable entity.

The Variable Account is considered a part of and taxed with the operations of the Company. The Company is taxed as a life insurance company under Subchapter L of the Code. The Company files a consolidated tax return with its affiliates.


Under Section 817(h) of the Code, a variable annuity contract will not be treated as an annuity contract for any period during which the investments made by the Separate Account or Underlying Fund are not adequately diversified in accordance with regulations prescribed by the Treasury Department. If a Contract is not treated as an annuity contract, the income on a contract, for any taxable year of an owner would be treated as ordinary income received or accrued by the owner. The IRS has issued regulations relating to the diversification requirements for variable annuity and variable life insurance contracts under
Section 817(h) of the Code. The regulations provide that the investments of a segregated asset account underlying a variable annuity contract are adequately diversified if no more than 55% of the value of its assets is represented by any one investment, no more than 70% by any two investments, no more than 80% by any three investments, and no more than 90% by any four investments. If the investments are not adequately diversified, the income on a contract, for any taxable year of an owner, would be treated as ordinary income received or accrued by the owner. It is anticipated that the Funds of Allmerica Investment Trust, the Portfolios of Fidelity VIP and the Portfolio of T. Rowe Price will comply with the current diversification requirements. In the event that future IRS regulations and/or rulings would require Contract modifications in order to remain in compliance with the diversification standards, the Company will make reasonable efforts to comply, and it reserves the right to make such changes as it deems appropriate for that purpose.



In addition, in order for a variable annuity contract to qualify for tax deferral, the Company, and not the variable contract owner, must be considered to be the owner for tax purposes of the assets in the segregated asset account underlying the variable annuity contract. In certain circumstances, however, variable annuity contract owners may be considered the owners of these assets for federal income tax purposes. Specifically, the IRS has stated in published rulings that a variable annuity contract owner may be considered the owner of segregated account assets if the contract owner possesses incidents of ownership in those assets, such as the ability to exercise investment control over the assets. The Treasury Department has also announced, in connection with the issuance of regulations concerning investment diversification, that those regulations do not provide guidance governing the circumstances in which investor control of the investments of a segregated asset account may cause the investor (i.e., the contract owner), rather than the insurance company, to be treated as the owner of the assets in the account. This announcement also states that guidance would be issued by way of regulations or rulings on the "extent to which policyholders may direct their investments to particular sub-accounts without being treated as owners of the underlying assets." As of the date of this Prospectus, no such guidance has been issued. The Company therefore additionally reserves the right to modify the Contract as necessary in order to attempt to prevent a contract owner from being considered the owner of a pro rata share of the assets of the segregated asset account underlying the variable annuity contracts.


A.  QUALIFIED AND NON-QUALIFIED CONTRACTS.

From a federal tax viewpoint there are two types of variable annuity contracts, "qualified" contracts and "non-qualified" contracts. A qualified contract is one that is purchased in connection with a retirement plan which meets the requirements of Sections 401, 403, or 408 of the Code, while a non-qualified contract is one that is not purchased in connection with one of the indicated retirement plans. The tax treatment for certain withdrawals or surrenders will vary, depending on whether they are made from a qualified contract or a non-qualified contract. For more information on the tax provisions applicable to qualified contracts, see D below.

B.  TAXATION OF THE CONTRACTS IN GENERAL.


The Company believes that the Contracts described in this Prospectus will, with certain exceptions (see "Nonnatural Owner" below), be considered annuity contracts under Section 72 of the Code. Please note, however if the Owner chooses an Annuity Date beyond the Annuitant's 85th birthday, it is possible that the Owner will be taxed on the annual increase in Accumulated Value. The Owner should consult tax and financial advisors for more information. This section governs the taxation of annuities. The following discussion concerns annuities subject to Section 72.


WITHDRAWALS PRIOR TO ANNUITIZATION. With certain exceptions, any increase in the Contract's Accumulated Value is not taxable to the Owner until it is withdrawn from the Contract. If the Contract is surrendered or amounts are withdrawn prior to the Annuity Date, any withdrawal of investment gain in value over the cost basis of the Contract will be taxed as ordinary income. Under the current provisions of the Code, amounts received under an annuity contract prior to annuitization (including payments made upon the death of the annuitant or owner), generally are first attributable to any investment gains credited to the contract over the taxpayer's "investment in the contract." Such amounts will be treated as gross income subject to federal income taxation. "Investment in the contract" is the total of all payments to the Contract which were not excluded from the Owner's gross income less any amounts previously withdrawn which were not included in income. Section 72(e)(11)(A)(ii) requires that all non-qualified deferred annuity contracts issued by the same insurance company to the same owner during a single calendar year be treated as one contract in determining taxable distributions.

ANNUITY PAYOUTS AFTER ANNUITIZATION. When annuity benefit payments are commenced under the Contract, generally a portion of each payment may be excluded from gross income. The excludable portion generally is determined by a formula that establishes the ratio that the investment in the Contract bears to the expected return under the Contract. The portion of the payment in excess of this excludable amount is taxable as ordinary income. Once all the investment in the Contract is recovered, the entire payment is taxable. If the annuitant dies before cost basis is recovered, a deduction for the difference is allowed on the annuitant's final tax return.

PENALTY ON DISTRIBUTION. A 10% penalty tax may be imposed on the withdrawal of investment gains if the withdrawal is made prior to age 59 1/2. The penalty tax will not be imposed on withdrawals taken on or after age 59 1/2, or if the withdrawal follows the death of the Owner (or, if the Owner is not an individual, the death of the primary Annuitant, as defined in the Code) or, in the case of the Owner's "total disability" (as defined in the Code). Furthermore, under Section 72 of the Code, this penalty tax will not be imposed, irrespective of age, if the amount received is one of a series of "substantially equal" periodic payments made at least annually for the life or life expectancy of the payee. This requirement is met when the Owner elects to have distributions made over the Owner's life expectancy, or over the joint life expectancy of the Owner and beneficiary. The requirement that the amount be paid out as one of a series of "substantially equal" periodic payments is met when the number of units withdrawn to make each distribution is substantially the same. Any modification, other than by reason of death or disability, of distributions which are part of a series of substantially equal periodic payments that occurs before the Owner's age 59 1/2 or five years, will subject the Owner to the 10% penalty tax on the prior distributions. In addition to the exceptions above, the penalty tax will not apply to withdrawals from a qualified Contract made to an employee who has terminated employment after reaching age 55.


In a Private Letter Ruling, the IRS took the position that where distributions from a variable annuity contract were determined by amortizing the accumulated value of the contract over the taxpayer's remaining life expectancy, and the option could be changed or terminated at any time, the distributions failed to qualify as part of a "series of substantially equal payments" within the meaning of Section 72 of the Code. The distributions, therefore, were subject to the 10% federal penalty tax. This Private Letter Ruling may be applicable to an Owner who receives distributions under any LED-type option prior to age 59 1/2. Subsequent Private Letter Rulings, however, have treated LED-type withdrawal programs as effectively avoiding the 10% penalty tax. The position of the IRS on this issue is unclear.


ASSIGNMENTS OR TRANSFERS. If the Owner transfers (assigns) the Contract to another individual as a gift prior to the Annuity Date, the Code provides that the Owner will incur taxable income at the time of the transfer. An exception is provided for certain transfers between spouses. The amount of taxable income upon such taxable transfer is equal to any investment gain in value over the Owner's cost basis at the time of the transfer. The transfer also is subject to federal gift tax provisions. Where the Owner and Annuitant are different persons, the change of ownership of the Contract to the Annuitant on the Annuity Date, as required under the Contract, is a gift and will be taxable to the Owner as such; however, the Owner will not incur taxable income. Instead, the Annuitant will incur taxable income upon receipt of annuity benefit payments as discussed above.

NONNATURAL OWNERS. As a general rule, deferred annuity contracts owned by "nonnatural persons" (e.g., a corporation) are not treated as annuity contracts for federal tax purposes, and the investment income attributable to contributions made after February 28, 1986 is taxed as ordinary income that is received or accrued by the owner during the taxable year. This rule does not apply to annuity contracts purchased with a single payment when the annuity date is no later than a year from the issue date or to deferred annuities owned by qualified employer plans, estates, employers with respect to a terminated pension plan, and entities other than employers, such as a trust, holding an annuity as an agent for a natural person. This exception, however, will not apply in cases of any employer who is the owner of an annuity contract under a non-qualified deferred compensation plan.

DEFERRED COMPENSATION PLANS OF STATE AND LOCAL GOVERNMENTS AND TAX-EXEMPT ORGANIZATIONS. Under Section 457 of the Code, deferred compensation plans established by governmental and certain other tax-exempt employers for their employees may invest in annuity contracts. Contributions and investment earnings are not taxable to employees until distributed; however, with respect to payments made after February 28, 1986, a Contract owned by a state or local government or a tax-exempt organization will not be treated as an annuity under
Section 72 as well. In addition, plan assets are treated as property of the employer, and are subject to the claims of the employer's general creditors.

C.  TAX WITHHOLDING.

The Code requires withholding with respect to payments or distributions from non-qualified contracts and IRAs, unless a taxpayer elects not to have withholding. A 20% withholding requirement applies to distributions from most other qualified contracts. In addition, the Code requires reporting to the IRS of the amount of income received with respect to payment or distributions from annuities.

The tax treatment of certain withdrawals or surrenders of the non-qualified Contracts offered by this Prospectus will vary according to whether the amount withdrawn or surrendered is allocable to an investment in the Contract made before or after certain dates.

D.  PROVISIONS APPLICABLE TO QUALIFIED EMPLOYER PLANS.

The tax rules applicable to qualified retirement plans, as defined by the Code, are complex and vary according to the type of plan. Benefits under a qualified plan may be subject to that plan's terms and conditions irrespective of the terms and conditions of any annuity contract used to fund such benefits. As such, the following is simply a general description of various types of qualified plans that may use the Contract. Before purchasing any annuity contract for use in funding a qualified plan, more specific information should be obtained.

Qualified Contracts may include special provisions (endorsements) changing or restricting rights and benefits otherwise available to owners of non-qualified Contracts. Individuals purchasing a qualified Contract should carefully review any such changes or limitations which may include restrictions to ownership, transferability, assignability, contributions, and distributions.

CORPORATE AND SELF-EMPLOYED ("H.R. 10" AND "KEOGH") PENSION AND PROFIT SHARING PLANS. Sections 401(a), 401(k) and 403(a) of the Code permit business employers and certain associations to establish various types of tax-favored retirement plans for employees. The Self-Employed Individuals' Tax Retirement Act of 1962, as amended, permits self-employed individuals to establish similar plans for themselves and their employees. Employers intending to use qualified Contracts in connection with such plans should seek competent advice as to the suitability of the Contract to their specific needs and as to applicable Code limitations and tax consequences.

The Company can provide prototype plans for certain pension or profit sharing plans for review by the plan's legal counsel. For information, ask your financial representative.


INDIVIDUAL RETIREMENT ANNUITIES. Section 408 of the Code permits eligible individuals to contribute to an individual retirement program known as an Individual Retirement Annuity ("IRA"). Note: This term covers all IRAs permitted under Section 408 of the Code, including Roth IRAs. IRAs are subject to limits on the amounts that may be contributed, the persons who may be eligible, and on the time when distributions may commence. In addition, certain distributions from other types of retirement plans may be "rolled over," on a tax-deferred basis, to an IRA. Purchasers of an IRA Contract will be provided with supplementary information as may be required by the IRS or other appropriate agency, and will have the right to cancel the Contract as described in this Prospectus. See "B. Right to Cancel Individual Retirement Annuity."


Eligible employers that meet specified criteria may establish simplified employee pension plans (SEP-IRAs) or SIMPLE IRA plans for their employees using IRAs. Employer contributions that may be made to such plans are larger than the amounts that may be contributed to regular IRAs and may be deductible to the employer.

TAX-SHELTERED ANNUITIES ("TSAS"). Under the provisions of Section 403(b) of the Code, payments made to annuity Contracts purchased for employees under annuity plans adopted by public school systems and certain organizations which are tax exempt under Section 501(c)(3) of the Code are excludable from the gross income of such employees to the extent that total annual payments do not exceed the maximum contribution permitted under the Code. Purchasers of TSA contracts should seek competent advice as to eligibility, limitations on permissible payments and other tax consequences associated with the contracts.

Withdrawals or other distributions attributable to salary reduction contributions (including earnings thereon) made to a TSA contract after December 31, 1988, may not begin before the employee attains age 59 1/2, separates from service, dies or becomes disabled. In the case of hardship, an Owner may withdraw amounts contributed by salary reduction, but not the earnings on such amounts. Even though a distribution may be permitted under these rules (e.g., for hardship or after separation from service), it may be subject to a 10% penalty tax as a premature distribution, in addition to income tax.

TEXAS OPTIONAL RETIREMENT PROGRAM. Distributions under a TSA contract issued to participants in the Texas Optional Retirement Program may not be received except in the case of the participant's death, retirement or termination of employment in the Texas public institutions of higher education. These additional restrictions are imposed under the Texas Government Code and a prior opinion of the Texas Attorney General.


                             STATEMENTS AND REPORTS



An Owner is sent a report semi-annually which provides certain financial information about the Underlying Funds. At least annually, but possibly as frequently as quarterly, the Company will furnish a statement to the Owner containing information about his or her Contract, including Accumulation Unit Values and other information as required by applicable law, rules and regulations . The Company will also send a confirmation statement to Owners each time a transaction is made affecting the Contract Value. (Certain transactions made under recurring payment plans such as Dollar Cost Averaging may in the future be confirmed quarterly rather than by immediate confirmations.) The Owner should review the information in all statements carefully. All errors or corrections must be reported to the Company immediately to assure proper crediting to the Contract. The Company will assume that all transactions are accurately reported on confirmation statements and quarterly/annual statements unless the Owner notifies the Principal Office in writing within 30 days after receipt of the statement.


                        LOANS (QUALIFIED CONTRACTS ONLY)

Loans are available to Owners of TSA Contracts (i.e., contracts issued under Section 403(b) of the Code) and to Contracts issued to plans qualified under Sections 401(a) and 401(k) of the Code. Loans are subject to provisions of the Code and to applicable qualified retirement plan rules. Tax advisors and plan fiduciaries should be consulted prior to exercising loan privileges.

Loaned amounts will be withdrawn first from Sub-Account and Fixed Account values on a pro-rata basis until exhausted. Thereafter, any additional amounts will be withdrawn from the Guarantee Period Accounts (pro-rata by duration and LIFO within each duration), subject to any applicable Market Value Adjustments. The maximum loan amount will be determined under the Company's maximum loan formula. The minimum loan amount is $1,000. Loans will be secured by a security interest in the Contract and the amount borrowed will be transferred to a loan asset account within the Company's General Account, where it will accrue interest at a specified rate below the then-current loan rate. Generally, loans must be repaid within five years or less, and repayments must be made quarterly and in substantially equal amounts. Repayments will be allocated pro-rata in accordance with the most recent payment allocation, except that any allocations to a Guarantee Period Account will instead be allocated to the Money Market Fund.

               ADDITION, DELETION OR SUBSTITUTION OF INVESTMENTS

The Company reserves the right, subject to applicable law, to make additions to, deletions from, or substitutions for the shares that are held in the Sub-Accounts or that the Sub-Accounts may purchase. If the shares of any Underlying Fund no longer are available for investment or if, in the Company's judgment, further investment in any Underlying Fund should become inappropriate in view of the purposes of the Variable Account or the affected Sub-Account, the Company may withdraw the shares of that Underlying Fund and substitute shares of another registered open-end management company. The Company will not substitute any shares attributable to a Contract interest in a Sub-Account without notice to the Owner and prior approval of the SEC and state insurance authorities, to the extent required by the 1940 Act or other applicable law. The Variable Account may, to the extent permitted by law, purchase other securities for other contracts or permit a conversion between contracts upon request by an Owner.

The Company also reserves the right to establish additional Sub-Accounts of the Variable Account, each of which would invest in shares corresponding to a new Underlying Fund or in shares of another investment company having a specified investment objective. Subject to applicable law and any required SEC approval, the Company may, in its sole discretion, establish new Sub-Accounts or eliminate one or more Sub-Accounts if marketing needs, tax considerations or investment conditions warrant. Any new Sub-Accounts may be made available to existing Owners on a basis to be determined by the Company.

Shares of the Underlying Funds also are issued to variable accounts of the Company and its affiliates which issue variable life contracts ("mixed funding"). Shares of the Portfolios also are issued to other unaffiliated insurance companies ("shared funding"). It is conceivable that in the future such mixed funding or shared funding may be disadvantageous for variable life owners or variable annuity owners. Although the Company, the Trust, Fidelity VIP and T. Rowe Price do not currently foresee any such disadvantages to either variable life insurance owners or variable annuity owners, the Company and the respective trustees intend to monitor events in order to identify any material conflicts between such owners, and to determine what action, if any, should be taken in response thereto. If the trustees were to conclude that separate funds should be established for variable life and variable annuity separate accounts, the Company will bear the attendant expenses.

If any of these substitutions or changes are made, the Company may endorse the Contract to reflect the substitution or change, and will notify Owners of all such changes. If the Company deems it to be in the best interest of Owners, and subject to any approvals that may be required under applicable law, the Variable Account or any Sub-Account(s) may be operated as a management company under the 1940 Act, may be deregistered under the 1940 Act if registration is no longer required, or may be combined with other Sub-Accounts or other separate accounts of the Company.

The Company reserves the right, subject to compliance with applicable law, to
(1) transfer assets from the Variable Account or any of its Sub-Accounts to another of the Company's separate accounts or sub-accounts having assets of the same class, (2) to operate the Variable Account or any Sub-Account as a management investment company under the 1940 Act or in any other form permitted by law, (3) to deregister the Variable Account under the 1940 Act in accordance with the requirements of the 1940 Act, (4) to substitute the shares of any other registered investment company for the Underlying Fund shares held by a Sub-Account, in the event that Underlying Fund shares are unavailable for investment, or if the Company determines that further investment in such Underlying Fund shares is inappropriate in view of the purpose of the Sub-Account, (5) to change the methodology for determining the net investment factor, and (6) to change the names of the Variable Account or of the Sub-Accounts. In no event will the changes described above be made without notice to Owners in accordance with the 1940 Act.

                   CHANGES TO COMPLY WITH LAW AND AMENDMENTS


The Company reserves the right, without the consent of Owners, to suspend sales of the Contract as presently offered, and to make any change to provisions of the Contract to comply with, or give Owners the benefit of, any federal or state statute, rule or regulation, including but not limited to requirements for annuity contracts and retirement plans under the Code and pertinent regulations or any state statute or regulation. Any such changes will apply uniformly to all Contracts that are affected. You will be given written notice of such changes.


                                 VOTING RIGHTS

The Company will vote Underlying Fund shares held by each Sub-Account in accordance with instructions received from Owners and, after the Annuity Date, from the Annuitants. Each person having a voting interest in a Sub-Account will be provided with proxy materials of the Underlying Fund, together with a form with which to give voting instructions to the Company. Shares for which no timely instructions are received will be voted in proportion to the instructions which are received. The Company also will vote shares in a Sub-Account that it owns and which are not attributable to Contracts in the same proportion. If the 1940 Act or any rules thereunder should be amended or if the present interpretation of the 1940 Act or such rules should change, and as a result the Company determines that it is permitted to vote shares in its own right, whether or not such shares are attributable to the Contract, the Company reserves the right to do so.

The number of votes which an Owner or Annuitant may cast will be determined by the Company as of the record date established by the Underlying Fund. During the accumulation period, the number of Underlying Fund shares attributable to each Owner will be determined by dividing the dollar value of the Accumulation Units of the Sub-Account credited to the Contract by the net asset value of one Underlying Fund share. During the annuity period, the number of Underlying Fund shares attributable to each Annuitant will be determined by dividing the reserve held in each Sub-Account for the Annuitant's Variable Annuity by the net asset value of one Underlying Fund share. Ordinarily, the Annuitant's voting interest in the Underlying Fund will decrease as the reserve for the Variable Annuity is depleted.
                                  DISTRIBUTION

The Contract offered by this Prospectus may be purchased from certain independent broker-dealers which are registered under the Securities and Exchange Act of 1934 Act and members of the National Association of Securities Dealers, Inc. ("NASD"). The Contract also is offered through Allmerica Investments, Inc., which is the principal underwriter and distributor of the Contracts. Allmerica Investments, Inc., 440 Lincoln Street, Worcester, MA 01653, is a registered broker-dealer, a member of the NASD and an indirectly wholly owned subsidiary of First Allmerica.

The Company pays commissions not to exceed 6.0% of payments to broker-dealers which sell the Contract. Alternative commission schedules are available with lower initial commission amounts based on payments, plus ongoing annual compensation of up to 1% of Contract value. To the extent permitted by NASD rules, promotional incentives or payments also may be provided to such broker-dealers based on sales volumes, the assumption of wholesaling functions, or other sales-related criteria. Additional payments may be made for other services not directly related to the sale of the Contract, including the recruitment and training of personnel, production of promotional literature, and similar services.


The Company intends to recoup commissions and other sales expenses through a combination of anticipated contingent deferred sales charges and profits from the Company's General Account, which may include amounts derived from mortality and risk charges. Commissions paid on the Contract, including additional incentives or payments, do not result in any additional charge to Owners or to the Variable Account. Any contingent deferred sales charges assessed on a Contract will be retained by the Company.


Owners may direct any inquiries to their financial representative or to Allmerica Investments, Inc., 440 Lincoln Street, Worcester, MA 01653, Telephone 1-800-366-1492.

                                    SERVICES

The Company receives fees from the investment advisers or other service providers of certain Underlying Funds in return for providing certain services to Owners. Currently, the Company receives service fees with respect to the Fidelity VIP Equity-Income Portfolio, Fidelity VIP Growth Portfolio, and Fidelity VIP High Income Portfolio, at an annual rate of 0.10% of the aggregate net asset value, respectively, of the shares of such Underlying Funds held by the Variable Account. With respect to the T. Rowe Price International Stock Portfolio, the Company receives service fees at an annual rate of 0.15% per annum of the aggregate net asset value of shares held by the Variable Account. The Company may in the future render services for which it will receive compensation from the investment advisers or other service providers of other Underlying Funds.

                                 LEGAL MATTERS


There are no legal proceedings pending to which the Variable Account is a party, or to which the assets of the Variable Account are subject. The Company and the Principal Underwriter are not involved in any litigation that is of material importance in relation to its total assets or that relates to the Separate Account.

                              YEAR 2000 COMPLIANCE



The Year 2000 issue is the result of computer programs being written using two digits rather than four to define the applicable year. Any of the Company's computer programs that have date-sensitive software may recognize a date using "00" as the year 1900 rather than the year 2000. This could result in a system failure or miscalculations causing disruptions of operations, including, among other things, a temporary inability to process transactions, send invoices or engage in similar normal business activities.



Based on a third party assessment, the Company determined that significant portions of its software required modification or replacement to enable its computer systems to properly process dates beyond December 31, 1999. The Company is presently completing the process of modifying or replacing existing software and believes that this action will resolve the Year 2000 issue. However, if such modifications and conversions are not made, or are not completed timely, or should there be serious unanticipated interruptions from unknown sources, the Year 2000 issue could have a material adverse impact on the operations of the Company. Specifically, the Company could experience, among other things, an interruption in its ability to collect and process premiums, process claim payments, safeguard and manage its invested assets, accurately maintain policyholder information, accurately maintain accounting records, and perform customer service. Any of these specific events, depending on duration, could have a material adverse impact on the results of operations and the financial position of the Company.



The Company has initiated formal communications with all of its significant suppliers and large customers to determine the extent to which the Company is vulnerable to those third parties' failure to remediate their own Year 2000 issue. The Company's total Year 2000 project cost and estimates to complete the project include the estimated costs and time associated with the impact of a third party's Year 2000 issue, and are based on presently available information. However, there can be no guarantee that the systems of other companies on which the Company's systems rely will be timely converted, or that a failure to convert by another company, or a conversion that is incompatible with the Company's systems, would not have material adverse effect on the Company. The Company does not believe that it has material exposure to contingencies related to the Year 2000 issue for the products it has sold. Although the Company does not believe that there is a material contingency associated with the Year 2000 project, there can be no assurance that exposure for material contingencies will not arise.



The Company will utilize both internal and external resources to reprogram or replace, and test both information technology and embedded technology systems for Year 2000 modifications. The Company plans to complete the mission critical elements of the Year 2000 by December 31, 1998. The cost of the Year 2000 project will be expensed as incurred over the next two years and is being funded primarily through a reallocation of resources from discretionary projects. Therefore, the Year 2000 project is not expected to result in any significant incremental technology cost and is not expected to have a material effect on the results of operations. Through September 30, 1998, the Company and its subsidiaries and affiliates have incurred and expensed approximately $47 million related to the assessment of, and preliminary efforts in connection with, the project and the development of a remediation plan. The total remaining cost of the project is estimated at between $30-$40 million.



The costs of the project and the date on which the Company plans to complete the Year 2000 modifications are based on management's best estimates, which were derived utilizing numerous assumptions of future events including the continued availability of certain resources, third party modification plans and other factors. However, there can be no guarantee that these estimates will be achieved and actual results could differ materially from those plans. Specific factors that might cause such material differences include, but are not limited to, the availability and cost of personnel trained in this area, the ability to locate and correct all relevant computer codes, and similar uncertainties.

                              FURTHER INFORMATION

A Registration Statement under the 1933 Act relating to this offering has been filed with the SEC. Certain portions of the Registration Statement and amendments have been omitted in this Prospectus pursuant to the rules and regulations of the SEC. The omitted information may be obtained from the SEC's principal office in Washington, D.C., upon payment of the SEC's prescribed fees.

                                   APPENDIX A
                    MORE INFORMATION ABOUT THE FIXED ACCOUNT

Because of exemption and exclusionary provisions in the securities laws, interests in the Fixed Account generally are not subject to regulation under the provisions of the 1933 Act or the 1940 Act. Disclosures regarding the fixed portion of the annuity Contract and the Fixed Account may be subject to the provisions of the 1933 Act concerning the accuracy and completeness of statements made in this Prospectus. The disclosures in this APPENDIX A have not been reviewed by the SEC.

The Fixed Account is part of the Company's General Account which is made up of all of the general assets of the Company other than those allocated to a separate account. Allocations to the Fixed Account become part of the assets of the Company and are used to support insurance and annuity obligations. A portion or all of net payments may be allocated to accumulate at a fixed rate of interest in the Fixed Account. Such net amounts are guaranteed by the Company as to principal and a minimum rate of interest. Under the Contract, the minimum interest which may be credited on amounts allocated to the Fixed Account is 3% compounded annually. Additional "Excess Interest" may or may not be credited at the sole discretion of the Company.

If a Contract is surrendered, or if an excess amount is withdrawn while the Contract is in force and before the Annuity Date, a contingent deferred sales charge is imposed if such event occurs before the payments attributable to the surrender or withdrawal have been credited to the Contract for seven full Contract years.

In Massachusetts, payments and transfers to the Fixed Account are subject to the following restrictions:

       If a Contract is issued prior to the Annuitant's 60th birthday, allocations to the Fixed Account will be permitted until the Annuitant's 61st birthday. On and after the Annuitant's 61st birthday, no additional Fixed Account allocations will be accepted. If a Contract is issued on or after the Annuitant's 60th birthday, up through and including the Annuitant's 81st birthday, Fixed Account allocations will be permitted during the first Contract year. On and after the first Contract anniversary, no additional allocations to the Fixed Account will be permitted. If a Contract is issued after the Annuitant's 81st birthday, no payments to the Fixed Account will be permitted at any time.

In Oregon, no payments to the Fixed Account will be permitted if a Contract is issued after the Annuitant's 81st birthday.

If an allocation designated as a Fixed Account allocation is received at the Principal Office during a period when the Fixed Account is not available due to the limitations outlined above, the monies will be allocated to the Money Market Fund.

To the extent permitted by state law, the Company reserves the right, from time to time, to credit an enhanced interest rate to certain initial and/or subsequent payments ("eligible payments") which are deposited into the Fixed Account under an Automatic Transfer Option (dollar cost averaging election) that uses the Fixed Account as the source account from which automatic transfers are then processed. The following are not considered eligible payments: amounts transferred into the Fixed Account from the Variable Account and/or the Guarantee Period Accounts; amounts already in the Fixed Account at the time an eligible payment is deposited and amounts transferred to the Contract from another annuity contract issued by the Company.

An eligible payment must be automatically transferred out of the Fixed Account over a continuous six month period. The enhanced rate will apply during the six month period to any portion of the eligible payment remaining in the Fixed Account. Amounts automatically transferred out of the Fixed Account will no longer earn the enhanced rate of interest and, as of the date of transfer, will be subject to the variable investment performance of the Sub-Account(s) transferred into. If the automatic transfer option is terminated prior to the end of the six month period, the enhanced rate will no longer apply. The Company reserves the right to extend the period of time that the enhanced rate will apply.

                                   APPENDIX B
                               PERFORMANCE TABLES
             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

                                    TABLE 1A
                  AVERAGE ANNUAL TOTAL RETURNS OF SUB-ACCOUNT
                      FOR PERIODS ENDING DECEMBER 31, 1998
                         SINCE INCEPTION OF SUB-ACCOUNT
                (ASSUMING COMPLETE WITHDRAWAL OF THE INVESTMENT)


                                             SUB-ACCOUNT   FOR YEAR                  SINCE
                                              INCEPTION     ENDED                 INCEPTION OF
SUB-ACCOUNT INVESTING IN UNDERLYING FUND        DATE       12/31/98    5 YEARS    SUB-ACCOUNT
Select Emerging Markets Fund...............
Select International Equity Fund...........                        %                        %
T. Rowe Price International Stock
 Portfolio.................................                        %                        %
Select Aggressive Growth Fund..............                        %           %            %
Select Capital Appreciation Fund...........                        %                        %
Select Value Opportunity Fund..............
Select Growth Fund.........................                        %           %            %
Select Strategic Growth Fund...............
Fidelity VIP Growth Portfolio..............                        %                        %
Select Growth and Income Fund..............                        %           %            %
Fidelity VIP Equity-Income Portfolio.......                        %                        %
Fidelity VIP High Income Portfolio.........                        %
Select Income Fund.........................                        %           %            %
Money Market Fund..........................                        %           %            %


                                    TABLE 1B
            SUPPLEMENTAL AVERAGE ANNUAL TOTAL RETURNS OF SUB-ACCOUNT
                      FOR PERIODS ENDING DECEMBER 31, 1998
                         SINCE INCEPTION OF SUB-ACCOUNT
        (ASSUMING NO WITHDRAWAL OF THE INVESTMENT AND NO CONTRACT FEES)


                                             SUB-ACCOUNT   FOR YEAR                  SINCE
                                              INCEPTION     ENDED                 INCEPTION OF
SUB-ACCOUNT INVESTING IN UNDERLYING FUND        DATE       12/31/98    5 YEARS    SUB-ACCOUNT
Select Emerging Markets Fund...............
Select International Equity Fund...........                        %                        %
T. Rowe Price International Stock
 Portfolio.................................                        %                        %
Select Aggressive Growth Fund..............                        %           %            %
Select Capital Appreciation Fund...........                        %                        %
Select Value Opportunity Fund..............
Select Growth Fund.........................                        %           %            %
Select Strategic Growth Fund...............
Fidelity VIP Growth Portfolio..............                        %                        %
Select Growth and Income Fund..............                        %           %            %
Fidelity VIP Equity-Income Portfolio.......                        %                        %
Fidelity VIP High Income Portfolio.........                        %                        %
Select Income Fund.........................                        %           %            %
Money Market Fund..........................                        %           %            %

                                    TABLE 2A
                  AVERAGE ANNUAL TOTAL RETURNS OF SUB-ACCOUNT
                      FOR PERIODS ENDING DECEMBER 31, 1998
                       SINCE INCEPTION OF UNDERLYING FUND
                (ASSUMING COMPLETE WITHDRAWAL OF THE INVESTMENT)



                                        UNDERLYING
                                           FUND       FOR YEAR               SINCE INCEPTION
SUB-ACCOUNT INVESTING IN UNDERLYING      INCEPTION     ENDED                        OF
FUND                                       DATE       12/31/98    5 YEARS    UNDERLYING FUND
Select Emerging Markets Fund..........     2/20/98
Select International Equity Fund......      5/2/94            %                          %
T. Rowe Price International Stock
 Portfolio............................     3/31/94            %                          %
Select Aggressive Growth Fund.........     8/21/92            %           %              %
Select Capital Appreciation Fund......     4/28/95            %                          %
Select Value Opportunity Fund.........     4/30/93            %                          %
Select Growth Fund....................     8/21/92            %           %              %
Select Strategic Growth Fund..........     2/20/98
Fidelity VIP Growth Portfolio.........     10/9/86            %           %              %
Select Growth and Income Fund.........     8/21/92            %           %              %
Fidelity VIP Equity-Income
 Portfolio............................     10/9/86            %           %              %
Fidelity VIP High Income Portfolio....     9/19/85            %           %              %
Select Income Fund....................     8/21/92            %           %              %
Money Market Fund.....................     4/29/85            %           %              %



                                    TABLE 2B
            SUPPLEMENTAL AVERAGE ANNUAL TOTAL RETURNS OF SUB-ACCOUNT
                      FOR PERIODS ENDING DECEMBER 31, 1998
                       SINCE INCEPTION OF UNDERLYING FUND
        (ASSUMING NO WITHDRAWAL OF THE INVESTMENT AND NO CONTRACT FEES)



                                        UNDERLYING
                                           FUND       FOR YEAR               SINCE INCEPTION
SUB-ACCOUNT INVESTING IN UNDERLYING      INCEPTION     ENDED                        OF
FUND                                       DATE       12/31/98    5 YEARS    UNDERLYING FUND
Select Emerging Markets Fund..........     2/20/98
Select International Equity Fund......      5/2/94            %                          %
T. Rowe Price International Stock
 Portfolio............................     3/31/94            %                          %
Select Aggressive Growth Fund.........     8/21/92            %           %              %
Select Capital Appreciation Fund......     4/28/95            %                          %
Select Value Opportunity Fund.........     4/30/93            %                          %
Select Growth Fund....................     8/21/92            %           %              %
Select Strategic Growth Fund..........     2/20/98
Fidelity VIP Growth Portfolio.........     10/9/86            %           %              %
Select Growth and Income Fund.........     8/21/92            %           %              %
Fidelity VIP Equity-Income
 Portfolio............................     10/9/86            %           %              %
Fidelity VIP High Income Portfolio....     9/19/85            %           %              %
Select Income Fund....................     8/21/92            %           %              %
Money Market Fund.....................     4/29/85            %           %              %

                                   APPENDIX C
                               PERFORMANCE TABLES
                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY

                                    TABLE 1A
                  AVERAGE ANNUAL TOTAL RETURNS OF SUB-ACCOUNT
                      FOR PERIODS ENDING DECEMBER 31, 1998
                         SINCE INCEPTION OF SUB-ACCOUNT
                (ASSUMING COMPLETE WITHDRAWAL OF THE INVESTMENT)


                                             SUB-ACCOUNT   FOR YEAR                  SINCE
                                              INCEPTION     ENDED                 INCEPTION OF
SUB-ACCOUNT INVESTING IN UNDERLYING FUND        DATE       12/31/98    5 YEARS    SUB-ACCOUNT
Select Emerging Markets Fund...............
Select International Equity Fund...........                        %                        %
T. Rowe Price International Stock
 Portfolio.................................                        %                        %
Select Aggressive Growth Fund..............                        %                        %
Select Capital Appreciation Fund...........                        %                        %
Select Value Opportunity Fund..............
Select Growth Fund.........................                        %                        %
Select Strategic Growth....................
Fidelity VIP Growth Portfolio..............                        %                        %
Select Growth and Income Fund..............                        %                        %
Fidelity VIP Equity-Income Portfolio.......                        %                        %
Fidelity VIP High Income Portfolio.........                        %                        %
Select Income Fund.........................                        %                        %
Money Market Fund..........................                        %                        %


                                    TABLE 1B
            SUPPLEMENTAL AVERAGE ANNUAL TOTAL RETURNS OF SUB-ACCOUNT
                      FOR PERIODS ENDING DECEMBER 31, 1998
                         SINCE INCEPTION OF SUB-ACCOUNT
        (ASSUMING NO WITHDRAWAL OF THE INVESTMENT AND NO CONTRACT FEES)


                                             SUB-ACCOUNT   FOR YEAR                  SINCE
                                              INCEPTION     ENDED                 INCEPTION OF
SUB-ACCOUNT INVESTING IN UNDERLYING FUND        DATE       12/31/98    5 YEARS    SUB-ACCOUNT
Select Emerging Markets Fund...............
Select International Equity Fund...........                        %                        %
T. Rowe Price International Stock
 Portfolio.................................                        %                        %
Select Aggressive Growth Fund..............                        %                        %
Select Capital Appreciation Fund...........                        %                        %
Select Value Opportunity Fund..............
Select Growth Fund.........................                        %                        %
Select Strategic Growth Fund...............
Fidelity VIP Growth Portfolio..............                        %                        %
Select Growth and Income Fund..............                        %                        %
Fidelity VIP Equity-Income Portfolio.......                        %                        %
Fidelity VIP High Income Portfolio.........                        %                        %
Select Income Fund.........................                        %                        %
Money Market Fund..........................                        %                        %

                                    TABLE 2A
                  AVERAGE ANNUAL TOTAL RETURNS OF SUB-ACCOUNT
                      FOR PERIODS ENDING DECEMBER 31, 1998
                       SINCE INCEPTION OF UNDERLYING FUND
                (ASSUMING COMPLETE WITHDRAWAL OF THE INVESTMENT)



                                        UNDERLYING
                                           FUND       FOR YEAR               SINCE INCEPTION
SUB-ACCOUNT INVESTING IN UNDERLYING      INCEPTION     ENDED                        OF
FUND                                       DATE       12/31/98    5 YEARS    UNDERLYING FUND
Select Emerging Markets Fund..........     2/20/98
Select International Equity Fund......      5/2/94            %                          %
T. Rowe Price International Stock
 Portfolio............................     3/31/94            %                          %
Select Aggressive Growth Fund.........     8/21/92            %           %              %
Select Capital Appreciation Fund......     4/28/95            %                          %
Select Value Opportunity Fund.........     4/30/93            %                          %
Select Growth Fund....................     8/21/92            %           %              %
Select Strategic Growth Fund..........     2/20/98
Fidelity VIP Growth Portfolio.........     10/9/86            %           %              %
Select Growth and Income Fund.........     8/21/92            %           %              %
Fidelity VIP Equity-Income
 Portfolio............................     10/9/86            %           %              %
Fidelity VIP High Income Portfolio....     9/19/85            %           %              %
Select Income Fund....................     8/21/92            %           %              %
Money Market Fund.....................     4/29/85            %           %              %



                                    TABLE 2B
            SUPPLEMENTAL AVERAGE ANNUAL TOTAL RETURNS OF SUB-ACCOUNT
                      FOR PERIODS ENDING DECEMBER 31, 1998
                       SINCE INCEPTION OF UNDERLYING FUND
        (ASSUMING NO WITHDRAWAL OF THE INVESTMENT AND NO CONTRACT FEES)



                                        UNDERLYING
                                           FUND       FOR YEAR               SINCE INCEPTION
SUB-ACCOUNT INVESTING IN UNDERLYING      INCEPTION     ENDED                        OF
FUND                                       DATE       12/31/98    5 YEARS    UNDERLYING FUND
Select Emerging Markets Fund..........     2/20/98
Select International Equity Fund......      5/2/94            %                          %
T. Rowe Price International Stock
 Portfolio............................     3/31/94            %                          %
Select Aggressive Growth Fund.........     8/21/92            %           %              %
Select Capital Appreciation Fund......     4/28/95            %                          %
Select Value Opportunity Fund.........     4/30/93            %                          %
Select Growth Fund....................     8/21/92            %           %              %
Select Strategic Growth Fund..........     2/20/98
Fidelity VIP Growth Portfolio.........     10/9/86            %           %              %
Select Growth and Income Fund.........     8/21/92            %           %              %
Fidelity VIP Equity-Income
 Portfolio............................     10/9/86            %           %              %
Fidelity VIP High Income Portfolio....     9/19/85            %           %              %
Select Income Fund....................     8/21/92            %           %              %
Money Market Fund.....................     4/29/85            %           %              %

                                   APPENDIX D
               SURRENDER CHARGES AND THE MARKET VALUE ADJUSTMENT

PART 1: SURRENDER CHARGES

FULL SURRENDER -- Assume a payment of $50,000 is made on the issue date and no additional payments are made. Assume there are no partial withdrawals and that the Withdrawal Without Surrender Charge Amount is equal to the greater of 10% of the Accumulated Value or the accumulated earnings in the Contract. The table below presents examples of the surrender charge resulting from a full surrender, based on Hypothetical Accumulated Values.

                 HYPOTHETICAL     WITHDRAWAL        SURRENDER
   CONTRACT      ACCUMULATED   WITHOUT SURRENDER      CHARGE       SURRENDER
     YEAR           VALUE        CHARGE AMOUNT      PERCENTAGE      CHARGE
---------------  ------------  -----------------  --------------  -----------
           1     $  54,000.00    $    5,400.00           6.5%       $3,159.00
           2        58,320.00         8,320.00           6.0%     3,000.00
            3       62,985.60         12,985.60           5.0   %    2,500.00
            4       68,024.45         18,024.45           4.0   %    2,000.00
            5       73,466.40         23,466.40           3.0   %    1,500.00
            6       79,343.72         29,343.72           2.0   %    1,000.00
            7       85,691.21         35,691.21           1.0   %      500.00
            8       92,546.51         42,546.51           0.0   %        0.00

WITHDRAWALS -- Assume a payment of $50,000 is made on the issue date and no additional payments are made. Assume that the Withdrawal Without Surrender Charge Amount is equal to the greater of 10% of the current Accumulated Value or the accumulated earnings in the Contract and there are withdrawals as detailed below. The table below presents examples of the surrender charge resulting from withdrawals, based on Hypothetical Accumulated Values:

                 HYPOTHETICAL                  WITHDRAWAL        SURRENDER
   CONTRACT      ACCUMULATED                WITHOUT SURRENDER      CHARGE       SURRENDER
     YEAR           VALUE      WITHDRAWALS    CHARGE AMOUNT      PERCENTAGE      CHARGE
---------------  ------------  -----------  -----------------  --------------  -----------
           1     $  54,000.00        $0.00    $    5,400.00           6.5%           $0.00
            2       58,320.00          0.00         8,320.00           6.0   %         0.00
            3       62,985.60          0.00        12,985.60           5.0   %         0.00
            4       68,024.45     30,000.00        18,024.45           4.0   %       479.02
            5       41,066.40     10,000.00         4,106.64           3.0   %       176.80
            6       33,551.72      5,000.00         3,355.17           2.0   %        32.90
            7       30,835.85     10,000.00         3,083.59           1.0   %        69.16
            8       22,502.72     15,000.00         2,250.27           0.0   %         0.00

PART 2: MARKET VALUE ADJUSTMENT

The market value factor is: [(1+i)/(1+j)] to the power of n/365 - 1

    The following examples assume:

    1. The payment was allocated to a ten-year Guarantee Period Account with a Guaranteed Interest Rate of 8%.

    2. The date of surrender is seven years (2,555 days) from the expiration date.

    3. The value of the Guarantee Period Account is equal to $62,985.60 at the end of three years.

    4. No transfers or withdrawals affecting this Guarantee Period Account have been made.

    5. Surrender charges, if any, are calculated in the same manner as shown in the examples in Part 1.

NEGATIVE MARKET VALUE ADJUSTMENT (UNCAPPED)

Assume that on the date of surrender, the current rate (j) is 10.00% or 0.10

  The market value factor          =  [(1+i)/(1+j)] to the power of n/365 - 1

                                   =  [(1+.08)/(1+.10)] to the power of 2555/365 - 1

                                   =  (.98182) to the power of 7 - 1

                                   =  -.12054

         The market value          =  the market value factor multiplied by the withdrawal
               adjustment

                                   =  -.12054 X $62,985.60

                                   =  -$7,592.11

POSITIVE MARKET VALUE ADJUSTMENT (UNCAPPED)

Assume that on the date of surrender, the current rate (j) is 7.00% or 0.07

  The market value factor          =  [(1+i)/(1+j)] to the power of n/365 - 1

                                   =  [(1+.08)/(1+.07)] to the power of 2555/365 - 1

                                   =  (1.0093) to the power of 7 - 1

                                   =  .06694

         The market value          =  the market value factor multiplied by the withdrawal
               adjustment

                                   =  .06694 X $62,985.60

                                   =  $4,216.26

NEGATIVE MARKET VALUE ADJUSTMENT (CAPPED)

Assume that on the date of surrender, the current rate (j) is 11.00% or 0.11

  The market value factor          =  [(1+i)/(1+j)] to the power of n/365 - 1

                                   =  [(1+.08)/(1+.11)] to the power of 2555/365 - 1

                                   =  (.97297) to the power of 7 - 1

                                   =  -.17454

         The market value          =  Minimum of the market value factor multiplied by the
               adjustment             withdrawal or the negative of the excess interest earned over
                                      3%

                                   =  Minimum (-.17454 X $62,985.60 or -$8,349.25)

                                   =  Minimum (-$10,993.51 or -$8,349.25)

                                   =  -$8,349.25

POSITIVE MARKET VALUE ADJUSTMENT (CAPPED)

Assume that on the date of surrender, the current rate (j) is 6.00% or 0.06

  The market value factor          =  [(1+i)/(1+j)] to the power of n/365 - 1

                                   =  [(1+.08)/(1+.06)] to the power of 2555/365 - 1

                                   =  (1.01887) to the power of 7 - 1

                                   =  .13981

         The market value          =  Minimum of the market value factor multiplied by the
               adjustment             withdrawal or the excess interest earned over 3%

  The market value factor          =  Minimum of (.13981 X $62,985.60 or $8,349.25)

                                   =  Minimum of ($8,806.02 or $8,349.25)

                                   =  $8,349.25

                                   APPENDIX E
                               THE DEATH BENEFIT

PART 1: DEATH OF THE ANNUITANT

DEATH BENEFIT ASSUMING NO WITHDRAWALS

Assume a payment of $50,000 is made on the issue date and no additional payments are made. Assume there are no withdrawals and that the Death Benefit Effective Annual Yield is equal to 5%. The table below presents examples of the Death Benefit based on the Hypothetical Accumulated Values.

               HYPOTHETICAL  HYPOTHETICAL                                            HYPOTHETICAL
  CONTRACT     ACCUMULATED   MARKET VALUE     DEATH         DEATH         DEATH         DEATH
    YEAR          VALUE       ADJUSTMENT     BENEFIT       BENEFIT       BENEFIT       BENEFIT
-------------  ------------  ------------  ------------  ------------  ------------  ------------
          1    $  53,000.00        $0.00   $  53,000.00  $  52,500.00  $  50,000.00   $53,000.00
          2       53,530.00       500.00      54,030.00     55,125.00     53,000.00    55,125.00
          3       58,883.00         0.00      58,883.00     57,881.25     55,125.00    58,883.00
          4       52,994.70       500.00      53,494.70     60,775.31     58,883.00    60,775.31
          5       58,294.17         0.00      58,294.17     63,814.08     60,775.31    63,814.08
          6       64,123.59       500.00      64,623.59     67,004.78     63,814.08    67,004.78
          7       70,535.95         0.00      70,535.95     70,355.02     67,004.78    70,535.95
          8       77,589.54       500.00      78,089.54     73,872.77     70,535.95    78,089.54
          9       85,348.49         0.00      85,348.49     77,566.41     78,089.54    85,348.49
         10       93,883.34         0.00      93,883.34     81,444.73     85,348.49    93,883.34

Death Benefit (a) is the Accumulated Value increased by any positive Market Value Adjustment. Death Benefit (b) is the gross payments accumulated daily at an annual rate of 5% reduced proportionately to reflect withdrawals. Death Benefit (c) is the death benefit that would have been payable on the most recent Contract anniversary, increased for subsequent payments, and decreased proportionately for subsequent withdrawals.

The Hypothetical Death Benefit is equal to the greatest of Death Benefits (a),
(b), or (c)

DEATH BENEFIT ASSUMING WITHDRAWALS

Assume a payment of $50,000 is made on the issue date and no additional payments are made. Assume there are withdrawals as detailed in the table below and that the Death Benefit Effective Annual Yield is equal to 5%. The table below presents examples of the Death Benefit based on the Hypothetical Accumulated Value.

               HYPOTHETICAL                HYPOTHETICAL                                            HYPOTHETICAL
  CONTRACT     ACCUMULATED                 MARKET VALUE     DEATH         DEATH         DEATH         DEATH
    YEAR          VALUE      WITHDRAWALS    ADJUSTMENT     BENEFIT       BENEFIT       BENEFIT       BENEFIT
-------------  ------------  ------------  ------------  ------------  ------------  ------------  ------------
          1    $  53,000.00     $0.00            $0.00   $  53,000.00  $  52,500.00  $  50,000.00  $ 53,000.00
          2       53,530.00      0.00           500.00      54,030.00     55,125.00     53,000.00    55,125.00
          3        3,883.00   50,000.00           0.00       3,883.00      4,171.13      3,972.50     4,171.13
          4        3,494.70      0.00           500.00       3,994.70      4,379.68      4,171.13     4,379.68
          5        3,844.17      0.00             0.00       3,844.17      4,598.67      4,379.68     4,598.67
          6        4,228.59      0.00           500.00       4,728.59      4,828.60      4,598.67     4,828.60
          7        4,651.45      0.00             0.00       4,651.45      5,070.03      4,828.60     5,070.03
          8        5,116.59      0.00           500.00       5,616.59      5,323.53      5,070.03     5,616.59
          9        5,628.25      0.00             0.00       5,628.25      5,589.71      5,616.59     5,628.25
         10          691.07    5,000.00           0.00         691.07        712.70        683.44       712.70

Death Benefit (a) is the Accumulated Value increased by any positive Market Value Adjustment. Death Benefit (b) is the gross payments accumulated daily at an annual rate of 5% reduced proportionately to reflect withdrawals. Death Benefit (c) is the death benefit that would have been payable on the most recent Contract anniversary, increased for subsequent payments, and decreased proportionately for subsequent withdrawals.

The Hypothetical Death Benefit is equal to the greatest of Death Benefits (a),
(b), or (c)

PART 2: DEATH OF THE OWNER WHO IS NOT THE ANNUITANT

Assume a payment of $50,000 is made on the issue date and no additional payments are made. Assume there are no partial withdrawals. The table below presents examples of the Death Benefit based on the Hypothetical Accumulated Values.

               HYPOTHETICAL  HYPOTHETICAL  HYPOTHETICAL
  CONTRACT     ACCUMULATED   MARKET VALUE     DEATH
    YEAR          VALUE       ADJUSTMENT     BENEFIT
-------------  ------------  ------------  ------------
          1    $  53,000.00        $0.00    $53,000.00
          2       53,530.00       500.00     54,030.00
          3       58,883.00         0.00     58,883.00
          4       52,994.70       500.00     53,494.70
          5       58,294.17         0.00     58,294.17
          6       64,123.59       500.00     64,623.59
          7       70,535.95         0.00     70,535.95
          8       77,589.54       500.00     78,089.54
          9       85,348.49         0.00     85,348.49
         10       93,883.34         0.00     93,883.34

The Hypothetical Death Benefit is the Accumulated Value increased by any positive Market Value Adjustment

                                   APPENDIX F
           DIFFERENCES UNDER THE ALLMERICA SELECT RESOURCE I CONTRACT

1. The Guarantee Period Accounts are not available under Allmerica Select Resource I.


2. The waiver of surrender charge offered in Allmerica Select Resource II if you become disabled prior to age 65, are diagnosed with a terminal illness or remain confined in a nursing home for the later of one year after issue or 90 days (see "Elimination or Reduction of Surrender Charges") is not available under Allmerica Select Resource I. NOTE: THE WAIVER FOR TERMINAL ILLNESS AND FOR CONFINEMENT IN A NURSING HOME ARE NOT AVAILABLE IN NEW YORK UNDER EITHER ALLMERICA SELECT RESOURCE I OR ALLMERICA SELECT RESOURCE II.


3. The Withdrawal Without Surrender Charge privilege under Allmerica Select Resource I does not provide access to cumulative earnings without charge. In addition, the 10% free amount is based on the prior December 31 Accumulated Value rather than 10% of the Accumulated Value as of the date the withdrawal request is received.

4. The death benefit under Allmerica Select Resource I is the greatest of: 1) Your total payments less any withdrawals; 2) the Accumulated Value of the Contract; or 3) the amount that would have been payable as a death benefit on the most recent fifth Contract anniversary, increased to reflect additional payments and reduced to reflect withdrawals since that date.

5. Any payment to the Fixed Account offered under Allmerica Select Resource I must be at least $500 and is locked in for one year from the date of deposit. At the end of one year, a payment may be transferred or renewed in the Fixed Account for another full year at the guaranteed rate in effect on that date. The minimum guaranteed rate is 3 1/2%. The Fixed Account is not available to Owners who purchased Allmerica Select Resource I in Oregon. The Fixed Account offered under Allmerica Select Resource I in Massachusetts does not contain any age restrictions. (See APPENDIX A. for discussion of Fixed Account under Allmerica Select Resource II)

6. The $30 Contract fee under Allmerica Select Resource I is not waived under any circumstances.

7. Because of the differences between the free withdrawal provisions and the application of the Contract fee, the following examples apply to the Allmerica Select Resource I contract rather than the examples on page ____ of this prospectus:


1(A) WITH SURRENDER CHARGE                                                       1 YEAR      3 YEARS     5 YEARS     10 YEARS
-----------------------------------------------------------------------------  -----------  ----------  ----------  -----------
Select Emerging Markets Fund.................................................
Select International Equity Fund.............................................
T. Rowe Price International Stock Portfolio..................................
Select Aggressive Growth Fund................................................
Select Capital Appreciation Fund.............................................
Select Value Opportunity Fund................................................
Select Growth Fund...........................................................
Select Strategic Growth Fund.................................................
Fidelity VIP Growth Portfolio................................................
Select Growth and Income Fund................................................
Fidelity VIP Equity-Income Portfolio.........................................
Fidelity VIP High Income Portfolio...........................................
Select Income Fund...........................................................
Money Market Fund............................................................


1(B) WITH SURRENDER CHARGE AND WITH ELECTION OF A MINIMUM GUARANTEED ANNUITY
PAYOUT RIDER(1) WITH A TEN-YEAR WAITING PERIOD                                   1 YEAR      3 YEARS     5 YEARS     10 YEARS
-----------------------------------------------------------------------------  -----------  ----------  ----------  -----------
Select Emerging Markets Fund.................................................
Select International Equity Fund.............................................
T. Rowe Price International Stock Portfolio..................................
Select Aggressive Growth Fund................................................
Select Capital Appreciation Fund.............................................
Select Value Opportunity Fund................................................
Select Growth Fund...........................................................
Select Strategic Growth Fund.................................................
Fidelity VIP Growth Portfolio................................................
Select Growth and Income Fund................................................
Fidelity VIP Equity-Income Portfolio.........................................
Fidelity VIP High Income Portfolio...........................................
Select Income Fund...........................................................
Money Market Fund............................................................

2(A) WITHOUT SURRENDER CHARGE                                                    1 YEAR      3 YEARS     5 YEARS     10 YEARS
-----------------------------------------------------------------------------  -----------  ----------  ----------  -----------
Select Emerging Markets Fund.................................................
Select International Equity Fund.............................................
T. Rowe Price International Stock Portfolio..................................
Select Aggressive Growth Fund................................................
Select Capital Appreciation Fund.............................................
Select Value Opportunity Fund................................................
Select Growth Fund...........................................................
Select Strategic Growth Fund.................................................
Fidelity VIP Growth Portfolio................................................
Select Growth and Income Fund................................................
Fidelity VIP Equity-Income Portfolio.........................................
Fidelity VIP High Income Portfolio...........................................
Select Income Fund...........................................................
Money Market Fund............................................................

2(B) WITH SURRENDER CHARGE AND WITH ELECTION OF A MINIMUM GUARANTEED ANNUITY
PAYOUT RIDER(1) WITH A TEN-YEAR WAITING PERIOD                                   1 YEAR      3 YEARS     5 YEARS     10 YEARS
-----------------------------------------------------------------------------  -----------  ----------  ----------  -----------
Select Emerging Markets Fund.................................................
Select International Equity Fund.............................................
T. Rowe Price International Stock Portfolio..................................
Select Aggressive Growth Fund................................................
Select Capital Appreciation Fund.............................................
Select Value Opportunity Fund................................................
Select Growth Fund...........................................................
Select Strategic Growth Fund.................................................
Fidelity VIP Growth Portfolio................................................
Select Growth and Income Fund................................................
Fidelity VIP Equity-Income Portfolio.........................................
Fidelity VIP High Income Portfolio...........................................
Select Income Fund...........................................................
Money Market Fund............................................................



(1) If the Minimum Guaranteed Annuity Payout Rider is exercised, you may only annuitize under a fixed annuity payout option involving a life contingency at the guaranteed annuity purchase rates listed under the Annuity Option Tables in your Contract.


The total contract fees collected under the Contracts by the Company are divided by the total average net assets attributable to the Policies contracts. The resulting percentage is 0.060%, and the amount of the contract fee is assumed to be $0.60 in the Examples.

               ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

                        STATEMENT OF ADDITIONAL INFORMATION

                                         OF

           INDIVIDUAL AND GROUP VARIABLE ANNUITY CONTRACTS FUNDED THROUGH

                                   SUB-ACCOUNTS OF

                         ALLMERICA SELECT SEPARATE ACCOUNT








THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS. IT SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS OF ALLMERICA SELECT SEPARATE ACCOUNT DATED MAY 1, 1999 ("THE PROSPECTUS"). THE PROSPECTUS MAY BE OBTAINED FROM ANNUITY CLIENT SERVICES, ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY, 440 LINCOLN STREET, WORCESTER, MASSACHUSETTS 01653, TELEPHONE 1-800-366-1492.

                                 DATED MAY 1, 1999














Select Resource I & II

                                  TABLE OF CONTENTS

GENERAL INFORMATION AND HISTORY........................................   2

TAXATION OF THE CONTRACT, THE VARIABLE ACCOUNT AND THE COMPANY.........   3

SERVICES...............................................................   3

UNDERWRITERS...........................................................   3

ANNUITY BENEFIT PAYMENTS...............................................   4

EXCHANGE OFFER.........................................................   5

PERFORMANCE INFORMATION................................................   7

FINANCIAL STATEMENTS................................................... F-1

                          GENERAL INFORMATION AND HISTORY



Allmerica Select Separate Account (the "Variable Account") is a separate investment account of Allmerica Financial Life Insurance and Annuity Company (the "Company") authorized by vote of its Board of Directors on March 5, 1992. The Company is a life insurance company organized under the laws of Delaware in July 1974. Its principal office (the "Principal Office") is located at 440 Lincoln Street, Worcester, Massachusetts 01653, telephone
(508) 855-1000. The Company is subject to the laws of the State of Delaware governing insurance companies and to regulation by the Commissioner of Insurance of Delaware. In addition, the Company is subject to the insurance laws and regulations of other states and jurisdictions in which it is licensed to operate. As of December 31, 1998, the Company had over $
billion in assets and over $     billion of life insurance in force.




Effective October 1, 1995, the Company changed its name from SMA Life
Assurance Company to Allmerica Financial Life Insurance and Annuity Company. The Company is an indirectly wholly owned subsidiary of First Allmerica Financial Life Insurance Company ("First Allmerica") which, in turn, is a wholly owned subsidiary of Allmerica Financial Corporation ("AFC"). First Allmerica, originally organized under the laws of Massachusetts in 1844 as a mutual life insurance company, and known as State Mutual Life Assurance
Company of America, converted to a stock life insurance company and adopted its present name on October 16, 1995.  First Allmerica is the fifth oldest life insurance company in America.  As of December 31, 1998, First Allmerica
and its subsidiaries (including the Company) had over $     billion in combined
assets and over $     billion in life insurance in force.



Currently, 14 Sub-Accounts of the Variable Account are available under the Allmerica Select Resource II contract (the "Contract") and a predecessor contract, Allmerica Select Resource I (A3020-92), referred to collectively as "the contracts." Each Sub-Account invests in a corresponding investment portfolio of Allmerica Investment Trust ("Trust"), Variable Insurance Products Fund ("Fidelity VIP") or T. Rowe Price International Series, Inc. ("T. Rowe Price"). The Trust is managed by Allmerica Financial Investment Management Services, Inc. Fidelity VIP is managed by Fidelity Management & Research Company ("FMR"). The T. Rowe Price International Stock Portfolio of
T. Rowe Price is managed by Rowe Price-Fleming International, Inc.

The Trust, Fidelity VIP and T. Rowe Price are open-end, diversified management investment companies. Ten different funds of the Trust are available under the
Contract: the Select Emerging Markets Fund, Select

International Equity Fund, Select Aggressive Growth Fund, Select Capital Appreciation Fund, Select Value Opportunity Fund, Select Growth Fund, Select Strategic Growth Fund, Select Growth and Income Fund, Select Income Fund and Money Market Fund. Three portfolios of Fidelity VIP are available under the
Contract: the Fidelity VIP High Income Portfolio, Fidelity VIP Equity-Income Portfolio, and Fidelity VIP Growth Portfolio. One portfolio of T. Rowe Price is available under the Contract: the T. Rowe Price International Stock Portfolio. Each Fund and Portfolio available under the Contract (together, the "Underlying Funds") has its own investment objectives and certain attendant risks.

                       TAXATION OF THE CONTRACT, THE VARIABLE
                              ACCOUNT AND THE COMPANY

The Company currently imposes no charge for taxes payable in connection with the Contract, other than for state and local premium taxes and similar assessments when applicable. The Company reserves the right to impose a charge for any other taxes that may become payable in the future in connection with the Contract or the Variable Account.

The Variable Account is considered to be a part of and taxed with the operations of the Company. The Company is taxed as a life insurance company under subchapter L of the Internal Revenue Code (the "Code"), and files a consolidated tax return with its parent and affiliated companies.

The Company reserves the right to make a charge for any effect which the income, assets or existence of the Contract or the Variable Account may have upon its tax. Such charge for taxes, if any, will be assessed on a fair and equitable basis in order to preserve equity among classes of Contract Owners ("Owners"). The Variable Account presently is not subject to tax.

                                      SERVICES

CUSTODIAN OF SECURITIES. The Company serves as custodian of the assets of the Variable Account. Underlying Fund shares owned by the Sub-Accounts are held on an open account basis. A Sub-Account's ownership of Underlying Fund shares is reflected on the records of the Underlying Fund and is not represented by any transferable stock certificates.



EXPERTS. The financial statements of the Company as of December 31, 1998 and 1997 and for each of the two years in the period ended December 31, 1998, and the financial statements of the Allmerica Select Separate Account of the Company as of December 31, 1998 and for the periods indicated, included in this Statement of Additional Information constituting part of this Registration Statement, have been so included in reliance on the reports of PricewaterhouseCoopers LLP, independent accountants, given on the authority of said firm as experts in auditing and accounting.



The financial statements of the Company included herein should be considered only as bearing on the ability of the Company to meet its obligations under the Contract.

                                    UNDERWRITERS

Allmerica Investments, Inc. ("Allmerica Investments"), a registered broker-dealer under the Securities Exchange Act of 1934 and a member of the National Association of Securities Dealers, Inc. ("NASD"), serves as principal underwriter and general distributor for the Contract pursuant to a contract with Allmerica Investments, the Company and the Variable Account. Allmerica Investments distributes the Contract on a best-efforts basis. Allmerica Investments, Inc., 440 Lincoln Street, Worcester, Massachusetts 01653, was organized in 1969 as a wholly owned subsidiary of First Allmerica, and presently is indirectly wholly owned by First Allmerica.

The Contract offered by this Prospectus is offered continuously, and may be purchased from certain independent broker-dealers which are NASD members and whose representatives are authorized by applicable law to sell variable annuity contracts.

All persons selling the Contract are required to be licensed by their respective state insurance authorities for the sale of variable annuity contracts. The Company pays commissions, not to exceed 6.0% of purchase payments, to entities which sell the Contract. To the extent permitted by NASD rules, promotional incentives or payments also may be provided to such entities based on sales volumes, the assumption of wholesaling functions or other sales-related criteria. Additional payments may be made for other services not directly related to the sale of the Contract, including the recruitment and training of personnel, production of promotional literature and similar services.

Commissions paid by the Company do not result in any charge to Owners or to the Variable Account in addition to the charges described under "CHARGES AND DEDUCTIONS" in the Prospectus. The Company intends to recoup the commission and other sales expense through a combination of anticipated surrender, withdrawal and/or annuitization charges, profits from the Company's general account, including the investment earnings on amounts allocated to accumulate on a fixed basis in excess of the interest credited on fixed accumulations by the Company, and the profit, if any, from the mortality and expense risk charge.



The aggregate amount of commissions retained by Allmerica Investments for sales of contracts funded by Allmerica Select Separate Account for the years 1996, 1997 and 1998 were $317,873.83, $74,730.61, and $_________ respectively.




The aggregate amount of commissions paid to independent broker-dealers for the years 1996, 1997 and 1998 were $15,783,817.50, $26,335,059.37 and
$__________, respectively.



                              ANNUITY BENEFIT PAYMENTS

The method by which the Accumulated Value under the Contract is determined is described in detail under "Computation of Values" in the Prospectus.

ILLUSTRATION OF ACCUMULATION UNIT CALCULATION USING HYPOTHETICAL EXAMPLE. The Accumulation Unit calculation for a daily Valuation Period may be illustrated by the following hypothetical example: Assume that the assets of a Sub-Account at the beginning of a one-day Valuation Period were $5,000,000; that the value of an Accumulation Unit on the previous date was $1.135000; and that during the Valuation Period, the investment income and net realized and unrealized capital gains exceed net realized and unrealized capital losses by $1,675. The Accumulation Unit Value at the end of the current Valuation Period would be calculated as follows:

(1)  Accumulation Unit Value -- Previous Valuation Period . . . . . . $ 1.135000

(2)  Value of Assets -- Beginning of Valuation Period . . . . . . .  $ 5,000,000

(3)  Excess of Investment Income and Net Gains Over Capital Losses  . .  $ 1,675

(4)  Adjusted Gross Investment Rate for the Valuation Period (3)
     divided by (2) . . . . . . . . . . . . . . . . . . . . . . . . . . 0.000335

(5)  Annual Charge (one-day equivalent of 1.40% per annum . . . . . . . 0.000039

(6)  Net Investment Rate (4) - (5)  . . . . . . . . . . . . . . . . . . 0.000296

(7)  Net Investment Factor 1.000000 + (6) . . . . . . . . . . . . . . . 1.000296

(8)  Accumulation Unit Value -- Current Period (1) x (7)  . . . . . . $ 1.135336

Conversely, if unrealized capital losses and charges for expenses and taxes exceeded investment income and net realized capital gains of $1,675, the Accumulation Unit Value at the end of the Valuation Period would have been $1.134576.

The method for determining the amount of annuity benefit payments is described in detail under "Determination of First and Subsequent Annuity Benefit Payments" in the Prospectus.

ILLUSTRATION OF VARIABLE ANNUITY BENEFIT PAYMENT CALCULATION USING HYPOTHETICAL EXAMPLE. The determination of the Annuity Unit value and the variable annuity benefit payment may be illustrated by the following hypothetical example: Assume an Annuitant has 40,000 Accumulation Units in a Variable Account, and that the value of an Accumulation Unit on the Valuation Date used to determine the amount of the first variable annuity benefit payment is $1.120000. Therefore, the Accumulation Value of the Contract is $44,800 (40,000 x $1.120000). Assume also that the Owner elects an option for which the first monthly payment is $6.57 per $1,000 of Accumulated Value applied. Assuming no premium tax or contingent deferred sales charge, the first monthly payment would be $44,800 multiplied by $6.57, or $294.34.

Next, assume that the Annuity Unit Value for the assumed rate of 3.5% per annum for the Valuation Date as of which the first payment was calculated was $1.100000. Annuity Unit values will not be the same as Accumulation Unit values because the former reflect the 3.5% assumed interest rate used in the annuity rate calculations. When the Annuity Unit value of $1.100000 is divided into the first monthly payment the number of Annuity Units represented by that payment is determined to be 267.5818. The value of this same number of Annuity Units will be paid in each subsequent month under most options. Assume further that the net investment factor for the Valuation Period applicable to the next annuity benefit payment is 1.000190. Multiplying this factor by .999906 (the one-day adjustment factor for the assumed interest rate of 3.5% per annum) produces a factor of 1.000096. This then is multiplied by the Annuity Unit value on the immediately preceding Valuation Date (assumed here to be $1.105000). The result is an Annuity Unit value of $1.105106 for the current monthly payment. The current monthly payment then is determined by multiplying the number of Annuity Units by the current Annuity Unit value, or 267.5818 times $1.105106, which produces a current monthly payment of $295.71.

METHOD FOR DETERMINING COMMUTED VALUE ON VARIABLE ANNUITY PERIOD CERTAIN OPTIONS AND ILLUSTRATION USING HYPOTHETICAL EXAMPLE. The Contract offers both commutable and non-commutable period certain annuity options. A commutable option gives the Annuitant the right to exchange any remaining payments for a lump sum payment based on the commuted value. The Commuted Value is the present value of remaining payments calculated at 3.5% interest. The determination of the Commuted Value may be illustrated by the following hypothetical example.

Assume a commutable period certain option is elected. The number of Annuity Units on which each payment is based would be calculated using the Surrender Value less any premium tax rather than the Accumulated Value. Assume this results in 250.0000 Annuity Units. Assume the Commuted Value is requested with 60 monthly payments remaining and a current Annuity Unit Value of $1.200000. Based on these assumptions, the dollar amount of remaining payments would be $300 a month for 60 months. The present value at 3.5% of all remaining payments would be $16,560.72.

                                   EXCHANGE OFFER

A.   VARIABLE ANNUITY CONTRACT EXCHANGE OFFER

The Company will permit Owners of certain variable annuity contracts, described below, to exchange their contracts at net asset value for the variable annuity contracts described in the Prospectus which is issued on Form No. A3025-96 or a state variation thereof ("new Contract"). The Company reserves the right to suspend this exchange offer at any time.

This offer applies to the exchange of the Company's Elective Payment Variable Annuity contracts issued on Forms A3012-79 and A3013-79 ("Elective Payment Exchanged Contract," all such contracts having numbers with a "JQ" or "JN" prefix), and Single Payment Variable Annuity contracts issued on Forms A3014-79 and A3015-79 ("Single Payment Exchanged Contract," all such contracts having numbers with a "KQ" or "KN" prefix). These contracts are referred to collectively as the "Exchanged Contract." To effect an exchange, the Company should receive (1) a completed application for the new Contract, (2) the contract being exchanged, and (3) a signed Letter of Awareness.

CONTINGENT DEFERRED SALES CHARGE COMPUTATION. No surrender charge otherwise applicable to the Exchanged Contract will be assessed as a result of the exchange. Instead, the contingent deferred sales charge under the new Contract will be computed as if the payments that had been made to the Exchanged Contract were made to the new Contract as of the date of issue of the Exchanged Contract. Any additional payments to the new Contract after the exchange will be subject to the contingent deferred sales charge computation outlined in the new Contract and the Prospectus; i.e., the charge will be computed based on the number of years that the additional payment (or portion of that payment) that is being withdrawn has been credited to the new Contract.

SUMMARY OF DIFFERENCES BETWEEN THE EXCHANGED CONTRACT AND THE NEW CONTRACT. The new Contract and the Exchanged Contract differ substantially as summarized below. There may be additional differences important to a person considering an exchange, and the Prospectuses for the new Contract and the Exchanged Contract should be reviewed carefully before the exchange request is submitted to the Company.

CONTINGENT DEFERRED SALES CHARGE. The contingent deferred sales charge under the new Contract, as described in the Prospectus, imposes higher charge percentages against the excess amount redeemed than the Exchanged Contract and, in the case of a Single Payment Exchanged Contract, applies the charge for a greater number of years. In addition, if an Elective Payment Exchanged Contract was issued more than nine years before the date of an exchange under this offer, additional payments to the Exchanged Contract would not be subject to a surrender charge. New payments to the new Contract may be subject to a charge if withdrawn prior to the surrender charge period described in the Prospectus.

CONTRACT FEE. Under the new Contract, the Company deducts a $30 fee on each Contract anniversary and at surrender if the Accumulated Value is less than $50,000. This fee is waived if the new Contract is part of a 401(k) plan. No Contract fees are charged on the Single Payment Exchanged Contract. A $9 semi-annual fee is charged on the Elective Payment Exchanged Contract if the Accumulated Value is $10,000 or less.

VARIABLE ACCOUNT ADMINISTRATIVE EXPENSE CHARGE. Under the new Contract, the Company assesses each Sub-Account a daily administrative expense charge at an annual rate of 0.15% of the average daily net assets of the Sub-Account. No administrative expense charge based on a percentage of Sub-Account assets is imposed under the Exchanged Contract.

TRANSFER CHARGE. No charge for transfers is imposed under the Exchanged Contract. Currently, no transfer charge is imposed under the new Contract; however, the Company reserves the right to assess a charge not to exceed $25 for each transfer after the twelfth in any Contract year.

DEATH BENEFIT. The Exchanged Contract offers a death benefit that is guaranteed to be the greater of a Contract's Accumulated Value or gross payments made (less withdrawals). At the time an exchange is processed, the Accumulated Value of the Exchanged Contract becomes the "payment" for the new Contract. Therefore, prior purchase payments made under the Exchanged Contract (if higher than the Exchanged Contract's Accumulated Value) no longer are a basis for determining the death benefit under the new Contract. Consequently, whether the initial minimum death benefit under the new Contract is greater than, equal to, or less than, the death benefit of the Exchanged Contract depends on whether the Accumulated Value transferred to the new Contract is greater than, equal to, or less than, the gross payments under the Exchanged Contract. In addition, under the Exchanged Contract, the amount of any prior withdrawals is subtracted from the value of the death benefit. Under the new Contract, where there is a reduction in the death benefit amount due to a prior withdrawal, the value of the death benefit is reduced in the same proportion that the new Contract's Accumulated Value was reduced on the date of the withdrawal.

ANNUITY TABLES. The Exchanged Contract contains higher guaranteed annuity rates.

INVESTMENTS. Accumulated Values and payments under the new Contract may be allocated to significantly more investment options than are available under the Exchanged Contract.

B.   FIXED ANNUITY EXCHANGE OFFER

This exchange offer also applies to all fixed annuity contracts issued by the Company. A fixed annuity contract to which this exchange offer applies may be exchanged at net asset value for the Contract described in this Prospectus, subject to the same provisions for effecting the exchange and for applying the new Contract's contingent deferred sales charge as described above for variable annuity contracts. This Prospectus should be read carefully before making such exchange. Unlike a fixed annuity, the new Contract's value is not guaranteed, and will vary depending on the investment performance of the Underlying Funds to which it is allocated. The new Contract has a different charge structure than a fixed annuity contract, which includes not only a contingent deferred sales charge that may vary from that of the class of contracts to which the exchanged fixed contract belongs, but also Contract fees, mortality and expense risk charges (for the Company's assumption of certain mortality and expense risks), administrative expense charges, transfer charges (for transfers permitted among Sub-Accounts and the Fixed Account), and expenses incurred by the Underlying Funds. Additionally, the interest rates offered under the Fixed Account of the new Contract and the Annuity Tables for determining minimum annuity benefit payments may be different from those offered under the exchanged fixed contract.

C.   EXERCISE OF "FREE-LOOK PROVISION" AFTER ANY EXCHANGE



Persons who, under the terms of this exchange offer, exchange their contract for the new Contract and subsequently cancel the new Contract within the time permitted, as described in the sections of this Prospectus captioned "Right to Cancel Individual Retirement Annuity" and "Right to Cancel All Other Contracts" will have their exchanged contract automatically reinstated as of the date of cancellation. The refunded amount will be applied as the new current Accumulated Value under the reinstated contract, which may be more or less than it would have been had no exchange and reinstatement occurred. The refunded amount will be allocated initially among the Fixed Account and Sub-Accounts of the reinstated contract in the same proportion that the value in the Fixed Account and the value in each Sub-Account bore to the transferred Accumulated Value on the date of the exchange of the contract for the new Contract. For purposes of calculating any contingent deferred sales charge under the reinstated contract, the reinstated contract will be deemed to have been issued and to have received past purchase payments as if there had been no exchange.



                              PERFORMANCE INFORMATION

Performance information for a Sub-Account may be compared, in reports and promotional literature, to certain indices described in the Prospectus under "PERFORMANCE INFORMATION." In addition, the Company may provide advertising, sales literature, periodic publications or other material information on various topics of interest to Owners and prospective Owners. These topics may include the relationship between sectors of the economy and the economy as a whole and its effect on various securities markets, investment strategies and techniques (such as value investing, market timing, dollar cost averaging, asset allocation, constant ratio transfer and account rebalancing), the advantages and disadvantages of investing in tax-deferred and taxable investments, customer profiles and hypothetical purchase and investment scenarios, financial management and tax and retirement planning, and investment alternatives to certificates of deposit and other financial instruments, including comparisons between the Contract and the characteristics of and market for such financial instruments. Total return data and supplemental total return information may be advertised based on the period of time that an Underlying Fund and an underlying Sub-Account have been in existence, even if longer than the period of time that the Contract has been offered. The results for any period prior to a Contract being offered will be calculated as if the Contract had been offered during that period of time, with all charges assumed to be those applicable to the Contract.

TOTAL RETURN

"Total Return" refers to the total of the income generated by an investment in a Sub-Account and of the changes of value of the principal invested (due to realized and unrealized capital gains or losses) for a specified period, reduced by the Sub-Account's asset charge and any applicable contingent deferred sales charge which would be assessed upon complete withdrawal of the investment.

Total Return figures are calculated by standardized methods prescribed by rules of the Securities and Exchange Commission (the "SEC"). The quotations are computed by finding the average annual compounded rates of return over the specified period that would equate the initial amount invested to the ending redeemable values, according to the following formula:

     P(1 + T) (n) = ERV

Where:    P    =    a hypothetical initial payment to the Variable Account of
                    $1,000

          T    =    average annual total return

          n    =    number of years

        ERV    =    the ending redeemable value of the $1,000 payment at
                    the end of the specified period

The calculation of Total Return includes the annual charges against the assets of the Sub-Account. This charge is 1.40% on an annual basis. The calculation of ending redeemable value assumes (1) the Contract was issued at the beginning of the period, and (2) a complete surrender of the Contract at the end of the period. The deduction of the contingent deferred sales charge, if any, applicable at the end of the period is included in the calculation, according to the following schedule:



                  YEARS FROM           CHARGE AS
                    DATE OF          PERCENTAGE OF
                  PAYMENT TO         NEW PURCHASE
                    DATE OF            PAYMENTS
                  WITHDRAWAL          WITHDRAWN*
                  ----------         -------------
                     0 - 1               6.5%
                    1+ - 2               6.0%
                    2+ - 3               5.0%
                    3+ - 4               4.0%
                    4+ - 5               3.0%
                    5+ - 6               2.0%
                    6+ - 7               1.0%
                  More than 7            0.0%


* Subject to the maximum limit described in the Prospectus.

No contingent deferred sales charge is deducted upon expiration of the periods specified above. In each calendar year, a certain amount (withdrawal without surrender charge amount, as described in the Prospectus) is not subject to the contingent deferred sales charge.

The calculations of Total Return include the deduction of the $30 annual Contract fee.

SUPPLEMENTAL TOTAL RETURN INFORMATION

The Supplemental Total Return Information in this section refers to the total of the income generated by an investment in a Sub-Account and of the changes of value of the principal invested (due to realized and unrealized capital gains or losses) for a specified period reduced by the Sub-Account's asset charges. It is assumed, however, that the investment is NOT withdrawn at the end of each period.

The quotations of Supplemental Total Return are computed by finding the average annual compounded rates of return over the specified periods that would equate the initial amount invested to the ending values, according to the following formula:

     P(1 + T) (n) = EV

Where:    P    =    a hypothetical initial payment to the Variable Account of
                    $1,000

          T    =    average annual total return

          n    =    number of years

         EV    =    the ending value of the $1,000 payment at the end
                    of the specified period.



The calculation of Supplemental Total Return reflects the 1.40% annual charge against the assets of the Sub-Accounts. The ending value assumes that the Contract is NOT surrendered at the end of the specified period, and therefore there is no adjustment for the contingent deferred sales charge that would be applicable if the Contract was surrendered at the end of the period. The calculation of Supplemental Total Return does not include the deduction of the $30 annual Contract fee.



YIELD AND EFFECTIVE YIELD - THE MONEY MARKET SUB-ACCOUNT



Set forth below is yield and effective yield information for the Money Market Sub-Account for the seven-day period ended December 31, 1998:




                    Yield               XX.X%
                    Effective Yield     XX.X%



The yield and effective yield figures are calculated by standardized methods prescribed by rules of the SEC. Under those methods, the yield quotation is computed by determining the net change (exclusive of capital changes) in the value of a hypothetical pre-existing account having a balance of one accumulation unit of the Sub-Account at the beginning of the period, subtracting a charge reflecting the annual 1.40% deduction for mortality and expense risk and the administrative charge, dividing the difference by the value of the account at the beginning of the same period to obtain the base period return, and then multiplying the return for a seven-day base period by (365/7), with the resulting yield carried to the nearest hundredth of one percent.

The Money Market Sub-Account computes effective yield by compounding the unannualized base period return by using the formula:

                    Effective Yield = [(base period return + 1) (365/7) ] - 1

The calculations of yield and effective yield reflect the $30 annual Contract fee.

                                FINANCIAL STATEMENTS

Financial Statements are included for Allmerica Financial Life Insurance and Annuity Company and for its Allmerica Select Separate Account.

                            PART C.   OTHER INFORMATION


ITEM 24.  FINANCIAL STATEMENTS AND EXHIBITS


     (a)  FINANCIAL STATEMENTS

          Financial Statements Included in Part A
          None

          Financial Statements Included in Part B
          Financial Statements for Allmerica Financial Life Insurance and Annuity Company and
          Financial Statements for Allmerica Select Separate Account of Allmerica Financial Life Insurance and Annuity Company will be filed on or before May 1, 1999 as part of a post-effective amendment filing pursuant to Rule 485(b).

          Financial Statements Included in Part C
          None

     (b)  EXHIBITS

          EXHIBIT 1 Vote of Board of Directors Authorizing Establishment of Registrant dated March 5, 1992 was previously filed on April 24, 1998 in Post-Effective Amendment No. 16 and is incorporated by reference herein.

          EXHIBIT 2 Not Applicable. Pursuant to Rule 26a-2, the Insurance Company may hold the assets of the Registrant NOT pursuant to a trust indenture or other such instrument.

          EXHIBIT 3  (A) Underwriting and Administrative Services
                         Agreement was previously filed on April 24, 1998 in Post-Effective Amendment No. 16 and is incorporated by reference herein.


                     (B) Sales Agreements (Select) with Commission
                         Schedule were previously filed on April 24, 1998 in Post-Effective Amendment No. 16 and are incorporated by reference herein.

                     (C) General Agent's Agreement was previously filed
                         on April 24, 1998 in Post-Effective Amendment No. 16 and is incorporated by reference herein.

                     (D) Career Agent Agreement was previously filed on
                         April 24, 1998 in Post-Effective Amendment No. 16 and is incorporated by reference herein.

                     (E) Registered Representative's Agreement was
                         previously filed on April 24, 1998 in
                         Post-Effective Amendment No. 16 and is
                         incorporated by reference herein.


          EXHIBIT 4 Minimum Guaranteed Annuity Payout Rider was previously filed on December 29, 1998 in Post-Effective Amendment No. 17 and is incorporated by reference herein. Specimen Policy Form A and Certificate and Generic Policy Form were previously filed on April 24, 1998 in Post-Effective Amendment No. 16 and are incorporated by reference herein. Policy Form B was previously filed on May 8, 1996 in Post-Effective Amendment No. 9 and is incorporated by reference herein.

          EXHIBIT 5  Specimen Generic Application Form A was
                     previously filed on April 24, 1998 in
                     Post-Effective Amendment No. 16 and is
                     incorporated by reference herein. Specimen
                     Application Form B was previously filed on May 8, 1996 in Post-Effective Amendment No. 9 and is incorporated by reference herein.

          EXHIBIT 6 The Depositor's Articles of Incorporation and Bylaws, as amended to reflect its name change were previously filed on September 29, 1995 in Post-Effective Amendment No. 7 and are incorporated by reference herein.

          EXHIBIT 7  Not Applicable.

          EXHIBIT 8  (A) Fidelity Service Agreement was previously filed on April 30, 1996 in Post-Effective No. 8 and is incorporated by reference herein.

                     (B) An Amendment to the Fidelity Service Agreement,
                         effective as of January 1, 1997, was previously filed on April 30, 1997 in Post-Effective Amendment No. 12 and is incorporated by reference herein.

                     (C) Fidelity Service Contract, effective as of
                         January 1, 1997, was previously filed on April 30, 1997 in Post-Effective Amendment No. 12 and is incorporated by reference herein.

                     (D) T. Rowe Price Service Agreement was previously
                         filed on April 24, 1998 in Post-Effective
                         Amendment No. 16 and is incorporated by
                         reference herein.

                     (E) BFDS Agreements for lockbox and mailroom services were previously filed on April 24, 1998 in Post-Effective Amendment No. 16 and are incorporated by reference herein.

          EXHIBIT 9  Opinion of Counsel is filed herewith.

          EXHIBIT 10 To be filed by amendment in Rule 485(b) filing.

          EXHIBIT 11 None.

          EXHIBIT 12 None.

          EXHIBIT 13 Not Applicable.

          EXHIBIT 14 Not Applicable.

          EXHIBIT 15 (A) Participation Agreement between the Company and
                         Allmerica Investment Trust was previously filed on April 24, 1998 in Post-Effective Amendment No. 16 and is incorporated by reference herein.

                     (B) Participation Agreement between the Company and
                         Fidelity VIP, as amended, was previously filed on April 24, 1998 in Post-Effective Amendment No. 16 and is incorporated by reference herein.

                     (C) Participation Agreement between the Company and
                         T. Rowe Price International Series, Inc. was previously filed on April 24, 1998 in Post-Effective Amendment
                         No. 16 and is incorporated by reference herein.

ITEM 25.  DIRECTORS AND OFFICERS OF THE DEPOSITOR

  The principal business address of all the following Directors and Officers is:
  440 Lincoln Street
  Worcester, Massachusetts 01653


                  DIRECTORS AND PRINCIPAL OFFICERS OF THE COMPANY

           NAME AND POSITION                    PRINCIPAL OCCUPATION(S) DURING
             WITH COMPANY                              PAST FIVE YEARS
             ------------                              ---------------
Bruce C. Anderson                            Director of First Allmerica since 1996; Vice
  Director                                   President, First Allmerica since 1984

Abigail M. Armstrong                         Secretary of First Allmerica since 1996; Counsel,
  Secretary and Counsel                      First Allmerica since 1991

Warren E. Barnes                             Vice President and Corporate Controller of First
    Vice President and Corporate Controller  Allmerica since 1998; Vice President and Co-
                                             Controller, First Allmerica 1997; Vice President and
                                             Assistant Controller, First Allmerica 1996 to 1997;
                                             Assistant Vice President and Assistant Controller,
                                             First Allmerica 1995 to 1996; Assistant Vice
                                             President Corporate Accounting and Reporting,
                                             First Allmerica 1993 to 1995

Robert E. Bruce                              Director and Chief Information Officer of First
  Director and Chief Information Officer     Allmerica since 1997; Vice President of First
                                             Allmerica since 1995; Corporate Manager, Digital
                                             Equipment Corporation 1979 to 1995

John P. Kavanaugh                            Director and Chief Investment Officer of First
  Director, Vice President and               Allmerica since 1996; Vice President, First
  Chief Investment Officer                   Allmerica since 1991

John F. Kelly                                Director of First Allmerica since 1996; Senior Vice
  Director, Vice President and               President, First Allmerica since 1986; General
  General Counsel                            Counsel, First Allmerica since 1981; Assistant
                                             Secretary, First Allmerica since 1991

J. Barry May                                 Director of First Allmerica since 1996; Director and
  Director                                   President, The Hanover Insurance Company since
                                             1996; Vice President, The Hanover Insurance
                                             Company, 1993 to 1996; General Manager, The
                                             Hanover Insurance Company 1989 to 1993

James R. McAuliffe                           Director of First Allmerica since 1996; Director of
  Director                                   Citizens Insurance Company of America since
                                             1992, President since 1994, and CEO since 1996;
                                             Vice President, First Allmerica 1982 to 1994; Chief
                                             Investment Officer, First Allmerica 1986 to 1994

John F. O'Brien                              Director, Chairman of the Board, President and
  Director, Chairman of the Board,           Chief Executive Officer, First Allmerica since 1989
  President and Chief Executive Officer

Edward J. Parry, III                         Director and Chief Financial Officer of First
  Director, Vice President,                  Allmerica since 1996; Vice President and
  Chief Financial Officer and Treasurer      Treasurer, First Allmerica since 1993; Assistant
                                             Vice President 1992 to 1993

Richard M. Reilly                            Director of First Allmerica since 1996; Vice
  Director and Vice President                President, First Allmerica since 1990; Director,
                                             Allmerica Investments, Inc. since 1990; Director
                                             and President, Allmerica Financial Investment
                                             Management Services, Inc. since 1990

Robert P. Restrepo, Jr.                      Chief Executive Officer of Travelers Property &
  Director                                   Casualty Company 1996-1998; Senior Vice
                                             President of Aetna Life & Casualty Company 1993-
                                             1996

Eric A. Simonsen                             Director of First Allmerica since 1996; Vice
  Director and Vice President                President, First Allmerica since 1990; Chief
                                             Financial Officer, First Allmerica 1990 to 1996

Phillip E. Soule                             Director of First Allmerica since 1996; Vice
  Director and Vice President                President, First Allmerica since 1987

ITEM 26.       PERSONS UNDER COMMON CONTROL WITH REGISTRANT

      See attached organization chart.


                                Allmerica Financial Corporation

                                            Delaware
     |               |                  |                  |              |            |              |
______________________________________________________________________________________________________________
 Financial          100%               100%               100%           100%         100%           100%
Profiles, Inc.  Allmerica, Inc.      Allmerica       First Allmerica  AFC Capital   Allmerica   First Sterling
                                   Funding Corp.     Financial Life    Trust I      Services        Limited
                                                       Insurance                   Corporation
                                                        Company

 California     Massachusetts       Massachusetts     Massachusetts    Delaware    Massachusetts    Bermuda
                                                            |                                    |
30%                                                   _________________                    _____________
                                                            |                                    |
                                                           100%                                 100%
                                                           SMA                            First Sterling
                                                      Financial Corp.                      Reinsurance
                                                                                             Company
                                                                                             Limited

                                                             Massachusetts                    Bermuda
                                                                     |
______________________________________________________________________________________________________________________
        |                   |                    |                   |                     |                   |
         70%               100%               99.2%                 100%                  100%                100%
     Allmerica        Sterling Risk         Allmerica             Allmerica             Allmerica           Allmerica
     Property           Management             Trust             Investments,           Financial        Financial Life
    & Casualty        Services, Inc.       Company, N.A.            Inc.                Investment       Insurance and
  Companies, Inc.                                                                       Management      Annuity Company
                                                                                      Services, Inc.

                                             Federally
     Delaware            Delaware            Chartered          Massachusetts         Massachusetts         Delaware
         |
___________________________________________________________________________
         |                  |                   |                    |
       100%                100%                100%                 100%
        APC             The Hanover          Allmerica           Citizens
   Funding Corp.         Insurance           Financial           Insurance
                          Company            Insurance           Company of
                                           Brokers, Inc.          Illinois

   Massachusetts       New Hampshire       Massachusetts          Illinois
                             |
______________________________________________________________________________________________________________________
        |                                       |                    |                     |                  |
       100%                 100%               100%                 100%                 82.5%               100%
     Allmerica            Allmerica         The Hanover        Hanover Texas           Citizens          Massachusetts
     Financial              Plus             American            Insurance            Corporation        Bay Insurance
      Benefit             Insurance          Insurance           Management                                 Company
     Insurance          Agency, Inc.          Company          Company, Inc.
      Company

   Pennsylvania        Massachusetts       New Hampshire           Texas                Delaware         New Hampshire
                                                                                           |
                                                              ________________________________________________________
                                                                     |                     |                   |
                                                                    100%                  100%               100%
                                                                  Citizens         Citizens Insurance      Citizens
                                                                 Insurance            Company of           Insurance
                                                              Company of Ohio           America         Company of the
                                                                                                            Midwest

                                                                    Ohio                Michigan            Indiana
                                                                                           |
                                                                                    _______________
                                                                                          100%
                                                                                        Citizens
                                                                                    Management Inc.

                                                                                        Michigan



                                Allmerica Financial Corporation

                                            Delaware
     |                    |                     |                   |             |           |               |
_______________________________________________________________________________________________________________________
  Financial              100%                  100%               100%           100%        100%            100%
Profiles, Inc.     Allmerica, Inc.          Allmerica        First Allmerica  AFC Capital   Allmerica   First Sterling
                                          Funding Corp.      Financial Life    Trust I      Services        Limited
                                                                Insurance                  Corporation
                                                                 Company

 California         Massachusetts         Massachusetts       Massachusetts    Delaware   Massachusetts     Bermuda
                                                      |                                          |

_____________________________________________________________________________________________________________________
        |                    |                   |                     |                   |
       100%                100%                 100%                  100%                100%
     Allmerica           Allmerica           Allmerica             Allmerica           Allmerica
    Investment             Asset         Financial Services          Asset             Benefits
    Management          Management,          Insurance            Management,             Inc.
   Company, Inc.            Inc.            Agency, Inc.            Limited

   Massachusetts       Massachusetts       Massachusetts            Bermuda             Florida

                                                              ________________      _________________________________
                                                              Allmerica Equity         Greendale              AAM
                                                                 Index Pool             Special           Equity Fund
                                                                                       Placements
                                                                                          Fund

                                                               Massachusetts         Massachusetts       Massachusetts
_____________________________________
        |                   |                                 --------------  Grantor Trusts established for the benefit of First
       100%                100%                                               Allmerica, Allmerica Financial Life, Hanover and
     Allmerica          AMGRO, Inc.                                           Citizens
     Financial                                                   Allmerica               Allmerica
     Alliance                                                 Investment Trust          Securities
     Insurance                                                                             Trust
      Company
                                                               Massachusetts           Massachusetts
   New Hampshire       Massachusetts
                             |
                      _______________
                             |
                           100%                               --------------  Affiliated Management Investment Companies
                          Lloyds
                          Credit                                                    Hanover Lloyd's
                        Corporation                                                    Insurance
                                                                                        Company

                       Massachusetts                                                     Texas

                                                              --------------  Affiliated Lloyd's plan company, controlled by
                                                                              Underwriters for the benefit of The Hanover
                                                                              Insurance Company

                                                                                          AAM              AAM
                                                                                       Growth &            High
                                                                                      Income Fund       Yield Fund,
                                                                                          L.P.            L.L.C.

                                                                                        Delaware       Massachusetts

                                                              --------------  L.P. or L.L.C. established for the benefit of
                                                                              First Allmerica, Allmerica
                                                                              Financial Life, Hanover and
                                                                              Citizens


              ALLMERICA FINANCIAL LIFE  INSURANCE AND ANNUITY COMPANY

              NAME                            ADDRESS                   TYPE OF BUSINESS
              ----                            -------                   ----------------
AAM Equity Fund                          440 Lincoln Street         Massachusetts Grantor Trust
                                         Worcester MA 01653

AAM Growth &  Income Fund, L.P.          440 Lincoln Street          Limited Partnership
                                         Worcester MA 01653

AFC Capital Trust I                      440 Lincoln Street          Statutory Business Trust
                                         Worcester MA 01653

Allmerica Asset Management Limited       440 Lincoln Street          Investment advisory services
                                         Worcester MA 01653

Allmerica Asset Management, Inc.         440 Lincoln Street          Investment advisory services
                                         Worcester MA 01653

Allmerica Benefits, Inc.                 440 Lincoln Street          Non-insurance medical services
                                         Worcester MA 01653

Allmerica Equity Index Pool              440 Lincoln Street          Massachusetts Grantor Trust
                                         Worcester MA 01653

Allmerica Financial Alliance Insurance   100 North Parkway           Multi-line property and casualty
Company                                  Worcester MA 01605          insurance

Allmerica Financial Benefit Insurance    100 North Parkway          Multi-line property and casualty
Company                                  Worcester MA 01605         insurance

Allmerica Financial Corporation          440 Lincoln Street         Holding Company
                                         Worcester MA 01653

Allmerica Financial Insurance Brokers,   440 Lincoln Street         Insurance Broker
Inc.                                     Worcester MA 01653

Allmerica Financial Life Insurance and   440 Lincoln Street         Life insurance, accident and
Annuity Company (formerly known as       Worcester MA 01653         health insurance, annuities,
SMA Life Assurance Company)                                         variable annuities and variable life
                                                                    insurance

Allmerica Financial Services Insurance   440 Lincoln Street         Insurance Agency
Agency, Inc.                             Worcester MA 01653

Allmerica Funding Corp.                  440 Lincoln Street         Special purpose funding vehicle
                                         Worcester MA 01653         for commercial paper

Allmerica, Inc.                          440 Lincoln Street         Common employer for Allmerica
                                         Worcester MA 01653         Financial Corporation entities

Allmerica Financial Investment           440 Lincoln Street         Investment advisory services
Management Services, Inc.                Worcester MA 01653
(formerly known as Allmerica
Institutional Services, Inc.
and 440 Financial Group of
Worcester, Inc.)

Allmerica Investment Management          440 Lincoln Street         Investment advisory services
Company, Inc.                            Worcester MA 01653

Allmerica Investments, Inc.              440 Lincoln Street         Securities, retail broker-dealer
                                         Worcester MA 01653

Allmerica Investment Trust               440 Lincoln Street         Investment Company
                                         Worcester MA 01653

Allmerica Plus Insurance  Agency, Inc.   440 Lincoln Street         Insurance Agency
                                         Worcester MA 01653

Allmerica Property & Casualty            440 Lincoln Street         Holding Company
Companies, Inc.                          Worcester MA 01653

Allmerica Securities Trust               440 Lincoln Street         Investment Company
                                         Worcester MA 01653

Allmerica Services Corporation           440 Lincoln Street         Internal administrative services
                                         Worcester MA 01653         provider to Allmerica Financial
                                                                    Corporation entities

Allmerica Trust Company, N.A.            440 Lincoln Street         Limited purpose national trust
                                         Worcester MA 01653         company

AMGRO, Inc.                              100 North Parkway          Premium financing
                                         Worcester MA 01605

Citizens Corporation                     440 Lincoln Street         Holding Company
                                         Worcester MA 01653

Citizens Insurance Company of America    645 West Grand River       Multi-line property and casualty
                                         Howell MI 48843            insurance

Citizens Insurance Company of Illinois   333 Pierce Road            Multi-line property and casualty
                                         Itasca IL 60143            insurance

Citizens Insurance Company of the        3950 Priority Way South    Multi-line property and casualty
Midwest                                  South Drive, Suite 200     insurance
                                         Indianapolis IN 46280

Citizens Insurance Company of Ohio       8101 N. High Street        Multi-line property and casualty
                                         P.O. Box 342250            insurance
                                         Columbus OH 43234

Citizens Management, Inc.                645 West Grand River       Services management company
                                         Howell MI 48843

Financial Profiles                       5421 Avenida Encinas       Computer software company
                                         Carlsbad, CA  92008

First Allmerica Financial Life Insurance 440 Lincoln Street         Life, pension, annuity, accident
Company (formerly State Mutual Life      Worcester MA 01653         and health insurance company
Assurance Company of America)

First Sterling Limited                   440 Lincoln Street         Holding Company
                                         Worcester MA 01653

First Sterling Reinsurance Company       440 Lincoln Street         Reinsurance Company
Limited                                  Worcester MA 01653


Greendale Special Placements Fund        440 Lincoln Street         Massachusetts Grantor Trust
                                         Worcester MA 01653

The Hanover American Insurance            100 North Parkway         Multi-line property and casualty
Company                                   Worcester MA 01605        insurance

The Hanover Insurance Company             100 North Parkway         Multi-line property and casualty
                                          Worcester MA 01605        insurance

Hanover Texas Insurance Management        801 East Campbell Road    Attorney-in-fact for Hanover
Company, Inc.                             Richardson TX 75081       Lloyd's Insurance Company

Hanover Lloyd's Insurance Company         801 East Campbell Road    Multi-line property and casualty
                                          Richardson TX 75081       insurance

Lloyds Credit Corporation                 440 Lincoln Street        Premium financing service
                                          Worcester MA 01653        franchises

 Massachusetts Bay Insurance Company      100 North Parkway         Multi-line property and casualty
                                          Worcester MA 01605        insurance

SMA Financial Corp.                       440 Lincoln Street        Holding Company
                                          Worcester MA 01653


Sterling Risk Management Services, Inc.   440 Lincoln Street        Risk management services
                                          Worcester MA 01653

ITEM 27.  NUMBER OF CONTRACT OWNERS

     As of January 29, 1999, there were 13,002 Contact Owners of qualified Contracts and 18,895 Contract Owners of non-qualified Contracts.

ITEM 28.  INDEMNIFICATION

     Article VIII of the Bylaws of Allmerica Financial Life Insurance and Annuity Company (the Depositor) state: Each Director and each Officer of the Corporation, whether or not in office, (and his executors or administrators), shall be indemnified or reimbursed by the Corporation against all expenses actually and necessarily incurred by him in the defense or reasonable settlement of any action, suit, or proceeding in which he is made a party by reason of his being or having been a Director or Officer of the Corporation, including any sums paid in settlement or to discharge judgment, except in relation to matters as to which he shall be finally adjudged in such action, suit or proceeding to be liable for negligence or misconduct in the performance of his duties as such Director or Officer; and the foregoing right of indemnification or reimbursement shall not affect any other rights to which he may be entitled under the Articles of Incorporation, any statute, bylaw, agreement, vote of stockholders, or otherwise.

ITEM 29.  PRINCIPAL UNDERWRITERS

     (a) Allmerica Investments, Inc. also acts as principal underwriter for the following:

          - VEL Account, VEL II Account, VEL Account III, Select Account III, Inheiritage Account, Separate Accounts VA-A, VA-B, VA-C, VA-G, VA-H, VA-K, Allmerica Select Separate Account II, Group VEL Account, Separate Account KG, Separate Account KGC, Fulcrum Separate Account, Fulcrum Variable Life Separate Account, and Allmerica Select Separate Account of Allmerica Financial Life Insurance and Annuity Company.

         - Inheiritage Account, VEL II Account, Separate Account I, Separate Account VA-K, Separate Account VA-P, Allmerica Select Separate Account II, Group VEL Account, Separate Account KG, Separate Account KGC, Fulcrum Separate Account, and Allmerica Select Separate Account of First Allmerica Financial Life Insurance Company.

         -  Allmerica Investment Trust

     (b) The Principal Business Address of each of the following Directors and Officers of Allmerica Investments, Inc. is:
          440 Lincoln Street
          Worcester, Massachusetts 01653

     NAME                          POSITION OR OFFICE WITH UNDERWRITER
     ----                          -----------------------------------
     Abigail M. Armstrong          Secretary and Counsel

     Emil J. Aberizk, Jr.          Vice President

     Edward T. Berger              Vice President and Chief Compliance Officer

     Richard F. Betzler, Jr.       Vice  President

     Philip L. Heffernan           Vice President

     John F. Kelly                 Director

     Daniel Mastrototaro           Vice President

     William F. Monroe, Jr.        Vice President

     David J. Mueller              Vice President

     John F. O'Brien               Director

     Stephen Parker                President, Director and Chief Executive
                                   Officer

     Edward J. Parry, III          Treasurer

     Richard M. Reilly             Director

     Eric A. Simonsen              Director

     Mark G. Steinberg             Senior Vice President


ITEM 30.  LOCATION OF ACCOUNTS AND RECORDS

     Each account, book or other document required to be maintained by Section 31(a) of the 1940 Act and Rules 31a-1 to 31a-3 thereunder are maintained by the Company at 440 Lincoln Street, Worcester, Massachusetts.

ITEM 31.  MANAGEMENT SERVICES

     The Company provides daily unit value calculations and related services for the Company's separate accounts.

ITEM 32.  UNDERTAKINGS

     (a) Subject to the terms and conditions of Section 15(d) of the Securities Exchange Act of 1934, the undersigned Registrant hereby undertakes to file with the Securities and Exchange Commission ("SEC") such supplementary and periodic information, documents, and reports as may be prescribed by any rule or regulation of the SEC heretofore or hereafter duly adopted pursuant to authority conferred in that section.

     (b) The Registrant hereby undertakes to include as part of the application to purchase a Contract a space that the applicant can check to request a Statement of Additional Information.

     (c) The Registrant hereby undertakes to deliver a Statement of Additional Information promptly upon written or oral request, according to the requirements of Form N-4.

     (d) Insofar as indemnification for liability arising under the 1933 Act may be permitted to Directors, Officers and Controlling Persons of Registrant under any registration statement, underwriting agreement or otherwise, Registrant has been advised that, in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a Director, Officer or Controlling Person of Registrant in the successful defense of any action, suit or proceeding) is asserted by such Director, Officer or Controlling Person in connection with the securities being registered, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

     (e) The Company hereby represents that the aggregate fees and charges under the Contracts are reasonable in relation to the services rendered, expenses expected to be incurred, and risks assumed by the Company.


ITEM 33. REPRESENTATIONS CONCERNING WITHDRAWAL RESTRICTIONS ON SECTION 403(b) PLANS AND UNDER THE TEXAS OPTIONAL RETIREMENT PROGRAM

     Registrant, a separate account of Allmerica Financial Life Insurance and Annuity Company ("Company"), states that it is (a) relying on Rule 6c-7 under the 1940 Act with respect to withdrawal restrictions under the Texas Optional Retirement Program ("Program") and (b) relying on the "no-action" letter (Ref. No. IP-6-88) issued on November 28, 1988 to the American Council of Life Insurance, in applying the withdrawal restrictions of Internal Revenue Code Section 403(b)(11). Registrant has taken the following steps in reliance on the letter:

     1. Appropriate disclosures regarding the redemption withdrawal restrictions imposed by the Program and by Section 403(b)(11) have been included in the prospectus of each registration statement used in connection with the offer of the Company's variable contracts.

     2. Appropriate disclosures regarding the redemption withdrawal restrictions imposed by the Program and by Section 403(b)(11) have been included in sales literature used in connection with the offer of the Company's variable contracts.

     3. Sales Representatives who solicit participants to purchase the variable contracts have been instructed to specifically bring the redemption withdrawal restrictions imposed by the Program and by
         Section 403(b)(11) to  the attention of potential participants.

     4.  A signed statement acknowledging the participant's understanding of
         (I) the restrictions on redemption withdrawal imposed by the Program and by Section 403(b)(11) and (ii) the investment alternatives available under the employer's arrangement will be obtained from each participant who purchases a variable annuity contract prior to or at the time of purchase.

     Registrant hereby represents that it will not act to deny or limit a transfer request except to the extent that a Service-Ruling or written opinion of counsel, specifically addressing the fact pattern involved and taking into account the terms of the applicable employer plan, determines that denial or limitation is necessary for the variable annuity contracts to meet the requirements of the Program or of Section 403(b). Any transfer request not so denied or limited will be effected as expeditiously as possible.

                                     SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940 the Registrant has duly caused this Registration Statement to be signed on behalf by the undersigned, thereto duly authorized, in the City of Worcester, and Commonwealth of Massachusetts, on the 1st day of February, 1999.

                        ALLMERICA SELECT SEPARATE ACCOUNT OF
               ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

                    By:  /S/ Abigail M. Armstrong
                         -------------------------------
                         Abigail M. Armstrong, Secretary

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the date indicated.


 Signatures                   Title                            Date
 ---------------------        ----------------------------     -----------------

 /s/ John F. O'Brien          Director and Chairman of         February 1, 1999
 ---------------------------  the Board
 John F. O'Brien

 /s/ Bruce C. Anderson        Director
 ---------------------------
 Bruce C. Anderson

 /s/ Warren E. Barnes         Vice President and Corporate
 ---------------------------  Controller
 Warren E. Barnes

 /s/ Robert E. Bruce          Director and Chief Information
 ---------------------------  Officer
 Robert E. Bruce

 /s/ John P. Kavanaugh        Director, Vice President and
 ---------------------------  Chief Investment Officer
 John P. Kavanaugh

 /s/ John F. Kelly            Director, Vice President and
 ---------------------------  General Counsel
 John F. Kelly

 /s/ J. Barry May             Director
 ---------------------------
 J. Barry May

 /s/ James R. McAuliffe       Director
 ---------------------------
 James R. McAuliffe

 /s/ Edward J. Parry III      Director, Vice President, Chief
 ---------------------------  Financial Officer and Treasurer
 Edward J. Parry III

 /s/ Richard M. Reilly        Director, President and
 ---------------------------  Chief Executive Officer
 Richard M. Reilly

 /s/ Robert P. Restrepo, Jr.  Director
 ---------------------------
 Robert P. Restrepo, Jr.

 /s/ Eric A. Simonsen         Director and Vice President
 ---------------------------
 Eric A. Simonsen

 /s/ Phillip E. Soule         Director
 ---------------------------
 Phillip E. Soule


                                   EXHIBIT TABLE




Exhibit 9      Opinion of Counsel